UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: February 28

Registrant is making a filing for 11 of its series:

Wells Fargo Advantage Dow Jones Target Today Fund, Wells Fargo Advantage Dow Jones Target 2010 Fund, Wells Fargo Advantage Dow Jones Target 2015 Fund, Wells Fargo Advantage Dow Jones Target 2020 Fund, Wells Fargo Advantage Dow Jones Target 2025 Fund, Wells Fargo Advantage Dow Jones Target 2030 Fund, Wells Fargo Advantage Dow Jones Target 2035 Fund, Wells Fargo Advantage Dow Jones Target 2040 Fund, Wells Fargo Advantage Dow Jones Target 2045 Fund, Wells Fargo Advantage Dow Jones Target 2050 Fund, and Wells Fargo Advantage Dow Jones Target 2055 Fund.

Date of reporting period: February 28, 2015

ITEM 1.	REPORT TO STOCKHOLDERS

Wells Fargo Advantage

Dow Jones Target Date FundsSM

Annual Report

February 28, 2015

■	Wells Fargo Advantage Dow Jones Target Today FundSM

■	Wells Fargo Advantage Dow Jones Target 2010 FundSM

■	Wells Fargo Advantage Dow Jones Target 2015 FundSM

■	Wells Fargo Advantage Dow Jones Target 2020 FundSM

■	Wells Fargo Advantage Dow Jones Target 2025 FundSM

■	Wells Fargo Advantage Dow Jones Target 2030 FundSM

■	Wells Fargo Advantage Dow Jones Target 2035 FundSM

■	Wells Fargo Advantage Dow Jones Target 2040 FundSM

■	Wells Fargo Advantage Dow Jones Target 2045 FundSM

■	Wells Fargo Advantage Dow Jones Target 2050 FundSM

■	Wells Fargo Advantage Dow Jones Target 2055 FundSM

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

*	A complete schedule of portfolio holdings as of the report date may be obtained, free of charge, by accessing the following website: http://a584.g.akamai.net/f/584/1326/1d/www.wellsfargoadvantagefunds.com/pdf/ann/holdings/diversifiedfixedincome.pdf or by calling Wells Fargo Advantage Funds at 1-800-222-8222. This complete schedule, filed on Form N-CSR, is also available on the SEC’s website at sec.gov.

**	A complete schedule of portfolio holdings as of the report date may be obtained, free of charge, by accessing the following website: http://a584.g.akamai.net/f/584/1326/1d/www.wellsfargoadvantagefunds.com/pdf/ann/holdings/diversifiedstock.pdf or by calling Wells Fargo Advantage Funds at 1-800-222-8222. This complete schedule, filed on Form N-CSR, is also available on the SEC’s website at sec.gov.

Dow Jones® and Dow Jones Target Date IndexesSM are service marks of Dow Jones Trademark Holdings LLC (Dow Jones); have been licensed to CME Group Index Services LLC (CME Indexes); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

The views expressed and any forward-looking statements are as of February 28, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Dow Jones Target Date Funds	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

During the period, an improving U.S. economy, a stronger U.S. dollar, declining oil and gas prices, and central bank actions globally were among the most significant influences on the investment markets.

Dear Valued Shareholder:

We are pleased to offer you this annual report for the Wells Fargo Advantage Dow Jones Target Date Funds for the 12-month period that ended February 28, 2015. The Dow Jones Target Date Funds diversify investments across equity, bond, and short-term debt investments. During the period, an improving U.S. economy, a stronger U.S. dollar, declining oil and gas prices, and central bank actions globally were among the most significant influences on the investment markets.

The U.S. Federal Reserve (Fed) held short-term interest rates near zero, which supported equity investing, although falling energy commodity prices caused volatility. Many domestic longer-term fixed-income market segments recorded positive returns, which was counter to investor expectations that bonds would suffer when the Fed ended its quantitative easing-related bond-buying program in October 2014. The Fed’s low-interest-rate policy stifled short-term debt returns.

Strengthening U.S. economic recovery benefited investors.

The U.S. economy strengthened with positive gross domestic product measures in each of the last two quarters of 2014. Consumer sentiment improved and corporate earnings were generally favorable. In 2015, initial weekly jobless claims fell to 267,000 for the week ended January 24, 2015. The unemployment rate declined from 5.7% in January to 5.5% in February. The S&P 500 Index1 returned 15.51%. Nine of ten business sectors in the index had positive returns, with the exception of the energy sector, which suffered when oil and natural gas prices fell in the second half of 2014 before stabilizing in early 2015.

Returns in fixed-income markets, while not as strong as stocks, were positive in many sectors. Domestic bond yields were higher than international bonds, driving continued investor demand for U.S. issues. The Barclays U.S. Aggregate Bond Index2 returned 5.05%. Renewed confidence in economic growth and favorable corporate results drove outperformance in the investment-grade corporate bond sector, as measured by the Barclays Corporate Bond Index3, which gained 6.54%.

Europe and Asia focus on economic stimulus.

As the U.S. economic recovery gained strength, economies in other global developed markets struggled. In response, central banks in Europe, Japan, and China took steps to spark business activity and economic growth. The European Central Bank reduced interest rates in June and September 2014 and announced a quantitative easing bond-buying program early in 2015. While Japan’s economy rebounded from recession in the final quarter of 2014, the Bank of Japan maintained accommodative monetary policies because growth was weaker than expected. The People’s Bank of China reduced interest rates in November 2014 and February 2015 in an effort to spark increased economic activity, however government officials revised their projections for future economic growth lower. As the U.S. dollar strengthened compared to other currencies, investment gains earned in international markets were negatively affected upon translation into U.S. dollars. The return for the MSCI All Country World Index ex USA (Net)4 was 0.87%. On the

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. You cannot invest directly in an index.

[3]	The Barclays Corporate Bond Index is an unmanaged market-value-weighted index of investment-grade corporate fixed-rate debt issues with maturities of one year or more. You cannot invest directly in an index.

[4]	The MSCI All Country World Index ex USA (Net) includes large-, mid-, small-, and micro-cap segments for all developed markets countries in the index together with large-, mid-, and small-cap segments for the emerging markets countries. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

Letter to shareholders (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	3

international fixed-income front, the return for the Barclays Global Aggregate ex-U.S. Dollar Bond Index5 was -8.17%.

Target date funds are playing a central role in Americans’ retirement savings.

Today, target date mutual fund and collective trust assets exceed $1 trillion, according to Morningstar6. Contributing regularly to a retirement plan is the main factor for achieving a financially secure retirement. Because markets are volatile, it also is important to allocate assets appropriately for a specific time horizon. Many investors invest in target date funds to access diverse asset classes and professional investment and risk management approaches that are suitable for their retirement time horizons. The principal value is not guaranteed at any time, including at the target date.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

[5]	The Barclays Global Aggregate ex-U.S. Dollar Bond Index tracks an international basket of government, corporate, agency, and mortgage-related bonds. You cannot invest directly in an index.

[6]	“Target Date Funds Take Over,” Barron’s, July, 5, 2014.

4	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Wells Fargo Advantage Dow Jones Target Date Funds1

Investment objective

Each Fund’s objective is to approximate, before fees and expenses, the total return of the appropriate Dow Jones Global Target Date Index as specified in the following table:

Wells Fargo Advantage Dow Jones Target Date Funds	Corresponding Dow Jones Global Target Date Index
Target Today Fund	Dow Jones Global Target Today Index
Target 2010 Fund	Dow Jones Global Target 2010 Index
Target 2015 Fund	Dow Jones Global Target 2015 Index
Target 2020 Fund	Dow Jones Global Target 2020 Index
Target 2025 Fund	Dow Jones Global Target 2025 Index
Target 2030 Fund	Dow Jones Global Target 2030 Index
Target 2035 Fund	Dow Jones Global Target 2035 Index
Target 2040 Fund	Dow Jones Global Target 2040 Index
Target 2045 Fund	Dow Jones Global Target 2045 Index
Target 2050 Fund	Dow Jones Global Target 2050 Index
Target 2055 Fund	Dow Jones Global Target 2055 Index

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Global Index Advisors, Inc.

Portfolio managers

Rodney H. Alldredge

James P. Lauder

Paul T. Torregrosa, Ph.D.

The target date represents the year in which investors may likely begin withdrawing assets. The Funds gradually seek to reduce market risk as the target date approaches and after it arrives by decreasing equity exposure and increasing fixed income exposure. The principal value is not guaranteed at any time, including at the target date.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Funds. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Funds and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Funds are exposed to foreign investment risk, mortgage- and asset-backed securities risk, smaller-company investment risk, and allocation methodology risk (risk that the allocation methodology of the Dow Jones Global Target Date Index, whose total returns the Funds seek to approximate, before fees and expenses, will not meet an investor’s goals). Consult the prospectus for additional information on these and other risks.

Please see footnotes on pages 18-19.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	5

Target Today Fund

Average annual total returns2 (%) as of February 28, 2015

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STWRX)	3-1-1994	(4.01)	2.69	3.32	1.83	3.91	3.93	1.01	0.81
Class B (WFOKX)*	8-1-1998	(3.97)	2.79	3.38	1.03	3.14	3.38	1.76	1.56
Class C (WFODX)	12-1-1998	0.09	3.14	3.15	1.09	3.14	3.15	1.76	1.56
Class R (WFRRX)	6-28-2013	–	–	–	1.53	3.77	3.85	1.26	1.06
Class R4 (WOTRX)	11-30-2012	–	–	–	2.16	4.41	4.43	0.68	0.45
Class R6 (WOTDX)	6-30-2004	–	–	–	2.41	4.47	4.46	0.53	0.30
Administrator Class (WFLOX)	11-8-1999	–	–	–	1.95	4.09	4.15	0.85	0.65
Investor Class (WFBTX)	1-31-2007	–	–	–	1.84	3.99	4.08	1.07	0.86
Dow Jones Global Target Today Index[5]	–	–	–	–	2.65	4.85	4.81	–	–
Russell 3000® Index[6]	–	–	–	–	14.12	16.36	8.30	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	5.05	4.29	4.82	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment[8] as of February 28, 2015

Please see footnotes on pages 18-19.

6	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2010 Fund

Average annual total returns9 (%) as of February 28, 2015

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STNRX)	3-1-1994	(3.74)	3.38	3.42	2.11	4.61	4.03	1.01	0.83
Class B (SPTBX)*	3-1-1997	(3.58)	3.50	3.50	1.42	3.85	3.50	1.76	1.58
Class C (WFOCX)	12-1-1998	0.39	3.84	3.26	1.39	3.84	3.26	1.76	1.58
Class R (WFARX)	6-28-2013	–	–	–	1.92	4.46	3.96	1.26	1.08
Class R4 (WFORX)	11-30-2012	–	–	–	2.55	5.11	4.55	0.68	0.47
Class R6 (WFOAX)	6-30-2004	–	–	–	2.71	5.17	4.58	0.53	0.32
Administrator Class (WFLGX)	11-8-1999	–	–	–	2.26	4.79	4.27	0.85	0.67
Investor Class (WFCTX)	1-31-2007	–	–	–	2.14	4.68	4.19	1.07	0.88
Dow Jones Global Target 2010 Index[5]	–	–	–	–	3.00	5.58	4.95	–	–
Russell 3000® Index[6]	–	–	–	–	14.12	16.36	8.30	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	5.05	4.29	4.82	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment[8] as of February 28, 2015

Please see footnotes on pages 18-19.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	7

Target 2015 Fund

Average annual total returns10 (%) as of February 28, 2015

		Including sales charge			Excluding sales charge				Expense ratios[3] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception		Gross	Net[4]
Class A (WFACX)	11-30-2012	(3.12)	4.42	2.84	2.75	5.66	3.64		1.01	0.84
Class R (WFBRX)	6-28-2013	–	–	–	2.51	5.39	3.41		1.26	1.09
Class R4 (WFSRX)	11-30-2012	–	–	–	3.15	6.04	3.95		0.68	0.48
Class R6 (WFSCX)	6-29-2007	–	–	–	3.31	6.09	3.98		0.53	0.33
Administrator Class (WFFFX)	6-29-2007	–	–	–	2.91	5.72	3.67		0.85	0.68
Investor Class (WFQEX)	6-29-2007	–	–	–	2.68	5.59	3.59		1.07	0.89
Dow Jones Global Target 2015 Index[5]	–	–	–	–	3.61	6.51	4.45	*	–	–
Russell 3000® Index[6]	–	–	–	–	14.12	16.36	6.99	*	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	5.05	4.29	5.29	*	–	–
*	Based on the inception date of the oldest class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment[8] as of February 28, 2015

Please see footnotes on pages 18-19.

8	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2020 Fund

Average annual total returns2 (%) as of February 28, 2015

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STTRX)	3-1-1994	(2.37)	5.49	4.16	3.57	6.76	4.78	0.98	0.86
Class B (STPBX)*	3-1-1997	(2.26)	5.62	4.22	2.74	5.94	4.22	1.73	1.61
Class C (WFLAX)	12-1-1998	1.71	5.96	3.99	2.71	5.96	3.99	1.73	1.61
Class R (WFURX)	6-28-2013	–	–	–	3.30	6.61	4.70	1.23	1.11
Class R4 (WFLRX)	11-30-2012	–	–	–	3.89	7.25	5.29	0.65	0.50
Class R6 (WFOBX)	6-30-2004	–	–	–	4.04	7.31	5.32	0.50	0.35
Administrator Class (WFLPX)	11-8-1999	–	–	–	3.69	6.94	5.02	0.82	0.70
Investor Class (WFDTX)	1-31-2007	–	–	–	3.49	6.82	4.94	1.04	0.91
Dow Jones Global Target 2020 Index[5]	–	–	–	–	4.44	7.73	5.87	–	–
Russell 3000® Index[6]	–	–	–	–	14.12	16.36	8.30	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	5.05	4.29	4.82	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment[8] as of February 28, 2015

Please see footnotes on pages 18-19.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	9

Target 2025 Fund

Average annual total returns11 (%) as of February 28, 2015

		Including sales charge			Excluding sales charge				Expense ratios[3] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception		Gross	Net[4]
Class A (WFAYX)	11-30-2012	(1.51)	6.92	3.12	4.46	8.20	3.92		0.98	0.86
Class R (WFHRX)	6-28-2013	–	–	–	4.24	7.91	3.70		1.23	1.11
Class R4 (WFGRX)	11-30-2012	–	–	–	4.87	8.60	4.25		0.65	0.50
Class R6 (WFTYX)	6-29-2007	–	–	–	5.03	8.64	4.28		0.50	0.35
Administrator Class (WFTRX)	6-29-2007	–	–	–	4.65	8.27	3.98		0.82	0.70
Investor Class (WFGYX)	6-29-2007	–	–	–	4.35	8.12	3.89		1.04	0.91
Dow Jones Global Target 2025 Index[5]	–	–	–	–	5.40	9.05	4.66	*	–	–
Russell 3000® Index[6]	–	–	–	–	14.12	16.36	6.99	*	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	5.05	4.29	5.29	*	–	–
*	Based on the inception date of the oldest class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment[8] as of February 28, 2015

Please see footnotes on pages 18-19.

10	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2030 Fund

Average annual total returns2 (%) as of February 28, 2015

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STHRX)	3-1-1994	(0.60)	8.00	4.96	5.44	9.29	5.59	0.98	0.87
Class B (SGPBX)*	3-1-1997	(0.36)	8.18	5.04	4.64	8.47	5.04	1.73	1.62
Class C (WFDMX)	12-1-1998	3.67	8.46	4.81	4.67	8.46	4.81	1.73	1.62
Class R (WFJRX)	6-28-2013	–	–	–	5.15	9.14	5.51	1.23	1.12
Class R4 (WTHRX)	11-30-2012	–	–	–	5.82	9.80	6.11	0.65	0.51
Class R6 (WFOOX)	6-30-2004	–	–	–	6.04	9.86	6.14	0.50	0.36
Administrator Class (WFLIX)	11-8-1999	–	–	–	5.61	9.46	5.83	0.82	0.71
Investor Class (WFETX)	1-31-2007	–	–	–	5.42	9.34	5.75	1.04	0.92
Dow Jones Global Target 2030 Index[5]	–	–	–	–	6.42	10.25	6.96	–	–
Russell 3000® Index[6]	–	–	–	–	14.12	16.36	8.30	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	5.05	4.29	4.82	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees, or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment[8] as of February 28, 2015

Please see footnotes on pages 18-19.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	11

Target 2035 Fund

Average annual total returns11 (%) as of February 28, 2015

		Including sales charge			Excluding sales charge				Expense ratios[3] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception		Gross	Net[4]
Class A (WFQBX)	11-30-2012	0.23	9.10	3.60	6.33	10.40	4.40		1.01	0.88
Class R (WFKRX)	6-28-2013	–	–	–	5.97	10.11	4.11		1.26	1.13
Class R4 (WTTRX)	11-30-2012	–	–	–	6.63	10.77	4.71		0.68	0.52
Class R6 (WFQRX)	6-29-2007	–	–	–	6.79	10.83	4.75		0.53	0.37
Administrator Class (WFQWX)	6-29-2007	–	–	–	6.50	10.46	4.40		0.85	0.72
Investor Class (WFQTX)	6-29-2007	–	–	–	6.25	10.34	4.31		1.07	0.93
Dow Jones Global Target 2035 Index[5]	–	–	–	–	7.31	11.26	5.03	*	–	–
Russell 3000® Index[6]	–	–	–	–	14.12	16.36	6.99	*	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	5.05	4.29	5.29	*	–	–
*	Based on the inception date of the oldest class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment[8] as of February 28, 2015

Please see footnotes on pages 18-19.

12	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2040 Fund

Average annual total returns2 (%) as of February 28, 2015

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STFRX)	3-1-1994	0.87	9.71	5.70	7.01	11.02	6.33	0.99	0.88
Class B (SLPBX)*	3-1-1997	1.20	9.91	5.76	6.20	10.18	5.76	1.74	1.63
Class C (WFOFX)	7-1-1998	5.15	10.19	5.53	6.15	10.19	5.53	1.74	1.63
Class R (WFMRX)	6-28-2013	–	–	–	6.71	10.87	6.25	1.24	1.13
Class R4 (WTFRX)	11-30-2012	–	–	–	7.35	11.52	6.84	0.66	0.52
Class R6 (WFOSX)	6-30-2004	–	–	–	7.57	11.59	6.87	0.51	0.37
Administrator Class (WFLWX)	11-8-1999	–	–	–	7.10	11.19	6.55	0.83	0.72
Investor Class (WFFTX)	1-31-2007	–	–	–	6.91	11.06	6.47	1.05	0.93
Dow Jones Global Target 2040 Index[5]	–	–	–	–	7.98	11.98	7.61	–	–
Russell 3000® Index[6]	–	–	–	–	14.12	16.36	8.30	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	5.05	4.29	4.82	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment[8] as of February 28, 2015

Please see footnotes on pages 18-19.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	13

Target 2045 Fund

Average annual total returns11 (%) as of February 28, 2015

		Including sales charge			Excluding sales charge				Expense ratios[3] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception		Gross	Net[4]
Class A (WFQVX)	11-30-2012	1.21	10.19	4.08	7.41	11.50	4.88		1.04	0.88
Class R (WFNRX)	6-28-2013	–	–	–	7.11	11.22	4.62		1.29	1.13
Class R4 (WFFRX)	11-30-2012	–	–	–	7.79	11.91	5.22		0.71	0.52
Class R6 (WFQPX)	6-29-2007	–	–	–	7.96	11.95	5.24		0.56	0.37
Administrator Class (WFQYX)	6-29-2007	–	–	–	7.54	11.55	4.93		0.88	0.72
Investor Class (WFQSX)	6-29-2007	–	–	–	7.29	11.43	4.81		1.10	0.93
Dow Jones Global Target 2045 Index[5]	–	–	–	–	8.39	12.35	5.47	*	–	–
Russell 3000® Index[6]	–	–	–	–	14.12	16.36	6.99	*	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	5.05	4.29	5.29	*	–	–
*	Based on the inception date of the oldest class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment[8] as of February 28, 2015

Please see footnotes on pages 18-19.

14	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2050 Fund

Average annual total returns12 (%) as of February 28, 2015

		Including sales charge			Excluding sales charge				Expense ratios[3] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception		Gross	Net[4]
Class A (WFQAX)	11-30-2012	1.31	10.26	4.09	7.52	11.56	4.90		1.01	0.88
Class C (WFQCX)	11-30-2012	5.70	10.72	4.11	6.70	10.72	4.11		1.76	1.63
Class R (WFWRX)	6-28-2013	–	–	–	7.20	11.27	4.64		1.26	1.13
Class R4 (WQFRX)	11-30-2012	–	–	–	7.82	11.96	5.22		0.68	0.52
Class R6 (WFQFX)	6-29-2007	–	–	–	7.98	12.01	5.25		0.53	0.37
Administrator Class (WFQDX)	6-29-2007	–	–	–	7.64	11.61	4.92		0.85	0.72
Investor Class (WFQGX)	6-29-2007	–	–	–	7.39	11.49	4.83		1.07	0.93
Dow Jones Global Target 2050 Index[5]	–	–	–	–	8.49	12.41	5.50	*	–	–
Russell 3000® Index[6]	–	–	–	–	14.12	16.36	6.99	*	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	5.05	4.29	5.29	*	–	–
*	Based on the inception date of the oldest class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment[8] as of February 28, 2015

Please see footnotes on pages 18-19.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	15

Target 2055 Fund

Average annual total returns11 (%) as of February 28, 2015

		Including sales charge		Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	Since inception	1 year	Since inception		Gross	Net[4]
Class A (WFQZX)	11-30-2012	1.28	7.94	7.46	9.70		1.21	0.88
Class R (WFYRX)	6-28-2013	–	–	7.24	9.27		1.46	1.13
Class R4 (WFVRX)	11-30-2012	–	–	7.92	10.11		0.88	0.52
Class R6 (WFQUX)	6-30-2011	–	–	8.01	10.16		0.73	0.37
Administrator Class (WFLHX)	6-30-2011	–	–	7.66	9.78		1.05	0.72
Investor Class (WFQHX)	6-30-2011	–	–	7.44	9.67		1.27	0.93
Dow Jones Global Target 2055 Index[5]	–	–	–	8.49	10.38	*	–	–
Russell 3000® Index[6]	–	–	–	14.12	15.75	*	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	5.05	3.86	*	–	–
*	Based on the inception date of the oldest class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment[8] as of February 28, 2015

Please see footnotes on pages 18-19.

16	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

MANAGER’S DISCUSSION

Highlights

The Dow Jones Target Date Funds seek to replicate the asset allocations and returns of their respective Dow Jones Global Target Date Indexes before expenses. The strategic asset allocations are designed to provide high levels of diversification across a number of equity, fixed-income, and short-term investments. All of the funds invest in the same three underlying portfolios: the Diversified Stock Portfolio, the Diversified Fixed Income Portfolio, and the Short-Term Investment Portfolio. The Dow Jones Target Date Funds only differ in the amount invested in each underlying portfolio. The underlying Diversified Stock Portfolio contains a broad mix of large-cap, mid-cap, small-cap, growth, value, and international stocks, including emerging markets. The underlying Diversified Fixed Income Portfolio invests in several types of fixed-income securities, including U.S. and non-U.S. government bonds, corporate bonds, and mortgage-backed securities. Under normal circumstances, the short-term investment portfolio holds high-quality, short-term U.S. dollar-denominated money market instruments of domestic and foreign issuers, including U.S. government obligations, obligations of foreign and domestic banks, short-term corporate debt securities and repurchase agreements. The breadth and depth of diversification and disciplined asset allocation help manage, but do not eliminate, risk.

Over the past 12 months, the majority of Dow Jones Target Date Funds, after adjusting for fees, slightly trailed their corresponding Dow Jones Global Target Date Index. A few share classes of the shorter-dated Dow Jones Target Date Funds managed to slightly outperform their benchmark indexes after adjusting for fees. In general, shorter-dated Dow Jones Target Date Funds tended to perform more in-line with their indexes than did longer-dated Target Date Funds.

The majority of relative performance can be explained by some negative tracking error experienced within the underlying Diversified Stock Portfolio. Tracking error is the difference between the return of a security or portfolio and the return of a benchmark. Since longer-dated Dow Jones Target Date Funds have greater exposure to the Diversified Stock Portfolio than do shorter-dated Dow Jones Target Date Funds, differences in relative performance are not surprising. In addition, daily cash flows impact relative performance. In general, funds that experience large unexpected cash flows relative to total assets on days with significant market volatility tend to experience larger effects on performance than funds with fewer large unexpected cash flows.

Strategic allocation adjustments are made in response to changing financial markets and movements down the glide path.

On a monthly basis, we adjust each Dow Jones Target Date Fund’s strategic allocations to stocks, bonds, and cash equivalents in response to changing market conditions and a fund’s movement down the glide path. Our objective is to manage the relative equity risk of each dated fund as dictated by the glide path—a fund’s targeted equity risk is not the same as a fund’s equity allocation percentage because both bonds and cash equivalents carry risk. The Dow Jones Target Date Funds are designed to become more conservative as the target date approaches in order to increase the probability of capital preservation as retirement nears. This risk level is managed by adjusting allocations among stocks, bonds, and cash equivalents.

An increase in relative bond volatility influenced allocation decisions during the period. The Target 2055 Fund and Target 2050 Fund, which have not yet begun to move down the glide path, decreased their equity exposures by a modest 0.3% over the past 12 months as our ability to use bonds to manage equity risk declined slightly. The funds on the downward-sloping portion of the equity glide path, the Target 2045 Fund through Target 2010 Fund, reduced their equity holdings during the period as they decreased their relative equity risk. Because of an increase in bond volatility and correlation between bonds and equities, equity exposure decreased slightly more than equity risk.

The Target Today Fund, which is the most conservative fund, maintained its targeted equity exposure at 15% during the period. However, the Target Today Fund’s cash allocation increased from 12% to 24% due to increased bond volatility. The Target 2010 Fund also increased its cash exposure from 4% to 19%. All other dated funds maintained their cash allocation at 4%.

We believe the Dow Jones Target Date Funds are diversified at the individual-security level and at the asset-class level. We believe the funds provide the opportunity for capital appreciation for investors with longer time horizons and reasonable capital gains for investors who are approaching or are in retirement. However, although the funds are designed to provide varying degrees of downside risk management based on their index dates, they cannot prevent losses or eliminate risk.

The target date represents the year in which investors may likely begin withdrawing assets. The funds gradually seek to reduce market risk as the target date approaches and after it arrives by decreasing equity exposure and increasing fixed-income exposure. The principal value is not guaranteed at any time, including at the target date.

It is our belief that equities and bonds are likely to experience meaningful volatility into the foreseeable future. Our disciplined approach to portfolio construction seeks to help our investors benefit from bull markets while providing risk management in bear markets. We believe our funds are well positioned to give investors an opportunity to build and maintain their retirement nest eggs in the coming years.

Please see footnotes on pages 18-19.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	17

Portfolio allocation13 as of February 28, 2015

Target Today Fund	Target 2010 Fund	Target 2015 Fund

Target 2020 Fund	Target 2025 Fund	Target 2030 Fund

Target 2035 Fund	Target 2040 Fund	Target 2045 Fund

Please see footnotes on pages 18-19.

18	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Portfolio allocation13 as of February 28, 2015 (continued)

Target 2050 Fund	Target 2055 Fund

[1]	The Funds are gateway funds that invest in various affiliated master portfolios which in turn invest in a combination of equity, fixed income, and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Global Target Date Indexes that have the same target year as the Funds. References to the investment activities of the Funds are intended to refer to the investment activities of the underlying affiliated master portfolios in which the Funds invest.

[2]	Historical performance shown for Class R shares prior to their inception reflects the performance of the Class A shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares and includes the expenses applicable to Class R6. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013, reflects Institutional Class performance and expenses. Historical performance shown for Investor Class shares prior to their inception reflects the performance of Administrator Class shares and has been adjusted to reflect the higher expenses applicable to Investor Class shares (except during those periods in which expenses of the Investor Class would have been lower than those of Administrator Class no such adjustment is reflected).

[3]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[4]	The Adviser has committed through June 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying affiliated master portfolios are included in the cap. Without this cap, the Fund’s returns would have been lower.

[5]	The Dow Jones Global Target Date Indexes (each an “index” or collectively the “indexes”) are a series of indexes designed as benchmarks for multi-asset class portfolios with risk profiles that became more conservative over time. The index weightings among the major asset classes are adjusted monthly based on a published set of index rules. The indexes with longer time horizons have higher allocations to equity securities, while the indexes with shorter time horizons replace some of their stock allocations with allocations to fixed income securities and money market instruments. The index returns reflect hypothetical back-tested performance. You cannot invest directly in an index.

[6]	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

[7]	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass throughs), ABS, and CMBS. You cannot invest directly in an index.

[8]	The chart compares the performance of Class A shares for the most recent ten years or since inception with the respective Dow Jones Global Target Date Index, the Russell 3000 Index, and the Barclays U.S. Aggregate Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

[9]	Historical performance shown for Class R shares prior to their inception reflects the performance of Class A shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares, and has been adjusted to reflect the higher expenses applicable to Class R6 shares at that time. If these expenses had not been included, returns would be higher. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013, reflects Institutional Class performance and expenses. Historical performance shown for Investor Class shares prior to their inception reflects the performance of Administrator Class shares and has been adjusted to reflect the higher expenses applicable to Investor Class shares (except during those periods in which expenses of Investor Class would have been lower than those of Administrator Class no such adjustment is reflected).

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	19

[10]	Historical performance shown for Class A shares prior to their inception reflects the performance of Class R6 shares and has been adjusted to reflect the higher expenses applicable to Class A shares. Historical performance shown for Class R shares prior to their inception reflects the performance of Investor Class shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares, and has been adjusted to reflect the higher expenses applicable to Class R6 shares at that time. If these expenses had not been included, returns would be higher. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013, reflects Institutional Class performance and expenses.

[11]	Historical performance shown for Class A shares prior to their inception reflects the performance of Class R6 shares and has been adjusted to reflect the higher expenses applicable to Class A shares. Historical performance shown for Class R shares prior to their inception reflects the performance of Investor Class shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares and includes the expenses applicable to Class R6. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013, reflects Institutional Class performance and expenses.

[12]	Historical performance shown for Class A and Class C shares prior to their inception reflects the performance of Class R6 shares and has been adjusted to reflect the higher expenses applicable to Class A and Class C shares. Historical performance shown for Class R shares prior to their inception reflects the performance of Investor Class shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares and includes the expenses applicable to Class R6. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013, reflects Institutional Class performance and expenses.

[13]	Each chart represents the composite of the portfolio allocations of the affiliated master portfolios in which the Fund invests and is calculated based on the total investments of the affiliated master portfolios. Portfolio holdings are subject to change and may have changed since the date specified. See the Portfolio of investments or Summary portfolio of investments of each affiliated master portfolio which is also included in this report.

20	Wells Fargo Advantage Dow Jones Target Date Funds	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2014 to February 28, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Target Today Fund	Beginning account value 9-1-2014	Ending account value 2-28-2015	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$995.18	$4.01	0.81%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.78	$4.06	0.81%
Class B
Actual	$1,000.00	$991.06	$7.70	1.56%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.06	$7.80	1.56%
Class C
Actual	$1,000.00	$991.88	$7.70	1.56%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.06	$7.80	1.56%
Class R
Actual	$1,000.00	$993.63	$5.24	1.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.54	$5.31	1.06%
Class R4
Actual	$1,000.00	$997.31	$2.23	0.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	$2.26	0.45%
Class R6
Actual	$1,000.00	$998.48	$1.49	0.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	$1.51	0.30%
Administrator Class
Actual	$1,000.00	$995.64	$3.22	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	$3.26	0.65%
Investor Class
Actual	$1,000.00	$995.80	$4.26	0.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.53	$4.31	0.86%

Please see footnote on page 25.

Fund expenses (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	21

Target 2010 Fund	Beginning account value 9-1-2014	Ending account value 2-28-2015	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$995.99	$4.11	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.68	$4.16	0.83%
Class B
Actual	$1,000.00	$992.40	$7.81	1.58%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.96	$7.90	1.58%
Class C
Actual	$1,000.00	$992.18	$7.80	1.58%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.96	$7.90	1.58%
Class R
Actual	$1,000.00	$994.47	$5.34	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.44	$5.41	1.08%
Class R4
Actual	$1,000.00	$998.29	$2.33	0.47%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.46	$2.36	0.47%
Class R6
Actual	$1,000.00	$998.75	$1.59	0.32%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.21	$1.61	0.32%
Administrator Class
Actual	$1,000.00	$996.59	$3.32	0.67%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.47	$3.36	0.67%
Investor Class
Actual	$1,000.00	$995.82	$4.35	0.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.43	$4.41	0.88%
Target 2015 Fund
Class A
Actual	$1,000.00	$999.18	$4.16	0.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.63	$4.21	0.84%
Class R
Actual	$1,000.00	$997.45	$5.40	1.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.39	$5.46	1.09%
Class R4
Actual	$1,000.00	$1,000.63	$2.38	0.48%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.41	$2.41	0.48%
Class R6
Actual	$1,000.00	$1,001.47	$1.64	0.33%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	$1.66	0.33%
Administrator Class
Actual	$1,000.00	$999.53	$3.37	0.68%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.41	0.68%
Investor Class
Actual	$1,000.00	$998.36	$4.41	0.89%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.38	$4.46	0.89%

Please see footnote on page 25.

22	Wells Fargo Advantage Dow Jones Target Date Funds	Fund expenses (unaudited)

Target 2020 Fund	Beginning account value 9-1-2014	Ending account value 2-28-2015	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,001.89	$4.27	0.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.53	$4.31	0.86%
Class B
Actual	$1,000.00	$997.58	$7.97	1.61%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.81	$8.05	1.61%
Class C
Actual	$1,000.00	$997.28	$7.97	1.61%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.81	$8.05	1.61%
Class R
Actual	$1,000.00	$1,000.02	$5.50	1.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.29	$5.56	1.11%
Class R4
Actual	$1,000.00	$1,003.15	$2.48	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	$2.51	0.50%
Class R6
Actual	$1,000.00	$1,003.98	$1.74	0.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.06	$1.76	0.35%
Administrator Class
Actual	$1,000.00	$1,002.07	$3.47	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	$3.51	0.70%
Investor Class
Actual	$1,000.00	$1,000.96	$4.51	0.91%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.28	$4.56	0.91%
Target 2025 Fund
Class A
Actual	$1,000.00	$1,005.53	$4.28	0.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.53	$4.31	0.86%
Class R
Actual	$1,000.00	$1,004.01	$5.52	1.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.29	$5.56	1.11%
Class R4
Actual	$1,000.00	$1,007.26	$2.49	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	$2.51	0.50%
Class R6
Actual	$1,000.00	$1,008.09	$1.74	0.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.06	$1.76	0.35%
Administrator Class
Actual	$1,000.00	$1,007.08	$3.48	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	$3.51	0.70%
Investor Class
Actual	$1,000.00	$1,005.03	$4.52	0.91%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.28	$4.56	0.91%

Please see footnote on page 25.

Fund expenses (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	23

Target 2030 Fund	Beginning account value 9-1-2014	Ending account value 2-28-2015	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,010.36	$4.34	0.87%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.48	$4.36	0.87%
Class B
Actual	$1,000.00	$1,006.23	$8.06	1.62%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.76	$8.10	1.62%
Class C
Actual	$1,000.00	$1,006.70	$8.06	1.62%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.76	$8.10	1.62%
Class R
Actual	$1,000.00	$1,008.86	$5.58	1.12%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.24	$5.61	1.12%
Class R4
Actual	$1,000.00	$1,012.19	$2.54	0.51%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.27	$2.56	0.51%
Class R6
Actual	$1,000.00	$1,013.04	$1.80	0.36%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.01	$1.81	0.36%
Administrator Class
Actual	$1,000.00	$1,011.10	$3.54	0.71%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.27	$3.56	0.71%
Investor Class
Actual	$1,000.00	$1,010.02	$4.59	0.92%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.23	$4.61	0.92%
Target 2035 Fund
Class A
Actual	$1,000.00	$1,014.53	$4.40	0.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.43	$4.41	0.88%
Class R
Actual	$1,000.00	$1,012.73	$5.64	1.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.19	$5.66	1.13%
Class R4
Actual	$1,000.00	$1,016.05	$2.60	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.22	$2.61	0.52%
Class R6
Actual	$1,000.00	$1,016.87	$1.85	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.96	$1.86	0.37%
Administrator Class
Actual	$1,000.00	$1,015.80	$3.60	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.22	$3.61	0.72%
Investor Class
Actual	$1,000.00	$1,014.59	$4.65	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.18	$4.66	0.93%

Please see footnote on page 25.

24	Wells Fargo Advantage Dow Jones Target Date Funds	Fund expenses (unaudited)

Target 2040 Fund	Beginning account value 9-1-2014	Ending account value 2-28-2015	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,017.59	$4.40	0.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.43	$4.41	0.88%
Class B
Actual	$1,000.00	$1,014.07	$8.14	1.63%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.71	$8.15	1.63%
Class C
Actual	$1,000.00	$1,013.65	$8.14	1.63%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.71	$8.15	1.63%
Class R
Actual	$1,000.00	$1,016.69	$5.65	1.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.19	$5.66	1.13%
Class R4
Actual	$1,000.00	$1,019.71	$2.60	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.22	$2.61	0.52%
Class R6
Actual	$1,000.00	$1,020.54	$1.85	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.96	$1.86	0.37%
Administrator Class
Actual	$1,000.00	$1,018.12	$3.60	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.22	$3.61	0.72%
Investor Class
Actual	$1,000.00	$1,017.06	$4.65	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.18	$4.66	0.93%
Target 2045 Fund
Class A
Actual	$1,000.00	$1,019.50	$4.41	0.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.43	$4.41	0.88%
Class R
Actual	$1,000.00	$1,018.42	$5.66	1.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.19	$5.66	1.13%
Class R4
Actual	$1,000.00	$1,021.09	$2.61	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.22	$2.61	0.52%
Class R6
Actual	$1,000.00	$1,021.95	$1.85	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.96	$1.86	0.37%
Administrator Class
Actual	$1,000.00	$1,020.75	$3.61	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.22	$3.61	0.72%
Investor Class
Actual	$1,000.00	$1,019.51	$4.66	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.18	$4.66	0.93%

Please see footnote on page 25.

Fund expenses (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	25

Target 2050 Fund	Beginning account value 9-1-2014	Ending account value 2-28-2015	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,020.37	$4.41	0.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.43	$4.41	0.88%
Class C
Actual	$1,000.00	$1,015.89	$8.15	1.63%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.71	$8.15	1.63%
Class R
Actual	$1,000.00	$1,018.76	$5.66	1.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.19	$5.66	1.13%
Class R4
Actual	$1,000.00	$1,022.04	$2.61	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.22	$2.61	0.52%
Class R6
Actual	$1,000.00	$1,021.97	$1.85	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.96	$1.86	0.37%
Administrator Class
Actual	$1,000.00	$1,020.12	$3.61	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.22	$3.61	0.72%
Investor Class
Actual	$1,000.00	$1,019.80	$4.66	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.18	$4.66	0.93%
Target 2055 Fund
Class A
Actual	$1,000.00	$1,019.92	$4.41	0.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.43	$4.41	0.88%
Class R
Actual	$1,000.00	$1,018.81	$5.66	1.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.19	$5.66	1.13%
Class R4
Actual	$1,000.00	$1,022.46	$2.61	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.22	$2.61	0.52%
Class R6
Actual	$1,000.00	$1,022.52	$1.86	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.96	$1.86	0.37%
Administrator Class
Actual	$1,000.00	$1,020.69	$3.61	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.22	$3.61	0.72%
Investor Class
Actual	$1,000.00	$1,019.85	$4.66	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.18	$4.66	0.93%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

26	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolios of investments—February 28, 2015

TARGET TODAY FUND

Security name	Value

Investment Companies: 99.84%

Affiliated Master Portfolios: 99.84%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$456,526,668
Wells Fargo Advantage Diversified Stock Portfolio	120,027,277
Wells Fargo Advantage Short-Term Investment Portfolio	184,633,044

Total Investment Companies (Cost $710,288,011)	761,186,989

Total investments in securities (Cost $710,288,011) *	99.84%	761,186,989
Other assets and liabilities, net	0.16	1,248,314

Total net assets	100.00%	$762,435,303

*	Cost for federal income tax purposes is $712,122,097 and unrealized gains (losses) consists of:
	Gross unrealized gains	$49,064,892
	Gross unrealized losses	0

	Net unrealized gains	$49,064,892

TARGET 2010 FUND

Security name	Value

Investment Companies: 100.02%

Affiliated Master Portfolios: 100.02%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$368,710,025
Wells Fargo Advantage Diversified Stock Portfolio	110,887,568
Wells Fargo Advantage Short-Term Investment Portfolio	111,697,946

Total Investment Companies (Cost $521,851,395)	591,295,539

Total investments in securities (Cost $521,851,395) *	100.02%	591,295,539
Other assets and liabilities, net	(0.02)	(105,645)

Total net assets	100.00%	$591,189,894

*	Cost for federal income tax purposes is $529,836,557 and unrealized gains (losses) consists of:
	Gross unrealized gains	$61,458,982
	Gross unrealized losses	0

	Net unrealized gains	$61,458,982

The accompanying notes are an integral part of these financial statements.

Portfolios of investments—February 28, 2015	Wells Fargo Advantage Dow Jones Target Date Funds	27

TARGET 2015 FUND

Security name	Value

Investment Companies: 99.84%

Affiliated Master Portfolios: 99.84%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$631,330,829
Wells Fargo Advantage Diversified Stock Portfolio	230,653,940
Wells Fargo Advantage Short-Term Investment Portfolio	35,683,333

Total Investment Companies (Cost $804,358,511)	897,668,102

Total investments in securities (Cost $804,358,511) *	99.84%	897,668,102
Other assets and liabilities, net	0.16	1,422,666

Total net assets	100.00%	$899,090,768

*	Cost for federal income tax purposes is $806,120,468 and unrealized gains (losses) consists of:
	Gross unrealized gains	$91,547,634
	Gross unrealized losses	0

	Net unrealized gains	$91,547,634

TARGET 2020 FUND

Security name	Value

Investment Companies: 99.82%

Affiliated Master Portfolios: 99.82%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$1,706,676,680
Wells Fargo Advantage Diversified Stock Portfolio	1,008,903,879
Wells Fargo Advantage Short-Term Investment Portfolio	111,704,258

Total Investment Companies (Cost $2,455,096,623)	2,827,284,817

Total investments in securities (Cost $2,455,096,623) *	99.82%	2,827,284,817
Other assets and liabilities, net	0.18	5,091,857

Total net assets	100.00%	$2,832,376,674

*	Cost for federal income tax purposes is $2,475,543,534 and unrealized gains (losses) consists of:
	Gross unrealized gains	$351,741,283
	Gross unrealized losses	0

	Net unrealized gains	$351,741,283

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolios of investments—February 28, 2015

TARGET 2025 FUND

Security name	Value

Investment Companies: 99.82%

Affiliated Master Portfolios: 99.82%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$1,164,784,576
Wells Fargo Advantage Diversified Stock Portfolio	1,194,460,031
Wells Fargo Advantage Short-Term Investment Portfolio	96,244,686

Total Investment Companies (Cost $2,060,079,039)	2,455,489,293

Total investments in securities (Cost $2,060,079,039) *	99.82%	2,455,489,293
Other assets and liabilities, net	0.18	4,505,416

Total net assets	100.00%	$2,459,994,709

*	Cost for federal income tax purposes is $2,066,768,996 and unrealized gains (losses) consists of:
	Gross unrealized gains	$388,720,297
	Gross unrealized losses	0

	Net unrealized gains	$388,720,297

TARGET 2030 FUND

Security name	Value

Investment Companies: 99.74%

Affiliated Master Portfolios: 99.74%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$1,006,731,328
Wells Fargo Advantage Diversified Stock Portfolio	1,877,543,546
Wells Fargo Advantage Short-Term Investment Portfolio	116,610,807

Total Investment Companies (Cost $2,461,766,041)	3,000,885,681

Total investments in securities (Cost $2,461,766,041) *	99.74%	3,000,885,681
Other assets and liabilities, net	0.26	7,836,296

Total net assets	100.00%	$3,008,721,977

*	Cost for federal income tax purposes is $2,479,406,443 and unrealized gains (losses) consists of:
	Gross unrealized gains	$521,479,238
	Gross unrealized losses	0

	Net unrealized gains	$521,479,238

The accompanying notes are an integral part of these financial statements.

Portfolios of investments—February 28, 2015	Wells Fargo Advantage Dow Jones Target Date Funds	29

TARGET 2035 FUND

Security name	Value

Investment Companies: 99.76%

Affiliated Master Portfolios: 99.76%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$311,317,506
Wells Fargo Advantage Diversified Stock Portfolio	1,067,533,804
Wells Fargo Advantage Short-Term Investment Portfolio	55,318,124

Total Investment Companies (Cost $1,144,950,450)	1,434,169,434

Total investments in securities (Cost $1,144,950,450) *	99.76%	1,434,169,434
Other assets and liabilities, net	0.24	3,453,710

Total net assets	100.00%	$1,437,623,144

*	Cost for federal income tax purposes is $1,149,531,563 and unrealized gains (losses) consists of:
	Gross unrealized gains	$284,637,871
	Gross unrealized losses	0

	Net unrealized gains	$284,637,871

TARGET 2040 FUND

Security name	Value

Investment Companies: 99.72%

Affiliated Master Portfolios: 99.72%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$283,341,073
Wells Fargo Advantage Diversified Stock Portfolio	1,860,236,040
Wells Fargo Advantage Short-Term Investment Portfolio	85,492,154

Total Investment Companies (Cost $1,750,835,676)	2,229,069,267

Total investments in securities (Cost $1,750,835,676) *	99.72%	2,229,069,267
Other assets and liabilities, net	0.28	6,193,539

Total net assets	100.00%	$2,235,262,806

*	Cost for federal income tax purposes is $1,763,601,820 and unrealized gains (losses) consists of:
	Gross unrealized gains	$465,467,447
	Gross unrealized losses	0

	Net unrealized gains	$465,467,447

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolios of investments—February 28, 2015

TARGET 2045 FUND

Security name	Value

Investment Companies: 99.61%

Affiliated Master Portfolios: 99.61%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$58,906,199
Wells Fargo Advantage Diversified Stock Portfolio	718,140,405
Wells Fargo Advantage Short-Term Investment Portfolio	30,880,427

Total Investment Companies (Cost $632,885,644)	807,927,031

Total investments in securities (Cost $632,885,644) *	99.61%	807,927,031
Other assets and liabilities, net	0.39	3,139,430

Total net assets	100.00%	$811,066,461

*	Cost for federal income tax purposes is $635,360,210 and unrealized gains (losses) consists of:
	Gross unrealized gains	$172,566,821
	Gross unrealized losses	0

	Net unrealized gains	$172,566,821

TARGET 2050 FUND

Security name	Value

Investment Companies: 99.60%

Affiliated Master Portfolios: 99.60%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$85,893,189
Wells Fargo Advantage Diversified Stock Portfolio	1,327,590,780
Wells Fargo Advantage Short-Term Investment Portfolio	56,119,318

Total Investment Companies (Cost $1,153,360,809)	1,469,603,287

Total investments in securities (Cost $1,153,360,809) *	99.60%	1,469,603,287
Other assets and liabilities, net	0.40	5,869,599

Total net assets	100.00%	$1,475,472,886

*	Cost for federal income tax purposes is $1,159,348,147 and unrealized gains (losses) consists of:
	Gross unrealized gains	$310,255,140
	Gross unrealized losses	0

	Net unrealized gains	$310,255,140

The accompanying notes are an integral part of these financial statements.

Portfolios of investments—February 28, 2015	Wells Fargo Advantage Dow Jones Target Date Funds	31

TARGET 2055 FUND

Security name	Value

Investment Companies: 99.18%

Affiliated Master Portfolios: 99.18%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$10,528,547
Wells Fargo Advantage Diversified Stock Portfolio	162,732,365
Wells Fargo Advantage Short-Term Investment Portfolio	6,878,950

Total Investment Companies (Cost $158,244,057)	180,139,862

Total investments in securities (Cost $158,244,057) *	99.18%	180,139,862
Other assets and liabilities, net	0.82	1,481,284

Total net assets	100.00%	$181,621,146

*	Cost for federal income tax purposes is $158,122,017 and unrealized gains (losses) consists of:
	Gross unrealized gains	$22,017,845
	Gross unrealized losses	0

	Net unrealized gains	$22,017,845

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of assets and liabilities—February 28, 2015

	Today Fund	Target 2010 Fund	Target 2015 Fund	Target 2020 Fund

Assets
Investments in affiliated Master Portfolios, at value (see cost below)	$761,186,989	$591,295,539	$897,668,102	$2,827,284,817
Receivable for Fund shares sold	2,885,763	1,419,727	2,305,296	8,137,239
Prepaid expenses and other assets	43,781	28,483	8,946	36,577

Total assets	764,116,533	592,743,749	899,982,344	2,835,458,633

Liabilities
Payable for Fund shares redeemed	1,450,648	1,345,803	624,198	2,241,163
Advisory fee payable	28,891	29,661	48,957	235,459
Distribution fees payable	2,230	1,688	10	3,436
Administration fees payable	86,411	72,586	99,916	308,017
Shareholder report expenses payable	27,289	15,399	20,162	14,497
Shareholder servicing fees payable	64,024	63,533	73,352	249,622
Professional fees payable	17,370	17,361	15,868	15,373
Accrued expenses and other liabilities	4,367	7,824	9,113	14,392

Total liabilities	1,681,230	1,553,855	891,576	3,081,959

Total net assets	$762,435,303	$591,189,894	$899,090,768	$2,832,376,674

NET ASSETS CONSIST OF
Paid-in capital	$709,477,659	$522,537,510	$802,499,001	$2,463,605,089
Undistributed (overdistributed) net investment income	(313,818)	(434,548)	456,613	(2,468,308)
Accumulated net realized gains (losses) on investments	2,372,484	(357,212)	2,825,563	(948,301)
Net unrealized gains on investments	50,898,978	69,444,144	93,309,591	372,188,194

Total net assets	$762,435,303	$591,189,894	$899,090,768	$2,832,376,674

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$15,537,297	$26,752,800	$1,946,634	$64,807,542
Shares outstanding – Class A1	1,436,713	2,032,602	187,200	4,253,810
Net asset value per share – Class A	$10.81	$13.16	$10.40	$15.24
Maximum offering price per share – Class A2	$11.47	$13.96	$11.03	$16.17
Net assets – Class B	$10,825	$11,453	N/A	$108,065
Shares outstanding – Class B1	959	856	N/A	7,085
Net asset value per share – Class B	$11.29	$13.38	N/A	$15.25
Net assets – Class C	$3,471,096	$2,781,166	N/A	$5,509,204
Shares outstanding – Class C1	313,266	208,128	N/A	363,308
Net asset value per share – Class C	$11.08	$13.36	N/A	$15.16
Net assets – Class R	$28,091	$52,734	$49,847	$744,014
Shares outstanding – Class R1	2,601	4,023	4,726	49,016
Net asset value per share – Class R	$10.80	$13.11	$10.55	$15.18
Net assets – Class R4	$338,108,372	$148,667,674	$180,101,165	$772,604,374
Share outstanding – Class R4[1]	30,562,162	11,182,185	17,269,610	49,836,655
Net asset value per share – Class R4	$11.06	$13.30	$10.43	$15.50
Net assets – Class R6	$240,043,874	$184,811,969	$420,675,881	$1,114,669,919
Shares outstanding – Class R6[1]	21,727,670	13,908,734	40,383,648	71,933,508
Net asset value per share – Class R6	$11.05	$13.29	$10.42	$15.50
Net assets – Administrator Class	$99,638,352	$168,184,679	$188,411,735	$670,892,576
Shares outstanding – Administrator Class[1]	9,029,357	12,652,583	17,861,114	43,404,791
Net asset value per share – Administrator Class	$11.03	$13.29	$10.55	$15.46
Net assets – Investor Class	$65,597,396	$59,927,419	$107,905,506	$203,040,980
Shares outstanding – Investor Class[1]	5,954,457	4,520,258	10,218,150	13,151,837
Net asset value per share – Investor Class	$11.02	$13.26	$10.56	$15.44

Investments in affiliated Master Portfolios, at cost	$710,288,011	$521,851,395	$804,358,511	$2,455,096,623

[1]	Each Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—February 28, 2015	Wells Fargo Advantage Dow Jones Target Date Funds	33

Target 2025 Fund	Target 2030 Fund	Target 2035 Fund	Target 2040 Fund	Target 2045 Fund	Target 2050 Fund	Target 2055 Fund

$2,455,489,293	$3,000,885,681	$1,434,169,434	$2,229,069,267	$807,927,031	$1,469,603,287	$180,139,862
6,044,911	9,706,334	4,621,055	8,205,128	4,113,723	7,122,115	1,601,321
21,821	69,042	21,261	66,020	30,419	56,068	31,556

2,461,556,025	3,010,661,057	1,438,811,750	2,237,340,415	812,071,173	1,476,781,470	181,772,739

925,337	1,043,599	743,256	1,387,715	749,517	915,006	92,098
196,079	272,377	135,498	216,490	71,518	133,960	7,284
190	3,179	7	3,447	6	432	6
246,216	321,745	162,793	243,005	91,468	134,325	15,028
15,179	13,030	10,016	15,920	8,647	10,909	12,638
148,503	253,942	111,506	188,334	63,513	87,198	6,595
17,359	14,144	17,302	17,361	15,307	18,354	15,041
12,453	17,064	8,228	5,337	4,736	8,400	2,903

1,561,316	1,939,080	1,188,606	2,077,609	1,004,712	1,308,584	151,593

$2,459,994,709	$3,008,721,977	$1,437,623,144	$2,235,262,806	$811,066,461	$1,475,472,886	$181,621,146

$2,056,705,816	$2,468,328,462	$1,143,087,417	$1,753,563,303	$632,581,385	$1,154,511,668	$158,947,717
(1,971,680)	(2,140,510)	(621,049)	(1,287,193)	(136,048)	(456,364)	103,574
9,850,319	3,414,385	5,937,792	4,753,105	3,579,737	5,175,104	674,050
395,410,254	539,119,640	289,218,984	478,233,591	175,041,387	316,242,478	21,895,805

$2,459,994,709	$3,008,721,977	$1,437,623,144	$2,235,262,806	$811,066,461	$1,475,472,886	$181,621,146

$3,193,010	$60,746,672	$1,676,725	$111,873,539	$793,412	$1,629,163	$564,857
298,785	3,579,193	148,183	5,729,470	66,969	143,699	42,541
$10.69	$16.97	$11.32	$19.53	$11.85	$11.34	$13.28
$11.34	$18.01	$12.01	$20.72	$12.57	$12.03	$14.09
N/A	$116,990	N/A	$86,937	N/A	N/A	N/A
N/A	6,984	N/A	4,655	N/A	N/A	N/A
N/A	$16.75	N/A	$18.68	N/A	N/A	N/A
N/A	$5,020,005	N/A	$5,747,269	N/A	$737,373	N/A
N/A	302,747	N/A	312,700	N/A	65,250	N/A
N/A	$16.58	N/A	$18.38	N/A	$11.30	N/A
$1,032,084	$602,545	$36,344	$137,364	$30,927	$30,992	$31,011
96,387	35,540	3,190	7,041	2,584	2,726	2,356
$10.71	$16.95	$11.39	$19.51	$11.97	$11.37	$13.16
$379,383,754	$897,425,348	$329,134,644	$678,943,863	$199,014,979	$360,832,606	$33,650,856
35,404,414	52,165,685	29,045,027	34,069,191	16,742,521	31,714,298	2,527,186
$10.72	$17.20	$11.33	$19.93	$11.89	$11.38	$13.32
$1,481,263,872	$1,185,076,750	$674,925,779	$872,914,124	$367,163,513	$818,335,428	$126,822,434
138,325,625	68,954,398	59,562,473	43,809,518	30,940,036	71,960,203	9,540,326
$10.71	$17.19	$11.33	$19.93	$11.87	$11.37	$13.29
$350,823,122	$643,336,076	$227,265,198	$427,789,486	$130,174,960	$226,404,864	$12,493,433
32,678,509	37,421,899	19,994,917	21,503,033	10,903,859	19,959,186	940,507
$10.74	$17.19	$11.37	$19.89	$11.94	$11.34	$13.28
$244,298,867	$216,397,591	$204,584,454	$137,770,224	$113,888,670	$67,502,460	$8,058,555
22,781,089	12,624,580	17,932,198	6,940,614	9,508,721	5,933,031	612,034
$10.72	$17.14	$11.41	$19.85	$11.98	$11.38	$13.17

$2,060,079,039	$2,461,766,041	$1,144,950,450	$1,750,835,676	$632,885,644	$1,153,360,809	$158,244,057

The accompanying notes are an integral part of these financial statements.

34	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of operations—year ended February 28, 2015

	Target Today Fund	Target 2010 Fund	Target 2015 Fund	Target 2020 Fund

Investment income
Interest allocated from affiliated Master Portfolios*	$13,922,190	$12,179,830	$16,035,597	$41,626,852
Dividends allocated from affiliated Master Portfolios**	2,322,622	2,422,839	4,792,452	21,290,097
Affiliated income allocated from affiliated Master Portfolios	86,241	71,022	125,615	377,431
Securities lending income allocated from affiliated Master Portfolios	62,985	65,247	126,407	551,270
Expenses allocated from affiliated Master Portfolios	(1,237,567)	(1,063,251)	(1,498,586)	(4,626,664)

Total investment income	15,156,471	13,675,687	19,581,485	59,218,986

Expenses
Advisory fee	1,923,088	1,643,312	2,257,785	6,392,718
Administration fees
Fund level	396,383	335,562	469,143	1,450,843
Class A	42,269	74,349	1,682	176,804
Class B	73	130	N/A	414
Class C	10,005	7,449	N/A	13,980
Class R	69	74	74	234
Class R4	280,261	131,099	145,706	617,663
Class R6	72,520	68,133	130,581	337,331
Administrator Class	110,580	187,847	203,371	728,280
Investor Class	223,894	194,410	373,877	650,433
Shareholder servicing fees
Class A	40,644	71,489	1,618	170,004
Class B	69	125	N/A	398
Class C	9,620	7,162	N/A	13,442
Class R	66	70	72	226
Class R4	349,474	162,704	178,179	763,767
Administrator Class	276,237	469,357	508,427	1,820,090
Investor Class	174,917	151,882	291,889	507,947
Distribution fees
Class B	209	375	N/A	1,195
Class C	28,860	21,487	N/A	40,326
Class R	66	70	72	226
Custody and accounting fees	31,447	25,415	37,035	109,920
Professional fees	31,857	29,899	31,635	31,628
Registration fees	83,203	99,547	139,518	158,409
Shareholder report expenses	31,107	25,808	36,546	68,825
Trustees’ fees and expenses	8,838	11,957	9,337	9,340
Other fees and expenses	20,596	18,710	22,462	45,937

Total expenses	4,146,352	3,738,422	4,839,009	14,110,380
Less: Fee waivers and/or expense reimbursements	(1,569,337)	(1,227,801)	(1,598,449)	(3,318,539)

Net expenses	2,577,015	2,510,621	3,240,560	10,791,841

Net investment income	12,579,456	11,165,066	16,340,925	48,427,145

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on securities transactions allocated from affiliated Master Portfolios	6,346,242	9,529,742	11,085,269	45,142,412
Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	(1,840,701)	(4,512,446)	910,797	15,049,419

Net realized and unrealized gains (losses) on investments	4,505,541	5,017,296	11,996,066	60,191,831

Net increase in net assets resulting from operations	$17,084,997	$16,182,362	$28,336,991	$108,618,976

* Net of foreign interest withholding taxes allocated from affiliated Master Portfolios in the amount of	$165,048	$149,840	$191,534	$488,363
** Net of foreign dividend withholding taxes allocated from affiliated Master Portfolios in the amount of	$119,656	$126,631	$250,104	$1,113,238

The accompanying notes are an integral part of these financial statements.

Statements of operations—year ended February 28, 2015	Wells Fargo Advantage Dow Jones Target Date Funds	35

Target 2025 Fund	Target 2030 Fund	Target 2035 Fund	Target 2040 Fund	Target 2045 Fund	Target 2050 Fund	Target 2055 Fund

$27,056,481	$23,878,277	$7,173,046	$6,703,639	$1,398,025	$2,126,588	$223,661
23,513,251	36,467,453	19,782,377	34,816,657	12,917,777	23,599,304	2,426,738
307,285	348,606	155,632	228,935	80,148	144,415	17,702
602,042	928,283	501,798	880,789	326,548	595,837	61,050
(3,821,646)	(4,706,773)	(2,163,455)	(3,406,771)	(1,193,068)	(2,152,546)	(225,483)

47,657,413	56,915,846	25,449,398	39,223,249	13,529,430	24,313,598	2,503,668

5,339,234	6,515,152	3,160,675	4,811,008	1,830,798	3,151,244	355,230

1,200,013	1,480,639	681,309	1,074,245	376,320	679,063	71,047
5,990	158,245	2,545	286,468	1,108	2,891	868
N/A	463	N/A	458	N/A	N/A	N/A
N/A	11,869	N/A	14,025	N/A	1,131	N/A
264	194	77	105	77	77	77
285,942	689,944	246,546	518,649	145,264	265,366	21,824
430,407	340,839	184,489	240,702	98,137	222,315	29,580
362,866	684,479	240,448	451,099	132,005	221,724	9,762
776,437	680,189	633,651	419,045	356,720	198,620	19,470

5,760	152,159	2,447	275,450	1,065	2,780	834
N/A	446	N/A	440	N/A	N/A	N/A
N/A	11,412	N/A	13,485	N/A	1,087	N/A
254	186	73	102	74	74	74
351,352	853,204	302,137	642,311	178,756	330,514	27,281
907,166	1,711,198	601,119	1,127,746	330,013	554,311	23,905
606,592	531,152	495,041	327,379	278,687	155,172	15,211

N/A	1,337	N/A	1,320	N/A	N/A	N/A
N/A	34,237	N/A	40,457	N/A	3,262	N/A
254	186	73	102	74	74	74
90,944	112,129	51,382	81,497	29,564	52,997	6,010
31,912	31,854	30,962	30,838	30,980	32,771	31,132
164,029	166,399	120,659	156,098	96,686	132,980	79,333
53,523	60,919	36,764	55,204	31,894	40,087	11,688
9,340	9,339	12,758	8,834	8,889	12,758	12,620
42,479	54,931	22,506	31,853	11,893	26,314	4,605

10,664,758	14,293,101	6,825,661	10,608,920	3,939,004	6,087,612	720,625
(2,908,850)	(3,088,885)	(1,529,484)	(2,149,225)	(986,260)	(1,582,534)	(309,255)

7,755,908	11,204,216	5,296,177	8,459,695	2,952,744	4,505,078	411,370

39,901,505	45,711,630	20,153,221	30,763,554	10,576,686	19,808,520	2,092,298

47,430,933	62,882,063	33,457,133	55,045,410	19,864,670	35,317,428	1,827,847
26,867,519	58,066,749	35,931,372	66,613,709	26,681,722	50,315,014	8,032,555

74,298,452	120,948,812	69,388,505	121,659,119	46,546,392	85,632,442	9,860,402

$114,199,957	$166,660,442	$89,541,726	$152,422,673	$57,123,078	$105,440,962	$11,952,700

$312,860	$274,089	$81,529	$75,026	$15,317	$23,321	$2,340
$1,222,046	$1,882,653	$1,016,285	$1,785,591	$659,193	$1,201,770	$120,036

The accompanying notes are an integral part of these financial statements.

36	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target Today Fund
	Year ended February 28, 2015		Year ended February 28, 2014

Operations
Net investment income		$12,579,456			$14,119,597
Net realized gains on investments		6,346,242			8,682,816
Net change in unrealized gains (losses) on investments		(1,840,701)			1,063,802

Net increase in net assets resulting from operations		17,084,997			23,866,215

Distributions to shareholders from
Net investment income
Class A		(193,927)			(221,471)
Class B		(78)			(175)
Class C		(15,619)			(17,109)
Class R		(262)			(141)[1]
Class R4		(5,322,411)			(5,817,304)
Class R6[2]		(4,061,528)			(4,363,729)
Administrator Class		(1,449,242)			(1,652,726)
Investor Class		(795,078)			(1,019,076)
Net realized gains
Class A		(153,080)			(235,169)
Class B		(179)			(836)
Class C		(34,694)			(55,391)
Class R		(257)			(339)[1]
Class R4		(3,250,286)			(4,756,127)
Class R6[2]		(2,329,902)			(3,049,103)
Administrator Class		(1,015,397)			(1,508,581)
Investor Class		(666,758)			(956,544)

Total distributions to shareholders		(19,288,698)			(23,653,821)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	76,294	833,129	65,901		708,822
Class B	0	0	1,199		13,415
Class C	48,463	538,402	42,423		469,925
Class R	143	1,538	2,365	[1]	25,000 [1]
Class R4	4,754,596	53,006,154	40,044,322		443,504,825
Class R6[2]	8,344,183	92,749,454	9,419,589		103,495,757
Administrator Class	2,005,642	22,261,985	2,977,611		32,656,347
Investor Class	1,651,999	18,300,793	1,345,823		14,802,612

		187,691,455			595,676,703

Reinvestment of distributions
Class A	31,062	334,626	41,970		445,973
Class B	23	257	91		1,011
Class C	4,421	48,723	6,430		70,009
Class R	48	519	45	[1]	480 [1]
Class R4	775,475	8,541,537	971,366		10,544,661
Class R6[2]	572,847	6,301,510	684,137		7,411,486
Administrator Class	223,809	2,459,328	291,198		3,153,750
Investor Class	132,462	1,453,568	182,457		1,971,286

		19,140,068			23,598,656

Please see footnotes on page 37.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	37

	Target Today Fund
	Year ended February 28, 2015		Year ended February 28, 2014

Capital share transactions (continued)	Shares		Shares
Payment for shares redeemed
Class A	(279,921)	$(3,045,371)	(326,131)	$(3,497,069)
Class B	(3,543)	(40,062)	(6,375)	(71,529)
Class C	(125,361)	(1,399,945)	(109,050)	(1,198,485)
Class R4	(8,052,045)	(89,790,655)	(8,208,872)	(89,929,968)
Class R6[2]	(8,292,123)	(92,089,807)	(49,652,297)	(549,066,240)
Administrator Class	(3,756,108)	(41,651,307)	(5,359,301)	(58,759,727)
Investor Class	(2,420,301)	(26,777,449)	(4,694,452)	(51,323,539)

		(254,794,596)		(753,846,557)

Net decrease in net assets resulting from capital share transactions		(47,963,073)		(134,571,198)

Total decrease in net assets		(50,166,774)		(134,358,804)

Net assets
Beginning of period		812,602,077		946,960,881

End of period		$762,435,303		$812,602,077

Undistributed (overdistributed) net investment income		$(313,818)		$1,119,061

[1]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[2]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

38	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2010 Fund
	Year ended February 28, 2015		Year ended February 28, 2014

Operations
Net investment income		$11,165,066			$13,355,509
Net realized gains on investments		9,529,742			14,076,090
Net change in unrealized gains (losses) on investments		(4,512,446)			3,291,595

Net increase in net assets resulting from operations		16,182,362			30,723,194

Distributions to shareholders from
Net investment income
Class A		(372,432)			(420,087)
Class B		(216)			(569)
Class C		(15,256)			(13,585)
Class R		(296)			(356)[1]
Class R4		(2,694,729)			(3,475,371)
Class R6[2]		(4,195,148)			(4,452,553)
Administrator Class		(2,682,826)			(3,008,539)
Investor Class		(775,365)			(738,857)
Net realized gains
Class A		(558,316)			(743,622)
Class B		(337)			(3,992)
Class C		(55,739)			(65,273)
Class R		(544)			(586)[1]
Class R4		(3,102,924)			(4,648,601)
Class R6[2]		(4,601,232)			(5,398,326)
Administrator Class		(3,552,844)			(4,635,950)
Investor Class		(1,234,798)			(1,316,593)

Total distributions to shareholders		(23,843,002)			(28,922,860)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	115,224	1,538,697	186,965		2,491,029
Class B	233	3,142	3,363		44,329
Class C	40,467	545,273	25,945		349,596
Class R	1,975	25,879	1,912	[1]	25,000 [1]
Class R4	2,640,225	35,515,055	18,932,424		254,451,944
Class R6[2]	4,876,500	65,632,435	6,718,727		90,118,259
Administrator Class	2,134,780	28,689,998	3,536,386		47,359,770
Investor Class	1,046,657	14,058,094	1,096,534		14,613,247

		146,008,573			409,453,174

Reinvestment of distributions
Class A	69,322	910,162	86,893		1,139,249
Class B	41	550	345		4,557
Class C	5,162	68,661	5,799		76,934
Class R	64	840	72	[1]	942 [1]
Class R4	434,495	5,764,531	611,034		8,094,076
Class R6[2]	653,875	8,672,700	743,043		9,841,864
Administrator Class	470,299	6,235,670	577,304		7,644,489
Investor Class	151,674	2,004,970	155,233		2,049,385

		23,658,084			28,851,496

Please see footnotes on page 39.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	39

	Target 2010 Fund
	Year ended February 28, 2015		Year ended February 28, 2014

Capital share transactions (continued)	Shares		Shares
Payment for shares redeemed
Class A	(553,921)	$(7,389,135)	(613,342)	$(8,128,647)
Class B	(8,169)	(110,644)	(20,384)	(272,691)
Class C	(55,775)	(755,424)	(55,929)	(751,971)
Class R4	(6,709,692)	(90,398,783)	(5,139,968)	(68,558,326)
Class R6[2]	(9,626,934)	(128,714,718)	(25,658,126)	(344,966,121)
Administrator Class	(4,902,108)	(65,963,802)	(7,120,077)	(95,456,027)
Investor Class	(1,177,152)	(15,798,042)	(1,541,753)	(20,603,446)

		(309,130,548)		(538,737,229)

Net decrease in net assets resulting from capital share transactions		(139,463,891)		(100,432,559)

Total decrease in net assets		(147,124,531)		(98,632,225)

Net assets
Beginning of period		738,314,425		836,946,650

End of period		$591,189,894		$738,314,425

Undistributed (overdistributed) net investment income		$(434,548)		$891,619

[1]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[2]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

40	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2015 Fund
	Year ended February 28, 2015		Year ended February 28, 2014

Operations
Net investment income		$16,340,925		$16,643,519
Net realized gains on investments		11,085,269		11,759,028
Net change in unrealized gains (losses) on investments		910,797		26,231,734

Net increase in net assets resulting from operations		28,336,991		54,634,281

Distributions to shareholders from
Net investment income
Class A		(7,261)		(1,472)
Class R		(274)		(121)[1]
Class R4		(2,991,541)		(1,872,389)
Class R6[2]		(7,786,763)		(8,668,426)
Administrator Class		(2,901,440)		(2,619,376)
Investor Class		(1,424,728)		(1,915,991)
Net realized gains
Class A		(9,641)		(3,136)
Class R		(312)		(403)[1]
Class R4		(2,088,489)		(2,830,275)
Class R6[2]		(5,103,131)		(6,755,256)
Administrator Class		(2,314,961)		(2,930,526)
Investor Class		(1,311,117)		(1,886,766)

Total distributions to shareholders		(25,939,658)		(29,484,137)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	162,058	1,681,646	30,534	310,034
Class R	2,714	28,552	2,480 [1]	25,000 [1]
Class R4	4,387,585	45,737,459	22,186,745	226,451,576
Class R6[2]	10,572,473	110,001,058	13,146,464	133,987,804
Administrator Class	2,999,551	31,585,482	5,756,165	59,448,415
Investor Class	4,221,952	44,493,095	4,076,014	42,086,072

		233,527,292		462,308,901

Reinvestment of distributions
Class A	1,126	11,607	455	4,608
Class R	56	586	51 [1]	523 [1]
Class R4	476,544	4,933,817	451,357	4,565,772
Class R6[2]	1,221,987	12,630,860	1,522,530	15,372,352
Administrator Class	497,933	5,211,869	542,194	5,544,864
Investor Class	260,854	2,732,022	371,511	3,796,948

		25,520,761		29,285,067

Payment for shares redeemed
Class A	(7,974)	(83,464)	(2)	(20)
Class R	(575)	(6,033)	0 [1]	0 [1]
Class R4	(5,768,079)	(60,225,717)	(4,722,416)	(47,893,656)
Class R6[2]	(13,518,452)	(140,547,212)	(33,194,972)	(338,474,671)
Administrator Class	(5,780,723)	(60,831,438)	(5,102,619)	(52,590,045)
Investor Class	(5,886,688)	(62,047,217)	(12,383,089)	(127,689,010)

		(323,741,081)		(566,647,402)

Net decrease in net assets resulting from capital share transactions		(64,693,028)		(75,053,434)

Total decrease in net assets		(62,295,695)		(49,903,290)

Net assets
Beginning of period		961,386,463		1,011,289,753

End of period		$899,090,768		$961,386,463

Undistributed net investment income		$456,613		$2,346,965

[1]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[2]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	41

	Target 2020 Fund
	Year ended February 28, 2015		Year ended February 28, 2014

Operations
Net investment income		$48,427,145			$45,018,203
Net realized gains on investments		45,142,412			62,921,001
Net change in unrealized gains (losses) on investments		15,049,419			116,854,570

Net increase in net assets resulting from operations		108,618,976			224,793,774

Distributions to shareholders from
Net investment income
Class A		(805,193)			(848,095)
Class B		(415)			0
Class C		(26,934)			(26,330)
Class R		(438)			(328)[1]
Class R4		(12,118,889)			(11,995,972)
Class R6[2]		(19,550,520)			(16,490,821)
Administrator Class		(10,022,105)			(8,943,484)
Investor Class		(2,398,092)			(2,097,428)
Net realized gains
Class A		(1,074,379)			(1,931,750)
Class B		(2,266)			(7,082)
Class C		(89,158)			(136,823)
Class R		(670)			(673)[1]
Class R4		(12,378,349)			(19,990,722)
Class R6[2]		(18,703,305)			(25,396,743)
Administrator Class		(11,495,111)			(17,581,975)
Investor Class		(3,333,062)			(4,694,484)

Total distributions to shareholders		(91,998,886)			(110,142,710)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	332,964	5,068,995	381,332		5,665,364
Class B	1,217	18,882	7,689		115,370
Class C	109,454	1,654,845	95,488		1,408,791
Class R	47,212	711,108	1,727	[1]	25,000 [1]
Class R4	13,205,968	204,555,577	61,845,368		933,243,115
Class R6[2]	22,727,943	351,507,165	25,893,661		390,548,771
Administrator Class	7,379,940	113,872,356	11,485,723		173,180,938
Investor Class	3,864,596	59,607,607	3,325,177		50,141,197

		736,996,535			1,554,328,546

Reinvestment of distributions
Class A	119,695	1,811,214	182,740		2,705,853
Class B	178	2,681	482		7,082
Class C	7,150	107,398	10,470		153,948
Class R	74	1,108	68	[1]	1,001 [1]
Class R4	1,564,995	24,113,004	2,096,194		31,585,843
Class R6[2]	2,444,577	37,647,898	2,777,511		41,847,708
Administrator Class	1,400,855	21,514,123	1,765,757		26,520,064
Investor Class	372,720	5,713,646	452,006		6,779,910

		90,911,072			109,601,409

Please see footnotes on page 42.

The accompanying notes are an integral part of these financial statements.

42	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2020 Fund
	Year ended February 28, 2015		Year ended February 28, 2014

Capital share transactions (continued)	Shares		Shares
Payment for shares redeemed
Class A	(1,209,035)	$(18,370,974)	(695,637)	$(10,358,666)
Class B	(10,029)	(152,201)	(33,856)	(496,951)
Class C	(98,646)	(1,489,341)	(72,151)	(1,067,554)
Class R	(65)	(988)	0 [1]	0 [1]
Class R4	(17,075,251)	(264,192,490)	(13,361,264)	(202,124,932)
Class R6[2]	(22,438,223)	(345,508,507)	(68,157,904)	(1,028,360,308)
Administrator Class	(14,005,572)	(215,788,425)	(11,344,715)	(171,003,496)
Investor Class	(3,680,547)	(56,709,750)	(2,988,908)	(45,095,889)

		(902,212,676)		(1,458,507,796)

Net increase (decrease) in net assets resulting from capital share transactions		(74,305,069)		205,422,159

Total increase (decrease) in net assets		(57,684,979)		320,073,223

Net assets
Beginning of period		2,890,061,653		2,569,988,430

End of period		$2,832,376,674		$2,890,061,653

Undistributed (overdistributed) net investment income		$(2,468,308)		$2,326,035

[1]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[2]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	43

	Target 2025 Fund
	Year ended February 28, 2015		Year ended February 28, 2014

Operations
Net investment income		$39,901,505		$37,642,278
Net realized gains on investments		47,430,933		64,593,224
Net change in unrealized gains (losses) on investments		26,867,519		141,573,121

Net increase in net assets resulting from operations		114,199,957		243,808,623

Distributions to shareholders from
Net investment income
Class A		(28,073)		(7,226)
Class R		(261)		(151)[1]
Class R4		(5,527,487)		(3,928,874)
Class R6[2]		(24,228,949)		(24,006,569)
Administrator Class		(4,882,326)		(4,044,987)
Investor Class		(2,773,040)		(3,423,839)
Net realized gains
Class A		(50,943)		(25,245)
Class R		(531)		(829)[1]
Class R4		(6,791,913)		(10,223,463)
Class R6[2]		(27,332,563)		(42,604,116)
Administrator Class		(6,990,413)		(9,739,683)
Investor Class		(4,598,742)		(7,057,112)

Total distributions to shareholders		(83,205,241)		(105,062,094)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	193,440	2,055,090	113,377	1,171,607
Class R	96,568	1,019,043	2,513 [1]	25,000 [1]
Class R4	12,369,706	131,672,935	39,680,782	407,782,676
Class R6[2]	24,877,513	264,398,662	25,675,029	263,320,679
Administrator Class	5,487,009	58,546,886	9,015,723	92,999,031
Investor Class	8,898,622	94,618,438	9,032,104	92,517,461

		552,311,054		857,816,454

Reinvestment of distributions
Class A	5,987	63,100	3,181	32,471
Class R	75	792	95 [1]	980 [1]
Class R4	1,109,964	11,734,557	1,324,321	13,531,626
Class R6[2]	4,812,369	50,835,459	6,525,712	66,498,781
Administrator Class	1,115,960	11,817,389	1,347,162	13,784,670
Investor Class	696,636	7,364,420	1,028,723	10,474,958

		81,815,717		104,323,486

Payment for shares redeemed
Class A	(31,254)	(332,561)	(1,900)	(19,969)
Class R	(2,864)	(30,440)	0 [1]	0 [1]
Class R4	(11,548,137)	(123,103,664)	(7,954,405)	(81,226,361)
Class R6[2]	(24,655,559)	(261,874,834)	(57,249,274)	(588,311,107)
Administrator Class	(7,330,097)	(77,900,680)	(4,161,001)	(42,888,028)
Investor Class	(9,170,854)	(97,472,429)	(25,548,837)	(263,230,570)

		(560,714,608)		(975,676,035)

Net increase (decrease) in net assets resulting from capital share transactions		73,412,163		(13,536,095)

Total increase in net assets		104,406,879		125,210,434

Net assets
Beginning of period		2,355,587,830		2,230,377,396

End of period		$2,459,994,709		$2,355,587,830

Undistributed (overdistributed) net investment income		$(1,971,680)		$1,180,653

[1]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[2]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

44	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2030 Fund
	Year ended February 28, 2015		Year ended February 28, 2014

Operations
Net investment income		$45,711,630			$40,255,984
Net realized gains on investments		62,882,063			83,191,358
Net change in unrealized gains (losses) on investments		58,066,749			213,867,560

Net increase in net assets resulting from operations		166,660,442			337,314,902

Distributions to shareholders from
Net investment income
Class A		(677,442)			(753,808)
Class B		(185)			(1,322)
Class C		(22,094)			(18,981)
Class R		(326)			(145)[1]
Class R4		(12,983,490)			(10,506,452)
Class R6[2]		(18,844,775)			(17,254,545)
Administrator Class		(8,903,080)			(8,239,275)
Investor Class		(2,348,244)			(2,107,127)
Net realized gains
Class A		(1,194,652)			(2,145,006)
Class B		(2,255)			(9,608)
Class C		(96,274)			(127,152)
Class R		(743)			(883)[1]
Class R4		(17,426,491)			(26,616,234)
Class R6[2]		(23,787,717)			(31,425,726)
Administrator Class		(13,435,518)			(20,595,520)
Investor Class		(4,383,229)			(6,080,463)

Total distributions to shareholders		(104,106,515)			(125,882,247)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	287,115	4,817,582	331,644		5,341,788
Class B	2,828	46,220	2,188		34,029
Class C	125,909	2,065,538	67,915		1,062,508
Class R	33,788	560,396	1,624	[1]	25,000 [1]
Class R4	15,077,292	256,115,112	59,309,204		957,805,590
Class R6[2]	22,897,141	387,933,027	25,555,483		412,411,956
Administrator Class	7,619,354	129,264,505	10,722,176		173,822,315
Investor Class	3,392,493	57,420,934	3,592,266		58,138,567

		838,223,314			1,608,641,753

Reinvestment of distributions
Class A	107,203	1,789,136	175,867		2,802,729
Class B	144	2,360	690		10,837
Class C	6,950	113,052	9,165		143,233
Class R	64	1,069	64	[1]	1,028 [1]
Class R4	1,756,668	29,735,963	2,254,868		36,426,981
Class R6[2]	2,487,695	42,066,542	3,009,497		48,437,168
Administrator Class	1,321,041	22,337,020	1,786,991		28,833,518
Investor Class	399,100	6,724,149	507,909		8,173,431

		102,769,291			124,828,925

Please see footnotes on page 45.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	45

	Target 2030 Fund
	Year ended February 28, 2015		Year ended February 28, 2014

Capital share transactions (continued)	Shares		Shares
Payment for shares redeemed
Class A	(766,381)	$(12,834,931)	(531,200)	$(8,566,705)
Class B	(13,728)	(227,331)	(15,867)	(246,816)
Class C	(82,183)	(1,349,794)	(56,044)	(890,332)
Class R4	(15,224,651)	(258,025,158)	(12,270,195)	(199,466,650)
Class R6[2]	(18,824,306)	(317,477,733)	(61,584,877)	(992,955,497)
Administrator Class	(12,267,461)	(208,120,743)	(8,724,794)	(141,601,556)
Investor Class	(3,179,985)	(53,799,875)	(2,344,121)	(37,966,958)

		(851,835,565)		(1,381,694,514)

Net increase in net assets resulting from capital share transactions		89,157,040		351,776,164

Total increase in net assets		151,710,967		563,208,819

Net assets
Beginning of period		2,857,011,010		2,293,802,191

End of period		$3,008,721,977		$2,857,011,010

Undistributed (overdistributed) net investment income		$(2,140,510)		$833,517

[1]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[2]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

46	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2035 Fund
	Year ended February 28, 2015		Year ended February 28, 2014

Operations
Net investment income		$20,153,221		$18,232,663
Net realized gains on investments		33,457,133		40,792,425
Net change in unrealized gains (losses) on investments		35,931,372		123,107,143

Net increase in net assets resulting from operations		89,541,726		182,132,231

Distributions to shareholders from
Net investment income
Class A		(11,351)		(1,313)
Class R		(250)		(146)[1]
Class R4		(4,552,684)		(3,045,599)
Class R6[2]		(9,894,055)		(9,292,853)
Administrator Class		(3,059,865)		(2,618,775)
Investor Class		(2,085,101)		(2,752,692)
Net realized gains
Class A		(29,087)		(8,537)
Class R		(656)		(961)[1]
Class R4		(7,080,852)		(9,598,764)
Class R6[2]		(14,319,031)		(18,937,078)
Administrator Class		(5,534,387)		(7,463,212)
Investor Class		(4,473,743)		(6,459,798)

Total distributions to shareholders		(51,041,062)		(60,179,728)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	114,832	1,280,174	50,687	543,909
Class R	545	6,020	2,460 [1]	25,000 [1]
Class R4	10,380,792	115,655,302	30,965,261	326,263,128
Class R6[2]	18,863,675	209,442,897	18,746,064	197,025,603
Administrator Class	4,208,426	46,948,953	6,528,515	69,163,434
Investor Class	6,439,216	71,934,041	6,621,217	69,840,903

		445,267,387		662,861,977

Reinvestment of distributions
Class A	2,870	31,736	931	9,850
Class R	81	906	104 [1]	1,107 [1]
Class R4	989,874	10,971,113	1,134,557	11,975,355
Class R6[2]	2,147,916	23,805,055	2,655,958	27,917,096
Administrator Class	773,417	8,594,252	953,950	10,081,987
Investor Class	586,245	6,537,377	871,772	9,194,844

		49,940,439		59,180,239

Payment for shares redeemed
Class A	(17,838)	(196,024)	(7,392)	(78,342)
Class R4	(9,317,000)	(103,785,972)	(5,302,659)	(55,733,386)
Class R6[2]	(13,191,769)	(146,573,687)	(34,578,765)	(364,266,333)
Administrator Class	(6,348,959)	(70,757,422)	(3,380,366)	(35,699,097)
Investor Class	(6,547,622)	(73,361,779)	(20,902,940)	(222,879,942)

		(394,674,884)		(678,657,100)

Net increase in net assets resulting from capital share transactions		100,532,942		43,385,116

Total increase in net assets		139,033,606		165,337,619

Net assets
Beginning of period		1,298,589,538		1,133,251,919

End of period		$1,437,623,144		$1,298,589,538

Undistributed (overdistributed) net investment income		$(621,049)		$293,080

[1]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[2]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	47

	Target 2040 Fund
	Year ended February 28, 2015		Year ended February 28, 2014

Operations
Net investment income		$30,763,554			$26,808,352
Net realized gains on investments		55,045,410			70,738,587
Net change in unrealized gains (losses) on investments		66,613,709			202,146,445

Net increase in net assets resulting from operations		152,422,673			299,693,384

Distributions to shareholders from
Net investment income
Class A		(1,200,968)			(1,249,141)
Class B		(162)			(1,369)
Class C		(27,146)			(22,264)
Class R		(317)			(145)[1]
Class R4		(9,396,375)			(8,687,334)
Class R6[2]		(12,820,610)			(10,187,015)
Administrator Class		(5,636,830)			(5,232,524)
Investor Class		(1,387,777)			(1,165,069)
Net realized gains
Class A		(2,598,504)			(4,314,692)
Class B		(2,154)			(17,629)
Class C		(142,159)			(182,291)
Class R		(1,094)			(1,058)[1]
Class R4		(15,496,021)			(23,015,224)
Class R6[2]		(19,650,977)			(25,143,406)
Administrator Class		(10,548,319)			(16,072,193)
Investor Class		(3,215,848)			(4,180,142)

Total distributions to shareholders		(82,125,261)			(99,471,496)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	248,238	4,727,578	314,725		5,707,950
Class B	4,390	79,100	4,478		77,549
Class C	70,624	1,271,545	73,135		1,251,963
Class R	5,447	103,428	1,454	[1]	25,000 [1]
Class R4	10,396,030	202,679,270	37,995,130		694,786,592
Class R6[2]	17,044,949	331,812,232	17,335,713		317,174,208
Administrator Class	5,460,838	106,401,212	6,918,087		126,930,235
Investor Class	2,322,122	45,117,301	2,255,008		41,425,696

		692,191,666			1,187,379,193

Reinvestment of distributions
Class A	193,344	3,685,810	303,660		5,465,678
Class B	127	2,310	1,068		18,474
Class C	9,061	162,266	11,548		196,937
Class R	74	1,411	66	[1]	1,203 [1]
Class R4	1,230,631	23,951,901	1,669,778		30,608,589
Class R6[2]	1,653,217	32,175,865	1,919,410		35,170,537
Administrator Class	833,285	16,184,178	1,162,659		21,303,576
Investor Class	237,509	4,600,208	292,062		5,342,839

		80,763,949			98,107,833

Please see footnotes on page 48.

The accompanying notes are an integral part of these financial statements.

48	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2040 Fund
	Year ended February 28, 2015		Year ended February 28, 2014

Capital share transactions (continued)	Shares		Shares
Payment for shares redeemed
Class A	(755,113)	$(14,385,005)	(771,510)	$(13,994,022)
Class B	(18,915)	(345,883)	(32,641)	(554,904)
Class C	(36,652)	(660,629)	(67,116)	(1,130,102)
Class R4	(10,508,338)	(204,163,089)	(7,505,844)	(139,005,076)
Class R6[2]	(12,495,518)	(242,417,640)	(39,273,128)	(717,215,596)
Administrator Class	(8,299,886)	(161,699,797)	(5,520,196)	(101,231,819)
Investor Class	(1,854,197)	(36,094,967)	(1,359,490)	(24,914,511)

		(659,767,010)		(998,046,030)

Net increase in net assets resulting from capital share transactions		113,188,605		287,440,996

Total increase in net assets		183,486,017		487,662,884

Net assets
Beginning of period		2,051,776,789		1,564,113,905

End of period		$2,235,262,806		$2,051,776,789

Overdistributed net investment income		$(1,287,193)		$(257,595)

[1]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[2]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	49

	Target 2045 Fund
	Year ended February 28, 2015		Year ended February 28, 2014

Operations
Net investment income		$10,576,686		$9,335,908
Net realized gains on investments		19,864,670		24,679,343
Net change in unrealized gains (losses) on investments		26,681,722		77,537,929

Net increase in net assets resulting from operations		57,123,078		111,553,180

Distributions to shareholders from
Net investment income
Class A		(4,751)		(610)
Class R		(247)		(145)[1]
Class R4		(2,617,228)		(1,885,715)
Class R6[2]		(5,166,673)		(4,464,186)
Administrator Class		(1,635,865)		(1,344,736)
Investor Class		(1,132,164)		(1,619,215)
Net realized gains
Class A		(13,358)		(3,345)
Class R		(703)		(1,074)[1]
Class R4		(4,476,964)		(6,285,965)
Class R6[2]		(8,195,905)		(10,492,142)
Administrator Class		(3,243,944)		(4,267,535)
Investor Class		(2,649,359)		(4,047,659)

Total distributions to shareholders		(29,137,161)		(34,412,327)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	58,029	672,191	13,113	146,324
Class R	0	0	2,392 [1]	25,000 [1]
Class R4	6,501,870	75,580,382	17,678,020	191,966,356
Class R6[2]	13,810,098	159,727,329	12,559,086	136,282,053
Administrator Class	2,816,193	32,835,072	3,813,799	41,792,561
Investor Class	4,019,390	46,841,917	5,025,015	54,655,093

		315,656,891		424,867,387

Reinvestment of distributions
Class A	1,189	13,695	361	3,955
Class R	82	950	110 [1]	1,219 [1]
Class R4	582,555	6,736,071	716,178	7,822,173
Class R6[2]	1,145,292	13,219,684	1,375,388	14,935,305
Administrator Class	420,200	4,879,809	512,517	5,612,271
Investor Class	324,494	3,780,828	519,969	5,665,832

		28,631,037		34,040,755

Payment for shares redeemed
Class A	(6,857)	(78,742)	(139)	(1,526)
Class R4	(5,573,386)	(64,551,943)	(3,285,143)	(35,801,148)
Class R6[2]	(9,472,525)	(109,431,742)	(20,376,807)	(220,646,049)
Administrator Class	(3,325,706)	(38,732,067)	(1,699,798)	(18,525,010)
Investor Class	(4,417,063)	(51,650,841)	(13,323,334)	(147,299,430)

		(264,445,335)		(422,273,163)

Net increase in net assets resulting from capital share transactions		79,842,593		36,634,979

Total increase in net assets		107,828,510		113,775,832

Net assets
Beginning of period		703,237,951		589,462,119

End of period		$811,066,461		$703,237,951

Undistributed (overdistributed) net investment income		$(136,048)		$104,817

[1]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[2]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

50	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2050 Fund
	Year ended February 28, 2015		Year ended February 28, 2014

Operations
Net investment income		$19,808,520			$16,884,882
Net realized gains on investments		35,317,428			45,429,823
Net change in unrealized gains (losses) on investments		50,315,014			130,295,644

Net increase in net assets resulting from operations		105,440,962			192,610,349

Distributions to shareholders from
Net investment income
Class A		(15,095)			(645)
Class C		(2,499)			(182)
Class R		(245)			(145)[1]
Class R4		(4,752,783)			(3,438,176)
Class R6[2]		(11,612,453)			(10,603,275)
Administrator Class		(2,763,125)			(2,195,687)
Investor Class		(638,678)			(552,152)
Net realized gains
Class A		(37,156)			(3,757)
Class C		(11,600)			(1,770)
Class R		(701)			(1,096)[1]
Class R4		(8,141,008)			(11,544,946)
Class R6[2]		(17,983,426)			(25,762,292)
Administrator Class		(5,450,426)			(7,268,750)
Investor Class		(1,515,960)			(2,117,703)

Total distributions to shareholders		(52,925,155)			(63,490,576)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	145,308	1,612,319	17,874		191,063
Class C	54,216	596,455	13,605		144,627
Class R	0	0	2,523	[1]	25,000 [1]
Class R4	12,897,710	143,215,243	32,693,178		338,904,173
Class R6[2]	22,630,728	250,814,920	21,384,126		221,409,343
Administrator Class	7,797,521	86,417,872	7,841,666		81,546,121
Investor Class	1,824,093	20,266,596	2,115,731		22,005,330

		502,923,405			664,225,657

Reinvestment of distributions
Class A	4,290	47,332	421		4,402
Class C	1,193	13,102	187		1,952
Class R	85	946	118	[1]	1,241 [1]
Class R4	1,111,045	12,310,941	1,378,903		14,387,975
Class R6[2]	2,638,935	29,242,116	3,497,414		36,326,764
Administrator Class	743,580	8,213,551	910,558		9,463,169
Investor Class	194,356	2,151,939	255,875		2,667,544

		51,979,927			62,853,047

Please see footnotes on page 51.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	51

	Target 2050 Fund
	Year ended February 28, 2015		Year ended February 28, 2014

Capital share transactions (continued)	Shares		Shares
Payment for shares redeemed
Class A	(25,107)	$(274,134)	(233)	$(2,450)
Class C	(5,104)	(56,689)	(637)	(6,913)
Class R4	(10,346,898)	(114,627,049)	(6,691,551)	(70,531,191)
Class R6[2]	(16,661,031)	(184,525,342)	(39,102,784)	(403,743,930)
Administrator Class	(7,098,101)	(78,782,008)	(4,791,764)	(49,741,513)
Investor Class	(1,432,520)	(15,910,898)	(1,052,072)	(10,997,257)

		(394,176,120)		(535,023,254)

Net increase in net assets resulting from capital share transactions		160,727,212		192,055,450

Total increase in net assets		213,243,019		321,175,223

Net assets
Beginning of period		1,262,229,867		941,054,644

End of period		$1,475,472,886		$1,262,229,867

Overdistributed net investment income		$(456,364)		$(105,005)

[1]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[2]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

52	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2055 Fund
	Year ended February 28, 2015		Year ended February 28, 2014

Operations
Net investment income		$2,092,298		$1,176,544
Net realized gains on investments		1,827,847		1,588,573
Net change in unrealized gains (losses) on investments		8,032,555		10,516,963

Net increase in net assets resulting from operations		11,952,700		13,282,080

Distributions to shareholders from
Net investment income
Class A		(3,680)		(286)
Class R		(244)		(138)[1]
Class R4		(381,201)		(186,529)
Class R6[2]		(1,475,369)		(811,744)
Administrator Class		(115,825)		(77,457)
Investor Class		(61,709)		(26,900)
Net realized gains
Class A		(4,743)		(480)
Class R		(331)		(349)[1]
Class R4		(350,837)		(235,580)
Class R6[2]		(1,205,150)		(766,930)
Administrator Class		(119,197)		(90,033)
Investor Class		(77,700)		(42,050)

Total distributions to shareholders		(3,795,986)		(2,238,476)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	41,587	533,025	4,048	49,156
Class R	0	0	2,270 [1]	25,000 [1]
Class R4	1,799,626	23,161,343	2,171,972	25,571,996
Class R6[2]	6,966,588	89,250,267	6,059,606	70,856,116
Administrator Class	649,960	8,349,507	487,291	5,753,225
Investor Class	522,230	6,640,366	297,719	3,493,119

		127,934,508		105,748,612

Reinvestment of distributions
Class A	538	6,935	64	766
Class R	45	575	41 [1]	487 [1]
Class R4	51,913	669,728	33,678	401,965
Class R6[2]	197,157	2,538,592	133,432	1,578,247
Administrator Class	18,254	235,022	14,139	167,490
Investor Class	10,910	139,268	5,830	68,854

		3,590,120		2,217,809

Payment for shares redeemed
Class A	(4,791)	(61,175)	(146)	(1,765)
Class R4	(951,781)	(12,223,183)	(581,266)	(7,002,425)
Class R6[2]	(3,515,646)	(45,157,906)	(3,635,426)	(42,481,310)
Administrator Class	(398,012)	(5,101,595)	(266,045)	(3,151,208)
Investor Class	(250,946)	(3,221,784)	(89,744)	(1,053,130)

		(65,765,643)		(53,689,838)

Net increase in net assets resulting from capital share transactions		65,758,985		54,276,583

Total increase in net assets		73,915,699		65,320,187

Net assets
Beginning of period		107,705,447		42,385,260

End of period		$181,621,146		$107,705,447

Undistributed net investment income		$103,574		$93,126

[1]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[2]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

54	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

Target Today Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Year ended February 28, 2015	$10.85	0.15		0.05	(0.13)	(0.11)	$10.81
Year ended February 28, 2014	$10.84	0.15		0.13	(0.13)	(0.14)	$10.85
Year ended February 28, 2013	$10.86	0.15	[4]	0.08	(0.17)	(0.08)	$10.84
Year ended February 29, 2012	$10.56	0.18	[4]	0.39	(0.22)	(0.05)	$10.86
Year ended February 28, 2011	$10.04	0.18	[4]	0.57	(0.23)	0.00	$10.56
Class B
Year ended February 28, 2015	$11.30	0.06	[4]	0.06	(0.02)	(0.11)	$11.29
Year ended February 28, 2014	$11.26	0.07	[4]	0.14	(0.03)	(0.14)	$11.30
Year ended February 28, 2013	$11.22	0.07	[4]	0.08	(0.03)	(0.08)	$11.26
Year ended February 29, 2012	$10.87	0.10	[4]	0.41	(0.11)	(0.05)	$11.22
Year ended February 28, 2011	$10.31	0.11	[4]	0.58	(0.13)	0.00	$10.87
Class C
Year ended February 28, 2015	$11.11	0.06	[4]	0.06	(0.04)	(0.11)	$11.08
Year ended February 28, 2014	$11.09	0.06	[4]	0.14	(0.04)	(0.14)	$11.11
Year ended February 28, 2013	$11.11	0.07		0.08	(0.09)	(0.08)	$11.09
Year ended February 29, 2012	$10.78	0.10	[4]	0.41	(0.13)	(0.05)	$11.11
Year ended February 28, 2011	$10.25	0.11	[4]	0.57	(0.15)	0.00	$10.78
Class R
Year ended February 28, 2015	$10.85	0.11		0.06	(0.11)	(0.11)	$10.80
Year ended February 28, 2014[5]	$10.57	0.07		0.41	(0.06)	(0.14)	$10.85
Class R4
Year ended February 28, 2015	$11.10	0.18		0.06	(0.17)	(0.11)	$11.06
Year ended February 28, 2014	$11.08	0.18	[4]	0.15	(0.17)	(0.14)	$11.10
Year ended February 28, 2013[6]	$11.24	0.05	[4]	(0.06)	(0.07)	(0.08)	$11.08
Class R6[7]
Year ended February 28, 2015	$11.08	0.19		0.08	(0.19)	(0.11)	$11.05
Year ended February 28, 2014	$11.07	0.20	[4]	0.14	(0.19)	(0.14)	$11.08
Year ended February 28, 2013	$11.09	0.21		0.08	(0.23)	(0.08)	$11.07
Year ended February 29, 2012	$10.77	0.24		0.40	(0.27)	(0.05)	$11.09
Year ended February 28, 2011	$10.24	0.24	[4]	0.58	(0.29)	0.00	$10.77
Administrator Class
Year ended February 28, 2015	$11.07	0.16		0.06	(0.15)	(0.11)	$11.03
Year ended February 28, 2014	$11.05	0.16		0.14	(0.14)	(0.14)	$11.07
Year ended February 28, 2013	$11.07	0.17		0.08	(0.19)	(0.08)	$11.05
Year ended February 29, 2012	$10.75	0.20		0.40	(0.23)	(0.05)	$11.07
Year ended February 28, 2011	$10.19	0.20	[4]	0.58	(0.22)	0.00	$10.75
Investor Class
Year ended February 28, 2015	$11.05	0.13		0.07	(0.12)	(0.11)	$11.02
Year ended February 28, 2014	$11.04	0.14		0.14	(0.13)	(0.14)	$11.05
Year ended February 28, 2013	$11.05	0.16		0.09	(0.18)	(0.08)	$11.04
Year ended February 29, 2012	$10.74	0.19		0.40	(0.23)	(0.05)	$11.05
Year ended February 28, 2011	$10.21	0.20	[4]	0.58	(0.25)	0.00	$10.74

[1]	Includes net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[6]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	55

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.26%	0.98%	0.81%	1.83%	42%	$15,537
1.29%	1.01%	0.85%	2.67%	40%	$17,467
1.39%	1.08%	0.96%	2.15%	39%	$19,815
1.69%	1.08%	0.96%	5.47%	46%	$21,822
1.82%	1.10%	0.97%	7.56%	51%	$22,862

0.54%	1.71%	1.56%	1.03%	42%	$11
0.62%	1.76%	1.61%	1.90%	40%	$51
0.66%	1.82%	1.71%	1.39%	39%	$108
0.97%	1.82%	1.70%	4.73%	46%	$242
1.08%	1.85%	1.72%	6.78%	51%	$865

0.51%	1.73%	1.56%	1.09%	42%	$3,471
0.54%	1.76%	1.60%	1.89%	40%	$4,287
0.64%	1.83%	1.71%	1.36%	39%	$4,945
0.94%	1.83%	1.71%	4.81%	46%	$5,100
1.07%	1.85%	1.72%	6.69%	51%	$5,605

1.01%	1.27%	1.06%	1.53%	42%	$28
1.02%	1.27%	1.06%	4.61%	40%	$26

1.62%	0.65%	0.45%	2.16%	42%	$338,108
1.66%	0.66%	0.45%	3.09%	40%	$367,184
2.06%	0.75%	0.45%	(0.09)%	39%	$3,073

1.77%	0.51%	0.30%	2.41%	42%	$240,044
1.79%	0.57%	0.37%	3.23%	40%	$233,894
1.90%	0.65%	0.45%	2.63%	39%	$671,576
2.20%	0.65%	0.45%	6.09%	46%	$700,645
2.31%	0.66%	0.45%	8.14%	51%	$580,536

1.42%	0.82%	0.65%	1.95%	42%	$99,638
1.45%	0.85%	0.69%	2.87%	40%	$116,854
1.54%	0.92%	0.80%	2.29%	39%	$139,771
1.84%	0.92%	0.80%	5.74%	46%	$121,886
1.99%	0.93%	0.80%	7.70%	51%	$77,216

1.21%	1.04%	0.86%	1.84%	42%	$65,597
1.28%	1.08%	0.86%	2.61%	40%	$72,839
1.48%	1.14%	0.86%	2.32%	39%	$107,673
1.79%	1.15%	0.86%	5.59%	46%	$107,779
1.91%	1.18%	0.86%	7.72%	51%	$86,784

The accompanying notes are an integral part of these financial statements.

56	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

Target 2010 Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments		Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Year ended February 28, 2015	$13.33	0.18	[4]	0.09		(0.17)	(0.27)	$13.16
Year ended February 28, 2014	$13.30	0.19	[4]	0.31		(0.17)	(0.30)	$13.33
Year ended February 28, 2013	$13.26	0.19	[4]	0.19		(0.21)	(0.13)	$13.30
Year ended February 29, 2012	$12.86	0.21	[4]	0.43		(0.24)	0.00	$13.26
Year ended February 28, 2011	$12.04	0.22	[4]	0.88		(0.28)	0.00	$12.86
Class B
Year ended February 28, 2015	$13.49	0.09	[4]	0.10		(0.03)	(0.27)	$13.38
Year ended February 28, 2014	$13.43	0.08	[4]	0.32		(0.04)	(0.30)	$13.49
Year ended February 28, 2013	$13.37	0.09	[4]	0.19		(0.09)	(0.13)	$13.43
Year ended February 29, 2012	$12.93	0.12	[4]	0.44		(0.12)	0.00	$13.37
Year ended February 28, 2011	$12.10	0.12	[4]	0.88		(0.17)	0.00	$12.93
Class C
Year ended February 28, 2015	$13.52	0.09		0.09		(0.07)	(0.27)	$13.36
Year ended February 28, 2014	$13.48	0.09	[4]	0.31		(0.06)	(0.30)	$13.52
Year ended February 28, 2013	$13.44	0.09		0.19		(0.11)	(0.13)	$13.48
Year ended February 29, 2012	$13.03	0.12	[4]	0.43		(0.14)	0.00	$13.44
Year ended February 28, 2011	$12.19	0.12	[4]	0.91		(0.19)	0.00	$13.03
Class R
Year ended February 28, 2015	$13.28	0.15	[4]	0.10		(0.15)	(0.27)	$13.11
Year ended February 28, 2014[5]	$13.08	0.10	[4]	0.58		(0.18)	(0.30)	$13.28
Class R4
Year ended February 28, 2015	$13.46	0.23	[4]	0.10		(0.22)	(0.27)	$13.30
Year ended February 28, 2014	$13.43	0.24	[4]	0.31		(0.22)	(0.30)	$13.46
Year ended February 28, 2013[6]	$13.56	0.08		0.00	[7]	(0.08)	(0.13)	$13.43
Class R6[8]
Year ended February 28, 2015	$13.45	0.27		0.08		(0.24)	(0.27)	$13.29
Year ended February 28, 2014	$13.43	0.25	[4]	0.32		(0.25)	(0.30)	$13.45
Year ended February 28, 2013	$13.39	0.26		0.19		(0.28)	(0.13)	$13.43
Year ended February 29, 2012	$12.97	0.28		0.45		(0.31)	0.00	$13.39
Year ended February 28, 2011	$12.15	0.28		0.88		(0.34)	0.00	$12.97
Administrator Class
Year ended February 28, 2015	$13.46	0.21		0.08		(0.19)	(0.27)	$13.29
Year ended February 28, 2014	$13.42	0.21	[4]	0.32		(0.19)	(0.30)	$13.46
Year ended February 28, 2013	$13.38	0.21	[4]	0.19		(0.23)	(0.13)	$13.42
Year ended February 29, 2012	$12.97	0.24		0.43		(0.26)	0.00	$13.38
Year ended February 28, 2011	$12.14	0.24		0.89		(0.30)	0.00	$12.97
Investor Class
Year ended February 28, 2015	$13.42	0.17		0.11		(0.17)	(0.27)	$13.26
Year ended February 28, 2014	$13.40	0.19	[4]	0.30		(0.17)	(0.30)	$13.42
Year ended February 28, 2013	$13.36	0.20		0.19		(0.22)	(0.13)	$13.40
Year ended February 29, 2012	$12.95	0.23		0.43		(0.25)	0.00	$13.36
Year ended February 28, 2011	$12.12	0.22	[4]	0.90		(0.29)	0.00	$12.95

[1]	Includes net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[6]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[7]	Amount is less than $0.005.

[8]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	57

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.36%	0.99%	0.83%	2.11%	41%	$26,753
1.39%	1.02%	0.87%	3.87%	40%	$32,012
1.39%	1.08%	0.99%	2.92%	37%	$36,462
1.63%	1.08%	0.99%	5.05%	43%	$39,691
1.72%	1.10%	1.00%	9.24%	47%	$42,615

0.69%	1.74%	1.58%	1.42%	41%	$11
0.62%	1.77%	1.63%	3.05%	40%	$118
0.67%	1.83%	1.74%	2.12%	37%	$341
0.90%	1.83%	1.74%	4.35%	43%	$748
0.98%	1.85%	1.75%	8.45%	47%	$1,542

0.61%	1.75%	1.58%	1.39%	41%	$2,781
0.64%	1.77%	1.62%	3.07%	40%	$2,952
0.64%	1.83%	1.74%	2.10%	37%	$3,269
0.88%	1.83%	1.74%	4.28%	43%	$3,323
0.96%	1.85%	1.75%	8.48%	47%	$3,114

1.09%	1.27%	1.08%	1.92%	41%	$53
1.18%	1.29%	1.08%	5.36%	40%	$26

1.73%	0.66%	0.47%	2.55%	41%	$148,668
1.79%	0.67%	0.47%	4.24%	40%	$199,432
2.03%	0.75%	0.47%	0.63%	37%	$5,555

1.88%	0.51%	0.32%	2.71%	41%	$184,812
1.89%	0.57%	0.38%	4.35%	40%	$242,218
1.91%	0.65%	0.48%	3.43%	37%	$486,113
2.14%	0.65%	0.48%	5.61%	43%	$563,343
2.23%	0.66%	0.48%	9.90%	47%	$455,447

1.53%	0.83%	0.67%	2.26%	41%	$168,185
1.55%	0.86%	0.71%	4.08%	40%	$201,159
1.54%	0.92%	0.83%	3.08%	37%	$241,045
1.79%	0.92%	0.83%	5.25%	43%	$190,863
1.88%	0.93%	0.83%	9.44%	47%	$191,943

1.31%	1.06%	0.88%	2.14%	41%	$59,927
1.39%	1.08%	0.88%	3.78%	40%	$60,396
1.49%	1.14%	0.89%	3.01%	37%	$64,161
1.73%	1.15%	0.89%	5.21%	43%	$61,766
1.79%	1.18%	0.89%	9.40%	47%	$53,646

The accompanying notes are an integral part of these financial statements.

58	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

Target 2015 Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Year ended February 28, 2015	$10.38	0.15		0.13	(0.14)	(0.12)	$10.40
Year ended February 28, 2014	$10.13	0.15	[4]	0.40	(0.14)	(0.16)	$10.38
Year ended February 28, 2013[5]	$10.11	0.03	[4]	0.13	(0.04)	(0.10)	$10.13
Class R
Year ended February 28, 2015	$10.52	0.12		0.14	(0.11)	(0.12)	$10.55
Year ended February 28, 2014[6]	$10.08	0.08	[4]	0.57	(0.05)	(0.16)	$10.52
Class R4
Year ended February 28, 2015	$10.40	0.18		0.14	(0.17)	(0.12)	$10.43
Year ended February 28, 2014	$10.14	0.20		0.38	(0.16)	(0.16)	$10.40
Year ended February 28, 2013[5]	$10.11	0.05	[4]	0.13	(0.05)	(0.10)	$10.14
Class R6[7]
Year ended February 28, 2015	$10.39	0.20		0.14	(0.19)	(0.12)	$10.42
Year ended February 28, 2014	$10.13	0.21		0.39	(0.18)	(0.16)	$10.39
Year ended February 28, 2013	$9.98	0.18	[4]	0.27	(0.20)	(0.10)	$10.13
Year ended February 29, 2012	$9.81	0.19		0.29	(0.20)	(0.11)	$9.98
Year ended February 28, 2011	$9.05	0.19		0.85	(0.23)	(0.05)	$9.81
Administrator Class
Year ended February 28, 2015	$10.52	0.17		0.13	(0.15)	(0.12)	$10.55
Year ended February 28, 2014	$10.24	0.16		0.42	(0.14)	(0.16)	$10.52
Year ended February 28, 2013	$10.10	0.15	[4]	0.26	(0.17)	(0.10)	$10.24
Year ended February 29, 2012	$9.92	0.17		0.29	(0.17)	(0.11)	$10.10
Year ended February 28, 2011	$9.15	0.17		0.85	(0.20)	(0.05)	$9.92
Investor Class
Year ended February 28, 2015	$10.53	0.15		0.13	(0.13)	(0.12)	$10.56
Year ended February 28, 2014	$10.26	0.14	[4]	0.41	(0.12)	(0.16)	$10.53
Year ended February 28, 2013	$10.11	0.14		0.27	(0.16)	(0.10)	$10.26
Year ended February 29, 2012	$9.93	0.16		0.29	(0.16)	(0.11)	$10.11
Year ended February 28, 2011	$9.16	0.16	[4]	0.85	(0.19)	(0.05)	$9.93

[1]	Includes net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[6]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	59

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.39%	0.99%	0.84%	2.75%	39%	$1,947
1.45%	0.99%	0.84%	5.56%	38%	$332
1.28%	1.05%	0.84%	1.60%	35%	$10

1.16%	1.25%	1.09%	2.51%	39%	$50
1.14%	1.26%	1.09%	6.51%	38%	$27

1.78%	0.66%	0.48%	3.15%	39%	$180,101
1.76%	0.66%	0.48%	5.90%	38%	$189,078
1.90%	0.75%	0.48%	1.72%	35%	$2,614

1.92%	0.51%	0.33%	3.31%	39%	$420,676
1.88%	0.55%	0.38%	6.04%	38%	$437,620
1.87%	0.65%	0.49%	4.56%	35%	$613,945
2.05%	0.65%	0.49%	5.06%	40%	$536,453
2.11%	0.66%	0.49%	11.68%	44%	$387,146

1.57%	0.83%	0.68%	2.91%	39%	$188,412
1.54%	0.85%	0.72%	5.79%	38%	$211,930
1.47%	0.92%	0.84%	4.06%	35%	$194,125
1.70%	0.92%	0.84%	4.74%	40%	$84,759
1.76%	0.93%	0.84%	11.28%	44%	$61,227

1.37%	1.05%	0.89%	2.68%	39%	$107,906
1.36%	1.08%	0.89%	5.49%	38%	$122,400
1.46%	1.14%	0.90%	4.08%	35%	$200,596
1.65%	1.15%	0.90%	4.67%	40%	$165,774
1.69%	1.18%	0.90%	11.22%	44%	$142,622

The accompanying notes are an integral part of these financial statements.

60	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

Target 2020 Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Year ended February 28, 2015	$15.14	0.20	[4]	0.33	(0.18)	(0.25)	$15.24
Year ended February 28, 2014	$14.53	0.20		0.97	(0.17)	(0.39)	$15.14
Year ended February 28, 2013	$14.25	0.20		0.50	(0.21)	(0.21)	$14.53
Year ended February 29, 2012	$13.97	0.21		0.33	(0.22)	(0.04)	$14.25
Year ended February 28, 2011	$12.54	0.20		1.46	(0.23)	0.00	$13.97
Class B
Year ended February 28, 2015	$15.13	0.09	[4]	0.32	(0.04)	(0.25)	$15.25
Year ended February 28, 2014	$14.47	0.08	[4]	0.97	0.00	(0.39)	$15.13
Year ended February 28, 2013	$14.16	0.09	[4]	0.51	(0.08)	(0.21)	$14.47
Year ended February 29, 2012	$13.85	0.10	[4]	0.33	(0.08)	(0.04)	$14.16
Year ended February 28, 2011	$12.41	0.09	[4]	1.46	(0.11)	0.00	$13.85
Class C
Year ended February 28, 2015	$15.08	0.09		0.32	(0.08)	(0.25)	$15.16
Year ended February 28, 2014	$14.49	0.08		0.97	(0.07)	(0.39)	$15.08
Year ended February 28, 2013	$14.20	0.09		0.51	(0.10)	(0.21)	$14.49
Year ended February 29, 2012	$13.93	0.08		0.35	(0.12)	(0.04)	$14.20
Year ended February 28, 2011	$12.51	0.08		1.48	(0.14)	0.00	$13.93
Class R
Year ended February 28, 2015	$15.10	0.15	[4]	0.34	(0.16)	(0.25)	$15.18
Year ended February 28, 2014[5]	$14.48	0.10	[4]	1.10	(0.19)	(0.39)	$15.10
Class R4
Year ended February 28, 2015	$15.40	0.26		0.33	(0.24)	(0.25)	$15.50
Year ended February 28, 2014	$14.77	0.19		1.06	(0.23)	(0.39)	$15.40
Year ended February 28, 2013[6]	$14.66	0.09		0.31	(0.08)	(0.21)	$14.77
Class R6[7]
Year ended February 28, 2015	$15.40	0.28		0.33	(0.26)	(0.25)	$15.50
Year ended February 28, 2014	$14.77	0.27	[4]	1.00	(0.25)	(0.39)	$15.40
Year ended February 28, 2013	$14.47	0.27		0.52	(0.28)	(0.21)	$14.77
Year ended February 29, 2012	$14.19	0.27	[4]	0.35	(0.30)	(0.04)	$14.47
Year ended February 28, 2011	$12.73	0.26		1.50	(0.30)	0.00	$14.19
Administrator Class
Year ended February 28, 2015	$15.36	0.23		0.33	(0.21)	(0.25)	$15.46
Year ended February 28, 2014	$14.73	0.22		0.99	(0.19)	(0.39)	$15.36
Year ended February 28, 2013	$14.44	0.21		0.52	(0.23)	(0.21)	$14.73
Year ended February 29, 2012	$14.15	0.23		0.35	(0.25)	(0.04)	$14.44
Year ended February 28, 2011	$12.70	0.21		1.50	(0.26)	0.00	$14.15
Investor Class
Year ended February 28, 2015	$15.34	0.20		0.33	(0.18)	(0.25)	$15.44
Year ended February 28, 2014	$14.72	0.20		0.98	(0.17)	(0.39)	$15.34
Year ended February 28, 2013	$14.43	0.21		0.51	(0.22)	(0.21)	$14.72
Year ended February 29, 2012	$14.14	0.22		0.35	(0.24)	(0.04)	$14.43
Year ended February 28, 2011	$12.70	0.20	[4]	1.49	(0.25)	0.00	$14.14

[1]	Includes net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[6]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	61

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.34%	0.95%	0.86%	3.57%	36%	$64,808
1.32%	0.98%	0.90%	8.16%	35%	$75,871
1.36%	1.06%	1.01%	5.00%	32%	$74,720
1.45%	1.05%	1.01%	3.97%	35%	$74,955
1.46%	1.08%	1.02%	13.41%	39%	$77,784

0.61%	1.70%	1.61%	2.74%	36%	$108
0.58%	1.74%	1.66%	7.34%	35%	$238
0.63%	1.81%	1.76%	4.27%	32%	$599
0.78%	1.80%	1.76%	3.11%	35%	$1,048
0.73%	1.83%	1.77%	12.57%	39%	$2,428

0.59%	1.70%	1.61%	2.71%	36%	$5,509
0.57%	1.73%	1.65%	7.36%	35%	$5,208
0.61%	1.81%	1.76%	4.28%	32%	$4,514
0.68%	1.81%	1.76%	3.14%	35%	$4,600
0.70%	1.83%	1.77%	12.65%	39%	$3,922

1.00%	1.21%	1.11%	3.30%	36%	$744
1.07%	1.24%	1.11%	8.37%	35%	$27

1.70%	0.62%	0.50%	3.89%	36%	$772,604
1.70%	0.63%	0.50%	8.58%	35%	$803,141
1.72%	0.73%	0.50%	2.79%	32%	$23,050

1.85%	0.47%	0.35%	4.04%	36%	$1,114,670
1.88%	0.53%	0.40%	8.72%	35%	$1,065,417
1.85%	0.63%	0.50%	5.60%	32%	$1,605,032
1.95%	0.63%	0.50%	4.47%	35%	$1,540,045
1.96%	0.64%	0.50%	14.03%	39%	$1,250,249

1.50%	0.79%	0.70%	3.69%	36%	$670,893
1.52%	0.82%	0.74%	8.35%	35%	$746,910
1.47%	0.90%	0.85%	5.19%	32%	$688,261
1.63%	0.90%	0.85%	4.17%	35%	$468,494
1.62%	0.91%	0.85%	13.60%	39%	$439,314

1.29%	1.01%	0.91%	3.49%	36%	$203,041
1.35%	1.04%	0.91%	8.14%	35%	$193,249
1.43%	1.12%	0.91%	5.12%	32%	$173,813
1.54%	1.13%	0.91%	4.12%	35%	$144,478
1.53%	1.15%	0.91%	13.56%	39%	$119,297

The accompanying notes are an integral part of these financial statements.

62	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

Target 2025 Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Year ended February 28, 2015	$10.56	0.13		0.33	(0.13)	(0.20)	$10.69
Year ended February 28, 2014	$9.95	0.15		0.92	(0.13)	(0.33)	$10.56
Year ended February 28, 2013[4]	$9.83	0.04		0.33	(0.05)	(0.20)	$9.95
Class R
Year ended February 28, 2015	$10.57	0.11		0.33	(0.10)	(0.20)	$10.71
Year ended February 28, 2014[5]	$9.95	0.07		0.94	(0.06)	(0.33)	$10.57
Class R4
Year ended February 28, 2015	$10.58	0.17		0.33	(0.16)	(0.20)	$10.72
Year ended February 28, 2014	$9.97	0.15		0.95	(0.16)	(0.33)	$10.58
Year ended February 28, 2013[4]	$9.83	0.06		0.33	(0.05)	(0.20)	$9.97
Class R6[6]
Year ended February 28, 2015	$10.57	0.19		0.33	(0.18)	(0.20)	$10.71
Year ended February 28, 2014	$9.96	0.19		0.92	(0.17)	(0.33)	$10.57
Year ended February 28, 2013	$9.71	0.18		0.45	(0.18)	(0.20)	$9.96
Year ended February 29, 2012	$9.79	0.17	[7]	0.16	(0.18)	(0.23)	$9.71
Year ended February 28, 2011	$8.68	0.16		1.26	(0.19)	(0.12)	$9.79
Administrator Class
Year ended February 28, 2015	$10.60	0.15		0.33	(0.14)	(0.20)	$10.74
Year ended February 28, 2014	$9.98	0.15		0.94	(0.14)	(0.33)	$10.60
Year ended February 28, 2013	$9.74	0.14	[7]	0.45	(0.15)	(0.20)	$9.98
Year ended February 29, 2012	$9.81	0.14	[7]	0.17	(0.15)	(0.23)	$9.74
Year ended February 28, 2011	$8.69	0.13	[7]	1.26	(0.15)	(0.12)	$9.81
Investor Class
Year ended February 28, 2015	$10.59	0.13		0.32	(0.12)	(0.20)	$10.72
Year ended February 28, 2014	$9.97	0.11		0.96	(0.12)	(0.33)	$10.59
Year ended February 28, 2013	$9.72	0.14		0.46	(0.15)	(0.20)	$9.97
Year ended February 29, 2012	$9.80	0.14	[7]	0.15	(0.14)	(0.23)	$9.72
Year ended February 28, 2011	$8.68	0.13	[7]	1.25	(0.14)	(0.12)	$9.80

[1]	Includes net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[5]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[6]	On June 1, 2013, Institutional Class was renamed Class R6.

[7]	Calculated based upon average shares outstanding

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	63

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.25%	0.96%	0.86%	4.46%	31%	$3,193
1.28%	0.97%	0.86%	10.99%	32%	$1,379
1.01%	1.06%	0.86%	3.92%	28%	$159

0.85%	1.21%	1.11%	4.24%	31%	$1,032
0.96%	1.22%	1.11%	10.27%	32%	$28

1.65%	0.63%	0.50%	4.87%	31%	$379,384
1.60%	0.63%	0.50%	11.29%	32%	$354,137
1.51%	0.73%	0.50%	4.13%	28%	$4,210

1.79%	0.48%	0.35%	5.03%	31%	$1,481,264
1.78%	0.52%	0.39%	11.42%	32%	$1,409,281
1.83%	0.63%	0.50%	6.74%	28%	$1,577,058
1.83%	0.64%	0.50%	3.77%	31%	$1,431,120
1.83%	0.64%	0.50%	16.75%	33%	$1,290,513

1.45%	0.80%	0.70%	4.65%	31%	$350,823
1.43%	0.82%	0.74%	11.11%	32%	$354,050
1.42%	0.90%	0.85%	6.27%	28%	$271,593
1.47%	0.91%	0.85%	3.49%	31%	$111,673
1.46%	0.91%	0.85%	16.32%	33%	$69,590

1.24%	1.02%	0.91%	4.35%	31%	$244,299
1.28%	1.05%	0.91%	10.91%	32%	$236,714
1.41%	1.12%	0.91%	6.31%	28%	$377,357
1.42%	1.14%	0.91%	3.32%	31%	$300,434
1.39%	1.15%	0.91%	16.22%	33%	$256,544

The accompanying notes are an integral part of these financial statements.

64	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

Target 2030 Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Year ended February 28, 2015	$16.61	0.22		0.67	(0.19)	(0.34)	$16.97
Year ended February 28, 2014	$15.31	0.20		1.83	(0.19)	(0.54)	$16.61
Year ended February 28, 2013	$14.74	0.20		0.85	(0.20)	(0.28)	$15.31
Year ended February 29, 2012	$14.81	0.17	[4]	0.13	(0.18)	(0.19)	$14.74
Year ended February 28, 2011	$12.65	0.15	[4]	2.19	(0.18)	0.00	$14.81
Class B
Year ended February 28, 2015	$16.36	0.09	[4]	0.66	(0.02)	(0.34)	$16.75
Year ended February 28, 2014	$15.08	0.08	[4]	1.80	(0.06)	(0.54)	$16.36
Year ended February 28, 2013	$14.49	0.08	[4]	0.86	(0.07)	(0.28)	$15.08
Year ended February 29, 2012	$14.53	0.07	[4]	0.12	(0.04)	(0.19)	$14.49
Year ended February 28, 2011	$12.41	0.06	[4]	2.14	(0.08)	0.00	$14.53
Class C
Year ended February 28, 2015	$16.25	0.08		0.67	(0.08)	(0.34)	$16.58
Year ended February 28, 2014	$15.00	0.08		1.79	(0.08)	(0.54)	$16.25
Year ended February 28, 2013	$14.45	0.08		0.85	(0.10)	(0.28)	$15.00
Year ended February 29, 2012	$14.53	0.06	[4]	0.14	(0.09)	(0.19)	$14.45
Year ended February 28, 2011	$12.43	0.05	[4]	2.14	(0.09)	0.00	$14.53
Class R
Year ended February 28, 2015	$16.61	0.13	[4]	0.71	(0.16)	(0.34)	$16.95
Year ended February 28, 2014[5]	$15.39	0.10		1.75	(0.09)	(0.54)	$16.61
Class R4
Year ended February 28, 2015	$16.83	0.26		0.70	(0.25)	(0.34)	$17.20
Year ended February 28, 2014	$15.50	0.23		1.89	(0.25)	(0.54)	$16.83
Year ended February 28, 2013[6]	$15.07	0.08		0.71	(0.08)	(0.28)	$15.50
Class R6[7]
Year ended February 28, 2015	$16.81	0.28		0.72	(0.28)	(0.34)	$17.19
Year ended February 28, 2014	$15.49	0.29	[4]	1.84	(0.27)	(0.54)	$16.81
Year ended February 28, 2013	$14.91	0.27		0.86	(0.27)	(0.28)	$15.49
Year ended February 29, 2012	$14.98	0.25	[4]	0.12	(0.25)	(0.19)	$14.91
Year ended February 28, 2011	$12.79	0.23	[4]	2.21	(0.25)	0.00	$14.98
Administrator Class
Year ended February 28, 2015	$16.82	0.23		0.70	(0.22)	(0.34)	$17.19
Year ended February 28, 2014	$15.49	0.23		1.86	(0.22)	(0.54)	$16.82
Year ended February 28, 2013	$14.91	0.21		0.88	(0.23)	(0.28)	$15.49
Year ended February 29, 2012	$14.98	0.20	[4]	0.13	(0.21)	(0.19)	$14.91
Year ended February 28, 2011	$12.79	0.18	[4]	2.21	(0.20)	0.00	$14.98
Investor Class
Year ended February 28, 2015	$16.77	0.20		0.70	(0.19)	(0.34)	$17.14
Year ended February 28, 2014	$15.46	0.20		1.84	(0.19)	(0.54)	$16.77
Year ended February 28, 2013	$14.88	0.21		0.87	(0.22)	(0.28)	$15.46
Year ended February 29, 2012	$14.95	0.19	[4]	0.13	(0.20)	(0.19)	$14.88
Year ended February 28, 2011	$12.77	0.17	[4]	2.21	(0.20)	0.00	$14.95

[1]	Includes net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[6]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	65

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.22%	0.95%	0.87%	5.44%	26%	$60,747
1.22%	0.98%	0.91%	13.52%	29%	$65,634
1.29%	1.06%	1.02%	7.28%	25%	$60,857
1.21%	1.06%	1.02%	2.27%	26%	$60,087
1.15%	1.09%	1.03%	18.71%	28%	$62,209

0.53%	1.70%	1.62%	4.64%	26%	$117
0.50%	1.74%	1.67%	12.65%	29%	$290
0.57%	1.81%	1.77%	6.54%	25%	$463
0.50%	1.81%	1.77%	1.43%	26%	$872
0.42%	1.84%	1.78%	17.88%	28%	$1,962

0.45%	1.70%	1.62%	4.67%	26%	$5,020
0.47%	1.73%	1.66%	12.64%	29%	$4,097
0.53%	1.82%	1.77%	6.52%	25%	$3,465
0.45%	1.82%	1.77%	1.47%	26%	$3,120
0.38%	1.84%	1.78%	17.80%	28%	$2,456

0.72%	1.22%	1.12%	5.15%	26%	$603
0.87%	1.22%	1.12%	12.19%	29%	$28

1.57%	0.62%	0.51%	5.82%	26%	$897,425
1.53%	0.63%	0.51%	13.99%	29%	$850,913
1.35%	0.73%	0.51%	5.34%	25%	$19,568

1.72%	0.47%	0.36%	6.04%	26%	$1,185,077
1.76%	0.53%	0.41%	14.08%	29%	$1,049,122
1.80%	0.64%	0.51%	7.82%	25%	$1,478,163
1.71%	0.64%	0.51%	2.78%	26%	$1,335,729
1.65%	0.65%	0.51%	19.35%	28%	$1,048,222

1.38%	0.79%	0.71%	5.61%	26%	$643,336
1.38%	0.82%	0.75%	13.74%	29%	$685,421
1.43%	0.91%	0.86%	7.46%	25%	$572,735
1.37%	0.91%	0.86%	2.41%	26%	$395,067
1.30%	0.92%	0.86%	18.85%	28%	$373,853

1.16%	1.01%	0.92%	5.42%	26%	$216,398
1.21%	1.04%	0.92%	13.47%	29%	$201,506
1.38%	1.13%	0.92%	7.41%	25%	$158,551
1.30%	1.14%	0.92%	2.36%	26%	$124,145
1.21%	1.17%	0.92%	18.84%	28%	$99,234

The accompanying notes are an integral part of these financial statements.

66	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

Target 2035 Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Year ended February 28, 2015	$11.02	0.12		0.56	(0.13)	(0.25)	$11.32
Year ended February 28, 2014	$9.99	0.14		1.41	(0.13)	(0.39)	$11.02
Year ended February 28, 2013[4]	$9.60	0.02	[5]	0.58	(0.05)	(0.16)	$9.99
Class R
Year ended February 28, 2015	$11.09	0.10		0.55	(0.10)	(0.25)	$11.39
Year ended February 28, 2014[6]	$10.16	0.06	[5]	1.32	(0.06)	(0.39)	$11.09
Class R4
Year ended February 28, 2015	$11.03	0.17		0.54	(0.16)	(0.25)	$11.33
Year ended February 28, 2014	$9.99	0.15		1.44	(0.16)	(0.39)	$11.03
Year ended February 28, 2013[4]	$9.60	0.03	[5]	0.57	(0.05)	(0.16)	$9.99
Class R6[7]
Year ended February 28, 2015	$11.03	0.18		0.55	(0.18)	(0.25)	$11.33
Year ended February 28, 2014	$9.99	0.19		1.41	(0.17)	(0.39)	$11.03
Year ended February 28, 2013	$9.50	0.17		0.65	(0.17)	(0.16)	$9.99
Year ended February 29, 2012	$9.61	0.15	[5]	0.02	(0.14)	(0.14)	$9.50
Year ended February 28, 2011	$8.19	0.13		1.58	(0.16)	(0.13)	$9.61
Administrator Class
Year ended February 28, 2015	$11.06	0.15		0.55	(0.14)	(0.25)	$11.37
Year ended February 28, 2014	$10.02	0.14		1.43	(0.14)	(0.39)	$11.06
Year ended February 28, 2013	$9.53	0.13		0.66	(0.14)	(0.16)	$10.02
Year ended February 29, 2012	$9.65	0.12	[5]	0.01	(0.11)	(0.14)	$9.53
Year ended February 28, 2011	$8.22	0.10		1.59	(0.13)	(0.13)	$9.65
Investor Class
Year ended February 28, 2015	$11.10	0.12		0.56	(0.12)	(0.25)	$11.41
Year ended February 28, 2014	$10.05	0.13		1.43	(0.12)	(0.39)	$11.10
Year ended February 28, 2013	$9.56	0.13		0.65	(0.13)	(0.16)	$10.05
Year ended February 29, 2012	$9.67	0.11	[5]	0.02	(0.10)	(0.14)	$9.56
Year ended February 28, 2011	$8.24	0.10		1.58	(0.12)	(0.13)	$9.67

[1]	Includes net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[5]	Calculated based upon average shares outstanding

[6]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	67

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.05%	0.97%	0.88%	6.33%	22%	$1,677
1.11%	0.98%	0.88%	15.82%	26%	$532
1.04%	1.07%	0.88%	6.36%	22%	$41

0.90%	1.23%	1.13%	5.97%	22%	$36
0.79%	1.26%	1.13%	13.76%	26%	$28

1.51%	0.64%	0.52%	6.63%	22%	$329,135
1.45%	0.65%	0.52%	16.28%	26%	$297,612
1.30%	0.75%	0.52%	6.38%	22%	$1,940

1.65%	0.49%	0.37%	6.79%	22%	$674,926
1.71%	0.55%	0.41%	16.41%	26%	$570,482
1.76%	0.66%	0.52%	8.86%	22%	$648,345
1.60%	0.66%	0.52%	1.96%	22%	$481,784
1.52%	0.68%	0.52%	21.21%	24%	$338,577

1.31%	0.81%	0.72%	6.50%	22%	$227,265
1.33%	0.85%	0.75%	15.96%	26%	$236,217
1.36%	0.93%	0.87%	8.48%	22%	$172,860
1.26%	0.93%	0.87%	1.55%	22%	$77,039
1.17%	0.94%	0.87%	20.87%	24%	$50,226

1.10%	1.03%	0.93%	6.25%	22%	$204,584
1.21%	1.08%	0.93%	15.77%	26%	$193,717
1.35%	1.15%	0.93%	8.38%	22%	$310,066
1.21%	1.16%	0.93%	1.60%	22%	$244,138
1.09%	1.19%	0.93%	20.74%	24%	$204,364

The accompanying notes are an integral part of these financial statements.

68	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

Target 2040 Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Year ended February 28, 2015	$18.90	0.22		1.08	(0.21)	(0.46)	$19.53
Year ended February 28, 2014	$16.92	0.21		2.71	(0.21)	(0.73)	$18.90
Year ended February 28, 2013	$16.07	0.21		1.19	(0.21)	(0.34)	$16.92
Year ended February 29, 2012	$16.40	0.17		(0.07)	(0.16)	(0.27)	$16.07
Year ended February 28, 2011	$13.60	0.15		2.81	(0.16)	0.00	$16.40
Class B
Year ended February 28, 2015	$18.06	0.09	[4]	1.01	(0.02)	(0.46)	$18.68
Year ended February 28, 2014	$16.18	0.07	[4]	2.59	(0.05)	(0.73)	$18.06
Year ended February 28, 2013	$15.36	0.09	[4]	1.13	(0.06)	(0.34)	$16.18
Year ended February 29, 2012	$15.67	0.05	[4]	(0.06)	(0.03)	(0.27)	$15.36
Year ended February 28, 2011	$12.99	0.03	[4]	2.70	(0.05)	0.00	$15.67
Class C
Year ended February 28, 2015	$17.85	0.06	[4]	1.02	(0.09)	(0.46)	$18.38
Year ended February 28, 2014	$16.03	0.07	[4]	2.57	(0.09)	(0.73)	$17.85
Year ended February 28, 2013	$15.26	0.09	[4]	1.12	(0.10)	(0.34)	$16.03
Year ended February 29, 2012	$15.60	0.04	[4]	(0.05)	(0.06)	(0.27)	$15.26
Year ended February 28, 2011	$12.95	0.03	[4]	2.69	(0.07)	0.00	$15.60
Class R
Year ended February 28, 2015	$18.90	0.14	[4]	1.11	(0.18)	(0.46)	$19.51
Year ended February 28, 2014[5]	$17.19	0.09	[4]	2.45	(0.10)	(0.73)	$18.90
Class R4
Year ended February 28, 2015	$19.28	0.29		1.10	(0.28)	(0.46)	$19.93
Year ended February 28, 2014	$17.24	0.27	[4]	2.78	(0.28)	(0.73)	$19.28
Year ended February 28, 2013[6]	$16.52	0.09		1.06	(0.09)	(0.34)	$17.24
Class R6[7]
Year ended February 28, 2015	$19.27	0.30		1.13	(0.31)	(0.46)	$19.93
Year ended February 28, 2014	$17.24	0.31	[4]	2.75	(0.30)	(0.73)	$19.27
Year ended February 28, 2013	$16.37	0.29		1.21	(0.29)	(0.34)	$17.24
Year ended February 29, 2012	$16.69	0.24		(0.05)	(0.24)	(0.27)	$16.37
Year ended February 28, 2011	$13.84	0.22		2.87	(0.24)	0.00	$16.69
Administrator Class
Year ended February 28, 2015	$19.25	0.25		1.09	(0.24)	(0.46)	$19.89
Year ended February 28, 2014	$17.21	0.24		2.77	(0.24)	(0.73)	$19.25
Year ended February 28, 2013	$16.34	0.22		1.22	(0.23)	(0.34)	$17.21
Year ended February 29, 2012	$16.67	0.19		(0.06)	(0.19)	(0.27)	$16.34
Year ended February 28, 2011	$13.82	0.16		2.88	(0.19)	0.00	$16.67
Investor Class
Year ended February 28, 2015	$19.21	0.20		1.10	(0.20)	(0.46)	$19.85
Year ended February 28, 2014	$17.19	0.21		2.75	(0.21)	(0.73)	$19.21
Year ended February 28, 2013	$16.32	0.22		1.22	(0.23)	(0.34)	$17.19
Year ended February 29, 2012	$16.65	0.18		(0.06)	(0.18)	(0.27)	$16.32
Year ended February 28, 2011	$13.81	0.16		2.86	(0.18)	0.00	$16.65

[1]	Includes net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[6]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	69

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.11%	0.96%	0.88%	7.01%	18%	$111,874
1.15%	0.99%	0.92%	17.54%	25%	$114,233
1.25%	1.08%	1.03%	8.99%	20%	$104,836
1.06%	1.08%	1.03%	0.85%	20%	$103,841
0.95%	1.10%	1.04%	21.98%	21%	$113,494

0.49%	1.70%	1.63%	6.20%	18%	$87
0.42%	1.75%	1.68%	16.63%	25%	$344
0.54%	1.83%	1.78%	8.15%	20%	$747
0.34%	1.83%	1.78%	0.12%	20%	$1,564
0.23%	1.86%	1.79%	21.08%	21%	$2,863

0.35%	1.71%	1.63%	6.15%	18%	$5,747
0.40%	1.74%	1.67%	16.68%	25%	$4,813
0.50%	1.83%	1.78%	8.18%	20%	$4,040
0.30%	1.83%	1.78%	0.14%	20%	$3,623
0.19%	1.85%	1.79%	21.08%	21%	$3,038

0.72%	1.23%	1.13%	6.71%	18%	$137
0.75%	1.24%	1.13%	14.96%	25%	$29

1.47%	0.63%	0.52%	7.35%	18%	$678,944
1.42%	0.64%	0.52%	18.02%	25%	$635,241
1.12%	0.75%	0.52%	7.13%	20%	$13,651

1.61%	0.48%	0.37%	7.57%	18%	$872,914
1.70%	0.54%	0.42%	18.14%	25%	$724,856
1.76%	0.65%	0.52%	9.50%	20%	$993,528
1.55%	0.65%	0.52%	1.37%	20%	$846,499
1.44%	0.67%	0.52%	22.66%	21%	$654,804

1.27%	0.80%	0.72%	7.10%	18%	$427,789
1.30%	0.83%	0.76%	17.79%	25%	$452,487
1.39%	0.92%	0.87%	9.14%	20%	$360,567
1.22%	0.92%	0.87%	1.00%	20%	$256,378
1.11%	0.94%	0.87%	22.21%	21%	$260,524

1.05%	1.02%	0.93%	6.91%	18%	$137,770
1.13%	1.05%	0.93%	17.53%	25%	$119,774
1.33%	1.14%	0.93%	9.10%	20%	$86,745
1.14%	1.15%	0.93%	0.96%	20%	$64,452
1.01%	1.18%	0.93%	22.10%	21%	$48,906

The accompanying notes are an integral part of these financial statements.

70	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

Target 2045 Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Year ended February 28, 2015	$11.43	0.11	[4]	0.72	(0.13)	(0.28)	$11.85
Year ended February 28, 2014	$10.17	0.12	[4]	1.73	(0.14)	(0.45)	$11.43
Year ended February 28, 2013[5]	$9.64	0.03		0.68	(0.05)	(0.13)	$10.17
Class R
Year ended February 28, 2015	$11.54	0.10		0.71	(0.10)	(0.28)	$11.97
Year ended February 28, 2014[6]	$10.45	0.05		1.55	(0.06)	(0.45)	$11.54
Class R4
Year ended February 28, 2015	$11.46	0.17		0.71	(0.17)	(0.28)	$11.89
Year ended February 28, 2014	$10.18	0.14		1.76	(0.17)	(0.45)	$11.46
Year ended February 28, 2013[5]	$9.64	0.06		0.66	(0.05)	(0.13)	$10.18
Class R6[7]
Year ended February 28, 2015	$11.44	0.18		0.71	(0.18)	(0.28)	$11.87
Year ended February 28, 2014	$10.17	0.19		1.71	(0.18)	(0.45)	$11.44
Year ended February 28, 2013	$9.55	0.16		0.76	(0.17)	(0.13)	$10.17
Year ended February 29, 2012	$9.62	0.14		(0.05)	(0.12)	(0.04)	$9.55
Year ended February 28, 2011	$8.08	0.13		1.70	(0.18)	(0.11)	$9.62
Administrator Class
Year ended February 28, 2015	$11.51	0.14		0.71	(0.14)	(0.28)	$11.94
Year ended February 28, 2014	$10.23	0.14		1.73	(0.14)	(0.45)	$11.51
Year ended February 28, 2013	$9.59	0.12		0.77	(0.12)	(0.13)	$10.23
Year ended February 29, 2012	$9.66	0.11		(0.05)	(0.09)	(0.04)	$9.59
Year ended February 28, 2011	$8.12	0.09		1.72	(0.16)	(0.11)	$9.66
Investor Class
Year ended February 28, 2015	$11.55	0.12		0.71	(0.12)	(0.28)	$11.98
Year ended February 28, 2014	$10.26	0.13		1.73	(0.12)	(0.45)	$11.55
Year ended February 28, 2013	$9.62	0.12		0.77	(0.12)	(0.13)	$10.26
Year ended February 29, 2012	$9.69	0.11		(0.05)	(0.09)	(0.04)	$9.62
Year ended February 28, 2011	$8.14	0.08		1.73	(0.15)	(0.11)	$9.69

[1]	Includes net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[6]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	71

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

0.96%	0.99%	0.88%	7.41%	16%	$793
1.09%	1.01%	0.88%	18.54%	24%	$167
1.08%	1.10%	0.88%	7.41%	19%	$13

0.83%	1.25%	1.13%	7.11%	16%	$31
0.68%	1.30%	1.13%	15.52%	24%	$29

1.44%	0.66%	0.52%	7.79%	16%	$199,015
1.39%	0.68%	0.52%	18.99%	24%	$174,582
1.29%	0.78%	0.52%	7.55%	19%	$1,246

1.58%	0.51%	0.37%	7.96%	16%	$367,164
1.67%	0.57%	0.42%	19.07%	24%	$291,293
1.74%	0.69%	0.52%	9.85%	19%	$324,476
1.51%	0.67%	0.52%	1.16%	19%	$215,067
1.26%	0.70%	0.52%	23.08%	20%	$141,871

1.24%	0.83%	0.72%	7.54%	16%	$130,175
1.28%	0.87%	0.75%	18.65%	24%	$126,533
1.35%	0.96%	0.87%	9.49%	19%	$85,590
1.18%	0.94%	0.87%	0.85%	19%	$39,964
1.02%	0.97%	0.87%	22.56%	20%	$27,698

1.04%	1.05%	0.93%	7.29%	16%	$113,889
1.18%	1.10%	0.93%	18.44%	24%	$110,633
1.32%	1.18%	0.93%	9.39%	19%	$178,137
1.12%	1.17%	0.93%	0.80%	19%	$115,546
0.98%	1.21%	0.93%	22.58%	20%	$84,881

The accompanying notes are an integral part of these financial statements.

72	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

Target 2050 Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Year ended February 28, 2015	$10.93	0.11		0.69	(0.13)	(0.26)	$11.34
Year ended February 28, 2014	$9.72	0.15		1.62	(0.13)	(0.43)	$10.93
Year ended February 28, 2013[4]	$9.29	0.03		0.65	(0.05)	(0.20)	$9.72
Class C
Year ended February 28, 2015	$10.91	0.04		0.68	(0.07)	(0.26)	$11.30
Year ended February 28, 2014	$9.71	0.08		1.61	(0.06)	(0.43)	$10.91
Year ended February 28, 2013[4]	$9.29	0.02		0.64	(0.04)	(0.20)	$9.71
Class R
Year ended February 28, 2015	$10.95	0.09		0.68	(0.09)	(0.26)	$11.37
Year ended February 28, 2014[5]	$9.91	0.05		1.48	(0.06)	(0.43)	$10.95
Class R4
Year ended February 28, 2015	$10.96	0.16		0.68	(0.16)	(0.26)	$11.38
Year ended February 28, 2014	$9.73	0.15	[6]	1.67	(0.16)	(0.43)	$10.96
Year ended February 28, 2013[4]	$9.29	0.05		0.64	(0.05)	(0.20)	$9.73
Class R6[7]
Year ended February 28, 2015	$10.95	0.17		0.68	(0.17)	(0.26)	$11.37
Year ended February 28, 2014	$9.72	0.17	[6]	1.66	(0.17)	(0.43)	$10.95
Year ended February 28, 2013	$9.20	0.16		0.72	(0.16)	(0.20)	$9.72
Year ended February 29, 2012	$9.50	0.14		(0.07)	(0.12)	(0.25)	$9.20
Year ended February 28, 2011	$8.10	0.12	[6]	1.72	(0.17)	(0.27)	$9.50
Administrator Class
Year ended February 28, 2015	$10.92	0.13		0.69	(0.14)	(0.26)	$11.34
Year ended February 28, 2014	$9.70	0.13	[6]	1.65	(0.13)	(0.43)	$10.92
Year ended February 28, 2013	$9.18	0.12	[6]	0.73	(0.13)	(0.20)	$9.70
Year ended February 29, 2012	$9.48	0.11		(0.07)	(0.09)	(0.25)	$9.18
Year ended February 28, 2011	$8.10	0.09	[6]	1.71	(0.15)	(0.27)	$9.48
Investor Class
Year ended February 28, 2015	$10.96	0.11		0.68	(0.11)	(0.26)	$11.38
Year ended February 28, 2014	$9.73	0.11		1.67	(0.12)	(0.43)	$10.96
Year ended February 28, 2013	$9.21	0.12		0.73	(0.13)	(0.20)	$9.73
Year ended February 29, 2012	$9.51	0.10		(0.06)	(0.09)	(0.25)	$9.21
Year ended February 28, 2011	$8.11	0.09	[6]	1.71	(0.13)	(0.27)	$9.51

[1]	Includes net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[5]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[6]	Calculated based upon average shares outstanding

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	73

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

0.94%	0.97%	0.88%	7.52%	16%	$1,629
1.00%	0.98%	0.88%	18.62%	23%	$210
1.07%	1.05%	0.88%	7.49%	19%	$11

0.20%	1.72%	1.63%	6.70%	16%	$737
0.39%	1.73%	1.63%	17.68%	23%	$163
0.16%	1.81%	1.63%	7.31%	19%	$17

0.82%	1.25%	1.13%	7.20%	16%	$31
0.69%	1.27%	1.13%	15.67%	23%	$29

1.43%	0.64%	0.52%	7.82%	16%	$360,833
1.39%	0.65%	0.52%	19.10%	23%	$307,320
1.03%	0.76%	0.52%	7.63%	19%	$6,538

1.58%	0.49%	0.37%	7.98%	16%	$818,335
1.66%	0.55%	0.41%	19.28%	23%	$693,648
1.75%	0.67%	0.52%	9.94%	19%	$754,088
1.53%	0.66%	0.52%	1.11%	19%	$651,308
1.43%	0.67%	0.52%	23.17%	20%	$560,746

1.23%	0.81%	0.72%	7.64%	16%	$226,405
1.28%	0.85%	0.75%	18.79%	23%	$202,276
1.38%	0.94%	0.87%	9.59%	19%	$141,212
1.18%	0.93%	0.87%	0.81%	19%	$89,984
1.07%	0.94%	0.87%	22.58%	20%	$69,492

1.02%	1.03%	0.93%	7.39%	16%	$67,502
1.10%	1.07%	0.93%	18.67%	23%	$58,583
1.33%	1.16%	0.93%	9.49%	19%	$39,188
1.12%	1.16%	0.93%	0.75%	19%	$28,615
1.02%	1.19%	0.93%	22.54%	20%	$24,771

The accompanying notes are an integral part of these financial statements.

74	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

Target 2055 Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments		Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Year ended February 28, 2015	$12.63	0.13		0.80		(0.14)	(0.14)	$13.28
Year ended February 28, 2014	$10.90	0.14		1.87		(0.13)	(0.15)	$12.63
Year ended February 28, 2013[4]	$10.19	0.03	[5]	0.72		(0.04)	0.00	$10.90
Class R
Year ended February 28, 2015	$12.51	0.11		0.79		(0.11)	(0.14)	$13.16
Year ended February 28, 2014[6]	$11.01	0.06		1.65		(0.06)	(0.15)	$12.51
Class R4
Year ended February 28, 2015	$12.65	0.18		0.81		(0.18)	(0.14)	$13.32
Year ended February 28, 2014	$10.91	0.15		1.90		(0.16)	(0.15)	$12.65
Year ended February 28, 2013[4]	$10.19	0.04	[5]	0.72		(0.04)	0.00	$10.91
Class R6[7]
Year ended February 28, 2015	$12.63	0.19		0.80		(0.19)	(0.14)	$13.29
Year ended February 28, 2014	$10.90	0.19		1.87		(0.18)	(0.15)	$12.63
Year ended February 28, 2013	$10.08	0.15		0.83		(0.16)	0.00	$10.90
Year ended February 29, 2012[8]	$10.00	0.08	[5]	0.00	[9]	0.00	0.00	$10.08
Administrator Class
Year ended February 28, 2015	$12.62	0.14		0.81		(0.15)	(0.14)	$13.28
Year ended February 28, 2014	$10.90	0.14		1.87		(0.14)	(0.15)	$12.62
Year ended February 28, 2013	$10.06	0.14	[5]	0.81		(0.11)	0.00	$10.90
Year ended February 29, 2012[8]	$10.00	0.06	[5]	0.00	[9]	0.00	0.00	$10.06
Investor Class
Year ended February 28, 2015	$12.52	0.13		0.79		(0.13)	(0.14)	$13.17
Year ended February 28, 2014	$10.81	0.14		1.85		(0.13)	(0.15)	$12.52
Year ended February 28, 2013	$10.05	0.13		0.80		(0.17)	0.00	$10.81
Year ended February 29, 2012[8]	$10.00	0.06	[5]	(0.01)		0.00	0.00	$10.05

[1]	Includes net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[5]	Calculated based upon average shares outstanding

[6]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

[8]	For the period from June 30, 2011 (commencement of class operations) to February 29, 2012

[9]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	75

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

0.97%	1.07%	0.88%	7.46%	16%	$565
1.10%	1.19%	0.88%	18.69%	23%	$66
1.05%	1.44%	0.88%	7.39%	19%	$14

0.83%	1.36%	1.13%	7.24%	16%	$31
0.73%	1.48%	1.13%	15.66%	23%	$29

1.41%	0.74%	0.52%	7.92%	16%	$33,651
1.40%	0.86%	0.52%	19.06%	23%	$20,591
1.51%	1.09%	0.52%	7.51%	19%	$33

1.55%	0.59%	0.37%	8.01%	16%	$126,822
1.63%	0.75%	0.40%	19.18%	23%	$74,427
1.69%	1.17%	0.52%	9.90%	19%	$36,345
1.33%	4.06%	0.52%	0.80%	19%	$8,963

1.16%	0.91%	0.72%	7.66%	16%	$12,493
1.28%	1.05%	0.75%	18.70%	23%	$8,462
1.36%	1.45%	0.87%	9.52%	19%	$4,739
0.87%	2.14%	0.87%	0.60%	19%	$1,794

0.99%	1.13%	0.93%	7.44%	16%	$8,059
1.06%	1.27%	0.93%	18.62%	23%	$4,130
1.23%	1.64%	0.93%	9.52%	19%	$1,254
0.94%	6.32%	0.93%	0.50%	19%	$256

The accompanying notes are an integral part of these financial statements.

76	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the following funds: the Wells Fargo Advantage Dow Jones Target Today Fund (“Target Today Fund”), the Wells Fargo Advantage Dow Jones Target 2010 Fund (“Target 2010 Fund”), the Wells Fargo Advantage Dow Jones Target 2015 Fund (“Target 2015 Fund”), the Wells Fargo Advantage Dow Jones Target 2020 Fund (“Target 2020 Fund”), the Wells Fargo Advantage Dow Jones Target 2025 Fund (“Target 2025 Fund”), the Wells Fargo Advantage Dow Jones Target 2030 Fund (“Target 2030 Fund”), the Wells Fargo Advantage Dow Jones Target 2035 Fund (“Target 2035 Fund”), the Wells Fargo Advantage Dow Jones Target 2040 Fund (“Target 2040 Fund”), the Wells Fargo Advantage Dow Jones Target 2045 Fund (“Target 2045 Fund”), the Wells Fargo Advantage Dow Jones Target 2050 Fund (“Target 2050 Fund”), and the Wells Fargo Advantage Dow Jones Target 2055 Fund (“Target 2055 Fund”) (each, a “Fund”, collectively, the “Funds”). Each Fund is a diversified series of the Trust.

Each Fund seeks to achieve its investment objective by investing all investable assets in separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the affiliated Master Portfolios as partnership investments and records on a daily basis its share of the affiliated Master Portfolio’s income, expense, and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolios for the year ended February 28, 2015 are included in this report and should be read in conjunction with each Fund’s financial statements. As of February 28, 2015, the Funds own the following percentages of the affiliated Master Portfolios:

	Target Today Fund	Target 2010 Fund	Target 2015 Fund	Target 2020 Fund	Target 2025 Fund	Target 2030 Fund	Target 2035 Fund	Target 2040 Fund	Target 2045 Fund	Target 2050 Fund	Target 2055 Fund
Wells Fargo Advantage Diversified Fixed Income Portfolio	8%	6%	10%	28%	19%	17%	5%	5%	1%	1%	0	%*
Wells Fargo Advantage Diversified Stock Portfolio	1	1	2	10	12	20	11	19	8	14	2
Wells Fargo Advantage Short-Term Investment Portfolio	21	13	4	13	11	13	6	9	3	6	1

*	The amount invested is less than 1%.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in the affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily. Securities held in the affiliated Master Portfolios are valued as discussed in the Notes to Financial Statements of the affiliated Master Portfolios, which are included elsewhere in this report.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis in each affiliated Master Portfolio. Realized gains or losses in each affiliated Master Portfolio are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method by each affiliated Master Portfolio. To the extent debt obligations are placed on non-accrual

Notes to financial statements	Wells Fargo Advantage Dow Jones Target Date Funds	77

status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income in each affiliated Master Portfolio is recognized on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the custodian verifies the ex-dividend date.

Income from foreign securities in each affiliated Master Portfolio is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Each Fund records daily its proportionate share of each affiliated Master Portfolio’s interest and dividend income and realized and unrealized gains or losses.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed each Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Reclassifications are made to each Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. generally accepted accounting principles requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. At February 28, 2015, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statements of Assets and Liabilities:

	Paid-in capital	Undistributed (overdistributed) net investment income	Accumulated net realized gains (losses) on investments
Target Today Fund	$(1,222,079)	$(2,174,190)	$3,396,269
Target 2010 Fund	(4,220,979)	(1,754,965)	5,975,944
Target 2015 Fund	704,206	(3,119,270)	2,415,064
Target 2020 Fund	(745,984)	(8,298,902)	9,044,886
Target 2025 Fund	1,848,621	(5,613,702)	3,765,081
Target 2030 Fund	1,458,067	(4,906,021)	3,447,954
Target 2035 Fund	545,508	(1,464,044)	918,536
Target 2040 Fund	374,135	(1,322,967)	948,832
Target 2045 Fund	40,672	(260,623)	219,951
Target 2050 Fund	(32,753)	(375,001)	407,754
Target 2055 Fund	5,120	(43,822)	38,702

78	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements

Class allocations

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2015, each Fund’s investments in an affiliated Master Portfolio were designated as Level 2 inputs. Further details on the investments of the affiliated Master Portfolios can be found in the Portfolio of Investments or Summary Portfolio of Investments of each affiliated Master Portfolio which is contained elsewhere in this report.

The Funds recognize transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2015, the Funds did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fees

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Funds.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.25% and declining to 0.17% as the average daily net assets of each Fund increases. Prior to July 1, 2014, Funds Management received an annual advisory fee which started at 0.25% and declined to 0.19% as the average daily net assets of each Fund increased. For the year ended February 28, 2015, the advisory fee was equivalent to an annual rate for each Fund as follows:

Advisory fee
Target Today Fund	0.24%
Target 2010 Fund	0.24
Target 2015 Fund	0.24
Target 2020 Fund	0.22
Target 2025 Fund	0.22
Target 2030 Fund	0.22
Target 2035 Fund	0.23
Target 2040 Fund	0.22
Target 2045 Fund	0.24
Target 2050 Fund	0.23
Target 2055 Fund	0.25

Notes to financial statements	Wells Fargo Advantage Dow Jones Target Date Funds	79

Funds Management also serves as the adviser to each affiliated Master Portfolio and is entitled to receive a fee from each affiliated Master Portfolio for those services.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Funds. The fees for subadvisory services are borne by Funds Management. Global Index Advisors, Inc. is the subadviser to each Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.06% and declining to 0.04% as the average daily net assets of each Fund increase.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from each Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of each Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C, Class R	0.26%
Class R4	0.08
Class R6	0.03
Administrator Class	0.10
Investor Class	0.32

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Funds. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through June 30, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap each Fund’s expenses as follows:

	Class A	Class B	Class C	Class R	Class R4	Class R6	Administrator Class	Investor Class
Target Today Fund	0.81%	1.56%	1.56%	1.06%	0.45%	0.30%	0.65%	0.86%
Target 2010 Fund	0.83	1.58	1.58	1.08	0.47	0.32	0.67	0.88
Target 2015 Fund	0.84	N/A	N/A	1.09	0.48	0.33	0.68	0.89
Target 2020 Fund	0.86	1.61	1.61	1.11	0.50	0.35	0.70	0.91
Target 2025 Fund	0.86	N/A	N/A	1.11	0.50	0.35	0.70	0.91
Target 2030 Fund	0.87	1.62	1.62	1.12	0.51	0.36	0.71	0.92
Target 2035 Fund	0.88	N/A	N/A	1.13	0.52	0.37	0.72	0.93
Target 2040 Fund	0.88	1.63	1.63	1.13	0.52	0.37	0.72	0.93
Target 2045 Fund	0.88	N/A	N/A	1.13	0.52	0.37	0.72	0.93
Target 2050 Fund	0.88	N/A	1.63	1.13	0.52	0.37	0.72	0.93
Target 2055 Fund	0.88	N/A	N/A	1.13	0.52	0.37	0.72	0.93

After the expiration date, each expense cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a Distribution Plan for Class B, Class C, and Class R shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B, Class C, and Class R shares and paid to Wells Fargo Funds Distributor LLC (“Funds Distributor”), the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Class R shares.

80	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the year ended February 28, 2015, Funds Distributor received the following amounts in front-end sales charges and contingent deferred sales charges:

	Front-end sales charges Class A	Contingent deferred sales charges
		Class B	Class C
Target Today Fund	$826	$0	$0
Target 2010 Fund	578	0	3
Target 2015 Fund	1,411	N/A	N/A
Target 2020 Fund	1,639	0	3
Target 2025 Fund	2,293	N/A	N/A
Target 2030 Fund	4,772	28	80
Target 2035 Fund	1,765	N/A	N/A
Target 2040 Fund	3,791	0	48
Target 2045 Fund	1,523	N/A	N/A
Target 2050 Fund	4,337	N/A	15
Target 2055 Fund	549	N/A	N/A

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Class R, Administrator Class, and Investor Class of each applicable Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Class R4 shares are charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended February 28, 2015 were as follows:

	Purchases at cost*		Sales proceeds*
	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
Target Today Fund	$216,386,322	$74,010,097	$189,611,010	$56,157,981
Target 2010 Fund	174,762,640	61,614,766	153,137,779	47,742,425
Target 2015 Fund	299,240,691	110,884,373	262,213,106	88,726,999
Target 2020 Fund	808,937,384	350,621,081	708,840,712	305,801,973
Target 2025 Fund	552,089,215	306,069,438	483,774,541	295,275,552
Target 2030 Fund	477,174,509	376,094,183	418,129,666	399,834,277
Target 2035 Fund	147,559,507	180,573,512	129,300,720	206,967,258
Target 2040 Fund	134,299,126	281,640,664	117,681,158	340,432,840
Target 2045 Fund	27,920,594	102,295,402	24,465,742	127,485,139
Target 2050 Fund	40,711,994	186,177,496	35,674,355	233,880,710
Target 2055 Fund	4,990,362	22,821,117	4,372,863	28,668,443

*	The Funds seek to achieve their investment objective by investing some or all of their investable assets in affiliated Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying each Fund’s ownership percentage of the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.

Notes to financial statements	Wells Fargo Advantage Dow Jones Target Date Funds	81

6. BANK BORROWINGS

Each Fund and certain funds in the Trust are party to a $25,000,000 revolving credit agreement whereby each Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.15% of the unused balance is allocated to each participating fund. For the year ended February 28, 2015, the Funds paid the following amounts in commitment fees:

Commitment fee
Target Today Fund	$1,458
Target 2010 Fund	1,274
Target 2015 Fund	1,722
Target 2020 Fund	5,276
Target 2025 Fund	5,761
Target 2030 Fund	7,090
Target 2035 Fund	3,232
Target 2040 Fund	5,121
Target 2045 Fund	1,772
Target 2050 Fund	3,195
Target 2055 Fund	309

For the year ended February 28, 2015, there were no borrowings by the Funds under the agreement.

7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended February 28, 2015 and February 28, 2014 were as follows:

	Ordinary income		Long-term capital gain
	2015	2014	2015	2014
Target Today Fund	$13,442,093	$15,111,585	$5,846,605	$8,542,236
Target 2010 Fund	13,587,290	17,669,710	10,255,712	11,253,150
Target 2015 Fund	16,719,969	16,072,945	9,219,689	13,411,192
Target 2020 Fund	53,048,503	54,228,494	38,950,383	55,914,216
Target 2025 Fund	44,319,606	49,717,377	38,885,635	55,344,717
Target 2030 Fund	52,839,301	61,158,030	51,267,214	64,724,217
Target 2035 Fund	24,057,513	25,595,025	26,983,549	34,584,703
Target 2040 Fund	37,884,292	45,167,549	44,240,969	54,303,947
Target 2045 Fund	13,204,783	14,387,717	15,932,378	20,024,610
Target 2050 Fund	24,554,555	27,401,472	28,370,600	36,089,104
Target 2055 Fund	2,298,580	1,298,390	1,497,406	940,086

82	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements

As of February 28, 2015, the components of distributable earnings on a tax basis were as follows:

	Undistributed ordinary income	Undistributed long-term gain	Unrealized gains
Target Today Fund	$861,492	$3,031,260	$49,064,892
Target 2010 Fund	1,624,461	5,568,941	61,458,982
Target 2015 Fund	2,006,941	3,037,192	91,547,634
Target 2020 Fund	3,769,900	13,260,402	351,741,283
Target 2025 Fund	3,482,039	11,086,557	388,720,297
Target 2030 Fund	4,526,959	14,387,318	521,479,238
Target 2035 Fund	2,481,201	7,416,655	284,637,871
Target 2040 Fund	4,115,836	12,116,220	465,467,447
Target 2045 Fund	1,555,186	4,363,069	172,566,821
Target 2050 Fund	2,945,101	7,760,977	310,255,140
Target 2055 Fund	258,701	396,883	22,017,845

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

9. SUBSEQUENT DISTRIBUTIONS

On March 25, 2015, the Funds declared distributions from net investment income to shareholders of record on March 24, 2015. The per share amounts payable on March 26, 2015 were as follows:

Net investment income	Target 2015 Fund	Target 2020 Fund	Target 2025 Fund	Target 2030 Fund	Target 2035 Fund	Target 2045 Fund	Target 2055 Fund
Class A	$0.04778	$0.03978	$0.02657	$0.03039	$0.02129	$0.01871	$0.01628
Class B	N/A	0.01541	N/A	0.00432	N/A	N/A	N/A
Class C	N/A	0.01745	N/A	0.00484	N/A	N/A	N/A
Class R	0.04157	0.04035	0.02395	0.03052	0.01069	0.00587	0.00658
Class R4	0.05279	0.05109	0.03146	0.04248	0.02414	0.02009	0.02275
Class R6	0.05613	0.05584	0.03473	0.04765	0.02756	0.02362	0.02670
Administrator Class	0.04827	0.04448	0.02681	0.03509	0.01914	0.01502	0.01786
Investor Class	0.04370	0.03767	0.02238	0.02782	0.01456	0.01007	0.01293

These distributions are not reflected in the accompanying financial statements. The final determination of the source of all distributions is subject to change and made after the tax year-end of each Fund.

Report of independent registered public accounting firm	Wells Fargo Advantage Dow Jones Target Date Funds	83

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Wells Fargo Advantage Dow Jones Target Today Fund, Wells Fargo Advantage Dow Jones Target 2010 Fund, Wells Fargo Advantage Dow Jones Target 2015 Fund, Wells Fargo Advantage Dow Jones Target 2020 Fund, Wells Fargo Advantage Dow Jones Target 2025 Fund, Wells Fargo Advantage Dow Jones Target 2030 Fund, Wells Fargo Advantage Dow Jones Target 2035 Fund, Wells Fargo Advantage Dow Jones Target 2040 Fund, Wells Fargo Advantage Dow Jones Target 2045 Fund, Wells Fargo Advantage Dow Jones Target 2050 Fund, and the Wells Fargo Advantage Dow Jones Target 2055 Fund, eleven of the funds constituting the Wells Fargo Funds Trust (collectively, the “Funds”), as of February 28, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended (except for the Wells Fargo Advantage Dow Jones Target 2055 Fund which is for each of the years or periods in the three-year period then ended and for the period from June 30, 2011 (commencement of operations) through February 29, 2012). These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included agreement of investments owned as of February 28, 2015, by correspondence with the transfer agent or by other appropriate auditing procedures as applicable. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned Funds of the Wells Fargo Funds Trust as of February 28, 2015, the results of their operations for the year then ended, changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five year period then ended (except for Wells Fargo Advantage Dow Jones Target 2055 Funds which is for each of the years or periods in the three year period then ended and for the period from June 30, 2011 (commencement of operations) through February 29, 2012), in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

April 24, 2015

84	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—February 28, 2015

DIVERSIFIED FIXED INCOME PORTFOLIO

The Summary portfolio of investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category.

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Agency Securities: 27.28%
FHLB	0.38-6.00%	5-18-2016 to 11-1-2043	$138,354,524	$146,044,656	2.40%
FHLMC	0.50-6.75	4-18-2016 to 6-1-2044	255,930,457	282,964,234	4.65
FHLMC	3.50	2-1-2042	12,853,262	13,469,810	0.22
FHLMC	3.50	10-1-2044	12,229,888	12,812,243	0.21
FHLMC %%	3.50	3-1-2045	13,000,000	13,601,758	0.22
FNMA	0.00-7.25	5-1-2015 to 3-12-2045	611,207,862	649,939,952	10.68
FNMA	3.00	8-1-2027	13,237,380	13,890,985	0.23
FNMA	3.50	9-1-2042	11,675,776	12,254,185	0.20
FNMA	3.50	1-1-2045	12,161,402	12,762,997	0.21
FNMA	3.50	1-1-2045	17,915,942	18,802,200	0.31
FNMA %%	3.50	3-12-2045	18,000,000	18,863,438	0.31
FNMA	4.00	9-1-2044	14,350,342	15,355,714	0.25
FNMA	4.00	10-1-2044	11,416,590	12,216,426	0.20
FNMA %%	4.00	3-12-2045	23,250,000	24,859,082	0.41
GNMA	3.00-7.00	11-15-2023 to 3-23-2045	334,827,248	359,115,606	5.90
GNMA	3.50	4-20-2043	17,054,276	17,945,161	0.30
GNMA	3.50	10-20-2044	15,154,846	15,953,224	0.26
GNMA %%	3.50	3-23-2045	12,000,000	12,585,000	0.21
Other securities				6,639,775	0.11

Total Agency Securities (Cost $1,612,799,185)				1,660,076,446	27.28

Corporate Bonds and Notes: 20.78%

Consumer Discretionary: 1.98%

Auto Components: 0.05%
Other securities				3,140,511	0.05

Automobiles: 0.03%
Other securities				1,652,585	0.03

Diversified Consumer Services: 0.04%
Other securities				2,628,877	0.04

Hotels, Restaurants & Leisure: 0.15%
Other securities				9,113,801	0.15

Household Durables: 0.02%
Other securities				1,425,069	0.02

Internet & Catalog Retail: 0.09%
Other securities				5,545,087	0.09

Leisure Products: 0.02%
Other securities				918,574	0.02

Media: 1.16%
Other securities				70,544,223	1.16

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 28, 2015	Wells Fargo Advantage Dow Jones Target Date Funds	85

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name				Value	Percent of net assets

Multiline Retail: 0.17%
Other securities				$10,309,688	0.17%

Specialty Retail: 0.24%
Other securities				14,740,733	0.24

Textiles, Apparel & Luxury Goods: 0.01%
Other securities				834,676	0.01

Consumer Staples: 1.81%

Beverages: 0.48%
Other securities				29,214,153	0.48

Food & Staples Retailing: 0.52%
Other securities				31,494,424	0.52

Food Products: 0.40%
Other securities				24,129,484	0.40

Household Products: 0.13%
Other securities				8,093,243	0.13

Personal Products: 0.00%
Other securities				258,826	0.00

Tobacco: 0.28%
Other securities				17,004,175	0.28

Energy: 1.81%

Energy Equipment & Services: 0.14%
Other securities				8,231,485	0.14

Oil, Gas & Consumable Fuels: 1.67%
Other securities				101,689,824	1.67

	Interest rate	Maturity date	Principal

Financials: 6.94%

Banks: 2.01%
Wachovia Bank NA (l)	5.85%	2-1-2037	$1,000,000	1,295,936	0.02
Wachovia Bank NA (l)	6.60	1-15-2038	600,000	856,881	0.01
Wachovia Corporation (l)	5.50	8-1-2035	700,000	829,788	0.01
Wachovia Corporation (l)	5.63	10-15-2016	1,200,000	1,286,976	0.02
Wachovia Corporation (l)	5.75	6-15-2017	1,000,000	1,103,786	0.02
Wachovia Corporation (l)	5.75	2-1-2018	1,000,000	1,118,739	0.02
Wells Fargo & Company (l)	1.25	7-20-2016	1,250,000	1,257,059	0.02
Wells Fargo & Company (l)	1.50	1-16-2018	1,000,000	1,001,740	0.02
Wells Fargo & Company (l)	2.63	12-15-2016	1,000,000	1,028,838	0.02
Wells Fargo & Company (l)	3.45	2-13-2023	750,000	765,209	0.01
Wells Fargo & Company (l)	3.50	3-8-2022	1,000,000	1,054,774	0.02
Wells Fargo & Company (l)	3.68	6-15-2016	1,000,000	1,037,270	0.02

The accompanying notes are an integral part of these financial statements.

86	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—February 28, 2015

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Banks (continued)
Wells Fargo & Company (l)	4.10%	6-3-2026	$1,000,000	$1,047,838	0.02%
Wells Fargo & Company (l)	4.13	8-15-2023	1,000,000	1,067,285	0.02
Wells Fargo & Company (l)	4.60	4-1-2021	1,250,000	1,396,104	0.02
Wells Fargo & Company (l)	5.38	11-2-2043	1,000,000	1,185,373	0.02
Wells Fargo & Company (l)	5.61	1-15-2044	1,000,000	1,222,347	0.02
Wells Fargo & Company (l)	5.63	12-11-2017	1,500,000	1,669,071	0.03
Wells Fargo Bank NA (l)	5.95	8-26-2036	350,000	449,844	0.01
Wells Fargo Capital X (l)	5.95	12-1-2086	500,000	512,750	0.01
Other securities				101,013,895	1.65

				122,201,503	2.01

Capital Markets: 1.21%
Other securities				73,483,830	1.21

Consumer Finance: 0.90%
Other securities				54,994,884	0.90

Diversified Financial Services: 1.22%
Other securities				73,890,085	1.22

Insurance: 0.88%
Other securities				53,639,177	0.88

Real Estate Management & Development: 0.01%
Other securities				703,280	0.01

REITs: 0.69%
Other securities				41,962,421	0.69

Thrifts & Mortgage Finance: 0.02%
Other securities				1,314,731	0.02

Health Care: 1.91%

Biotechnology: 0.30%
Other securities				18,004,657	0.30

Health Care Equipment & Supplies: 0.32%
Other securities				19,774,653	0.32

Health Care Providers & Services: 0.56%
Other securities				33,790,428	0.56

Life Sciences Tools & Services: 0.07%
Other securities				4,476,176	0.07

Pharmaceuticals: 0.66%
Other securities				39,965,299	0.66

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 28, 2015	Wells Fargo Advantage Dow Jones Target Date Funds	87

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Value	Percent of net assets

Industrials: 1.45%

Aerospace & Defense: 0.38%
Other securities	$23,140,520	0.38%

Air Freight & Logistics: 0.09%
Other securities	5,466,542	0.09

Airlines: 0.07%
Other securities	3,979,662	0.07

Building Products: 0.00%
Other securities	223,670	0.00

Commercial Services & Supplies: 0.13%
Other securities	7,629,678	0.13

Electrical Equipment: 0.07%
Other securities	4,577,166	0.07

Industrial Conglomerates: 0.11%
Other securities	6,860,516	0.11

Machinery: 0.23%
Other securities	14,209,064	0.23

Professional Services: 0.01%
Other securities	522,997	0.01

Road & Rail: 0.33%
Other securities	19,866,340	0.33

Trading Companies & Distributors: 0.03%
Other securities	1,773,125	0.03

Information Technology: 1.24%

Communications Equipment: 0.15%
Other securities	9,006,918	0.15

Electronic Equipment, Instruments & Components: 0.06%
Other securities	3,363,133	0.06

Internet Software & Services: 0.05%
Other securities	3,175,260	0.05

IT Services: 0.27%
Other securities	16,406,644	0.27

Semiconductors & Semiconductor Equipment: 0.13%
Other securities	8,147,599	0.13

Software: 0.32%
Other securities	19,538,111	0.32

The accompanying notes are an integral part of these financial statements.

88	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—February 28, 2015

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name				Value	Percent of net assets

Technology Hardware, Storage & Peripherals: 0.26%
Other securities				$15,795,886	0.26%

Materials: 0.79%

Chemicals: 0.47%
Other securities				28,314,965	0.47

Construction Materials: 0.00%
Other securities				141,449	0.00

Containers & Packaging: 0.03%
Other securities				1,914,282	0.03

Metals & Mining: 0.18%
Other securities				11,038,926	0.18

Paper & Forest Products: 0.11%
Other securities				6,440,155	0.11

Telecommunication Services: 0.88%

Diversified Telecommunication Services: 0.87%
Other securities				53,256,862	0.87

Wireless Telecommunication Services: 0.01%
Other securities				605,371	0.01

Utilities: 1.97%

Electric Utilities: 1.48%
Other securities				90,415,674	1.48

Gas Utilities: 0.11%
Other securities				6,567,167	0.11

Independent Power & Renewable Electricity Producers: 0.02%
Other securities				1,058,956	0.02

Multi-Utilities: 0.34%
Other securities				20,832,886	0.34

Water Utilities: 0.02%
Other securities				1,147,984	0.02

Total Corporate Bonds and Notes (Cost $1,170,611,241)				1,264,588,070	20.78

	Interest rate	Maturity date	Principal

Foreign Government Bonds @: 25.06%
Bundesrepublik Deutschland (EUR)	0.50-6.50%	7-4-2016 to 8-15-2046	68,030,000	97,005,490	1.59
France Government Bond (EUR)	0.25-8.50	4-25-2016 to 4-25-2060	103,615,000	144,929,622	2.38
Italy Buoni Poliennali del Tesoro (EUR)	1.05-9.00	4-15-2016 to 9-1-2046	119,050,000	163,689,631	2.69
Japan Government Five Year Bond Series 066 (JPY)	0.40	9-20-2016	1,525,000,000	12,824,201	0.21

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 28, 2015	Wells Fargo Advantage Dow Jones Target Date Funds	89

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Foreign Government Bonds @ (continued)
Japan Government Five Year Bond (JPY)	0.20-0.50%	3-20-2016 to 3-20-2019	7,130,000,000	$59,933,148	0.99%
Japan Government Ten Year Bond (JPY)	0.30-2.00	3-20-2016 to 12-20-2024	30,730,000,000	268,589,856	4.42
Japan Government Ten Year Bond Series 285 (JPY)	1.70	3-20-2017	1,850,000,000	15,996,527	0.26
Japan Government Thirty Year Bond (JPY)	1.70-2.90	5-20-2030 to 3-20-2044	7,407,500,000	73,049,328	1.20
Japan Government Twenty Year Bond (JPY)	0.80-3.10	9-20-2017 to 6-20-2034	19,043,500,000	182,077,204	2.99
United Kingdom Gilt (GBP)	1.00-8.75	9-7-2016 to 7-22-2068	102,610,000	192,253,076	3.16
Other securities				314,561,056	5.17

Total Foreign Government Bonds (Cost $1,668,818,233)				1,524,909,139	25.06

U.S. Treasury Securities: 23.13%
U.S. Treasury Bond	2.50-7.25	8-15-2022 to 2-15-2045	$143,600,000	174,101,813	2.86
U.S. Treasury Bond	3.63	2-15-2044	9,750,000	11,803,594	0.19
U.S. Treasury Bond	3.75	11-15-2043	10,000,000	12,370,310	0.20
U.S. Treasury Note	0.25-9.13	3-15-2016 to 2-15-2025	582,650,000	602,575,568	9.92
U.S. Treasury Note	0.63	7-15-2016	25,000,000	25,072,275	0.41
U.S. Treasury Note	0.63	9-30-2017	24,000,000	23,842,512	0.39
U.S. Treasury Note	0.75	6-30-2017	15,000,000	14,990,625	0.25
U.S. Treasury Note	0.75	12-31-2017	14,000,000	13,910,316	0.23
U.S. Treasury Note	0.88	12-31-2016	25,000,000	25,136,725	0.41
U.S. Treasury Note	0.88	2-28-2017	20,000,000	20,090,620	0.33
U.S. Treasury Note	1.00	3-31-2017	12,000,000	12,078,744	0.20
U.S. Treasury Note	1.00	6-30-2019	25,000,000	24,564,450	0.40
U.S. Treasury Note	1.00	9-30-2019	23,500,000	23,022,668	0.38
U.S. Treasury Note	1.25	4-30-2019	12,000,000	11,940,000	0.20
U.S. Treasury Note	1.50	7-31-2016	15,000,000	15,225,000	0.25
U.S. Treasury Note	1.50	8-31-2018	12,000,000	12,121,872	0.20
U.S. Treasury Note	1.50	5-31-2019	25,000,000	25,115,225	0.41
U.S. Treasury Note	1.63	3-31-2019	20,000,000	20,215,620	0.33
U.S. Treasury Note	1.63	11-15-2022	12,500,000	12,283,200	0.20
U.S. Treasury Note	1.75	9-30-2019	30,000,000	30,384,360	0.50
U.S. Treasury Note	1.75	5-15-2023	12,500,000	12,345,700	0.20
U.S. Treasury Note	2.00	11-15-2021	16,000,000	16,208,752	0.27
U.S. Treasury Note	2.25	3-31-2021	15,000,000	15,453,510	0.25
U.S. Treasury Note	2.38	8-15-2024	15,000,000	15,489,840	0.25
U.S. Treasury Note	2.50	8-15-2023	14,250,000	14,901,268	0.25
U.S. Treasury Note	2.50	5-15-2024	15,500,000	16,174,498	0.27
U.S. Treasury Note	2.63	8-15-2020	12,000,000	12,644,064	0.21
U.S. Treasury Note	2.75	11-30-2016	24,000,000	24,916,872	0.41
U.S. Treasury Note	2.75	2-15-2019	16,950,000	17,898,149	0.29
U.S. Treasury Note	2.75	11-15-2023	15,500,000	16,512,336	0.27
U.S. Treasury Note	2.75	2-15-2024	22,000,000	23,433,432	0.39
U.S. Treasury Note	3.00	8-31-2016	13,500,000	14,016,794	0.23
U.S. Treasury Note	3.63	2-15-2020	20,500,000	22,599,651	0.37
U.S. Treasury Note	3.63	2-15-2021	20,000,000	22,190,620	0.36
U.S. Treasury Note	4.63	11-15-2016	25,000,000	26,730,475	0.44
U.S. Treasury Note	4.75	8-15-2017	23,000,000	25,193,993	0.41

Total U.S. Treasury Securities (Cost $1,356,796,799)				1,407,555,451	23.13

The accompanying notes are an integral part of these financial statements.

90	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—February 28, 2015

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Value	Percent of net assets

Yankee Corporate Bonds and Notes: 3.93%

Consumer Discretionary: 0.05%

Media: 0.05%
Other securities	$3,078,157	0.05%

Consumer Staples: 0.08%

Beverages: 0.08%
Other securities	4,554,604	0.08

Energy: 0.74%

Energy Equipment & Services: 0.04%
Other securities	2,273,659	0.04

Oil, Gas & Consumable Fuels: 0.70%
Other securities	42,589,188	0.70

Financials: 1.72%

Banks: 1.16%
Other securities	70,386,840	1.16

Capital Markets: 0.05%
Other securities	3,115,897	0.05

Diversified Financial Services: 0.45%
Other securities	27,656,318	0.45

Insurance: 0.06%
Other securities	3,492,302	0.06

Real Estate Management & Development: 0.00%
Other securities	134,532	0.00

Health Care: 0.21%

Health Care Equipment & Supplies: 0.03%
Other securities	1,748,865	0.03

Pharmaceuticals: 0.18%
Other securities	10,896,893	0.18

Industrials: 0.11%

Aerospace & Defense: 0.00%
Other securities	209,750	0.00

Industrial Conglomerates: 0.06%
Other securities	3,424,802	0.06

Machinery: 0.01%
Other securities	583,424	0.01

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 28, 2015	Wells Fargo Advantage Dow Jones Target Date Funds	91

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Value	Percent of net assets

Road & Rail: 0.04%
Other securities	$2,770,293	0.04%

Information Technology: 0.10%

Communications Equipment: 0.01%
Other securities	427,533	0.01

Internet Software & Services: 0.06%
Other securities	3,646,566	0.06

Technology Hardware, Storage & Peripherals: 0.03%
Other securities	2,124,031	0.03

Materials: 0.43%

Chemicals: 0.10%
Other securities	5,887,594	0.10

Metals & Mining: 0.31%
Other securities	19,173,479	0.31

Paper & Forest Products: 0.02%
Other securities	941,241	0.02

Telecommunication Services: 0.47%

Diversified Telecommunication Services: 0.24%
Other securities	14,727,182	0.24

Wireless Telecommunication Services: 0.23%
Other securities	13,859,523	0.23

Utilities: 0.02%

Electric Utilities: 0.00%
Other securities	175,588	0.00

Independent Power & Renewable Electricity Producers: 0.01%
Other securities	312,156	0.01

Multi-Utilities: 0.01%
Other securities	539,635	0.01

Water Utilities: 0.00%
Other securities	268,155	0.00

Total Yankee Corporate Bonds and Notes (Cost $226,913,855)	238,998,207	3.93

Yankee Government Bonds: 0.04%
Other securities	2,026,220	0.04

Total Yankee Government Bonds (Cost $2,001,115)	2,026,220	0.04

The accompanying notes are an integral part of these financial statements.

92	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—February 28, 2015

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Yield	Shares	Value	Percent of net assets
Short-Term Investments: 1.83%

Investment Companies: 1.83%
Securities Lending Cash Investments, LLC (l)(u)(r)	0.13%	2,854,648	$2,854,648	0.05%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##	0.10	108,186,696	108,186,696	1.78

Total Short-Term Investments (Cost $111,041,344)			111,041,344	1.83

Total investments in securities (Cost $6,148,981,772) *			6,209,194,877	102.05
Other assets and liabilities, net			(124,448,257)	(2.05)

Total net assets			$6,084,746,620	100.00%

%%	The security is issued on a when-issued basis.
(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.
@	Foreign bond principal is denominated in the local currency of the issuer.
(u)	The rate represents the 7-day annualized yield at period end.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
##	All or a portion of this security has been segregated for when-issued securities.
*	Cost for federal income tax purposes is $6,150,856,211 and unrealized gains (losses) consists of:

Gross unrealized gains	$254,397,909
Gross unrealized losses	(196,059,243)

Net unrealized gains	$58,338,666

The following table shows the percent of total long-term investments by geographic location as of February 28, 2015 (unaudited):

United States	70.86%
Japan	10.55
United Kingdom	4.02
France	2.88
Italy	2.72
Germany	2.12
Canada	1.58
Spain	1.46
Netherlands	1.10
Other	2.71

100.00%

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 28, 2015	Wells Fargo Advantage Dow Jones Target Date Funds	93

DIVERSIFIED STOCK PORTFOLIO

The Summary portfolio of investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category.

Security name	Shares	Value	Percent of net assets

Common Stocks: 96.42%

Consumer Discretionary: 13.18%

Auto Components: 0.92%
Other securities		$89,353,204	0.92%

Automobiles: 1.24%
Toyota Motor Corporation	471,314	31,767,647	0.33
Other securities		88,680,954	0.91

		120,448,601	1.24

Distributors: 0.13%
Other securities		12,442,917	0.13

Diversified Consumer Services: 0.42%
Other securities		40,505,589	0.42

Hotels, Restaurants & Leisure: 2.16%
McDonald’s Corporation	184,914	18,287,995	0.19
Other securities		191,060,217	1.97

		209,348,212	2.16

Household Durables: 0.88%
Other securities		84,854,288	0.88

Internet & Catalog Retail: 0.94%
Amazon.com Incorporated †	71,327	27,115,672	0.28
Other securities		63,977,730	0.66

		91,093,402	0.94

Leisure Products: 0.38%
Other securities		36,386,523	0.38

Media: 1.91%
Other securities		185,239,499	1.91

Multiline Retail: 0.48%
Other securities		46,059,456	0.48

Specialty Retail: 2.46%
The Home Depot Incorporated	246,477	28,283,236	0.29
Other securities		209,366,031	2.17

		237,649,267	2.46

Textiles, Apparel & Luxury Goods: 1.26%
Other securities		122,283,171	1.26

The accompanying notes are an integral part of these financial statements.

94	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—February 28, 2015

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Consumer Staples: 6.54%

Beverages: 1.48%
PepsiCo Incorporated	180,919	$17,907,363	0.19%
The Coca-Cola Company	477,774	20,687,614	0.22
Other securities		104,648,017	1.07

		143,242,994	1.48

Food & Staples Retailing: 1.36%
Other securities		132,070,033	1.36

Food Products: 1.99%
Nestle SA	300,165	23,425,055	0.24
Other securities		168,916,475	1.75

		192,341,530	1.99

Household Products: 0.77%
The Procter & Gamble Company	327,968	27,919,916	0.29
Other securities		46,723,937	0.48

		74,643,853	0.77

Personal Products: 0.29%
Other securities		27,708,034	0.29

Tobacco: 0.65%
Other securities		62,609,471	0.65

Energy: 5.76%

Energy Equipment & Services: 1.08%
Schlumberger Limited	240,705	20,257,733	0.21
Other securities		84,679,810	0.87

		104,937,543	1.08

Oil, Gas & Consumable Fuels: 4.68%
Chevron Corporation	229,116	24,442,095	0.25
Exxon Mobil Corporation	513,552	45,469,894	0.47
Other securities		382,984,886	3.96

		452,896,875	4.68

Financials: 22.08%

Banks: 8.09%
Bank of America Corporation	1,271,045	20,095,221	0.21
China Construction Bank	22,337,990	18,577,069	0.19
Citigroup Incorporated	366,152	19,193,688	0.20
Commonwealth Bank of Australia	283,902	20,391,631	0.21
JPMorgan Chase & Company	453,793	27,808,435	0.29
Wells Fargo & Company (l)	572,284	31,355,440	0.32
Other securities		645,531,915	6.67

		782,953,399	8.09

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 28, 2015	Wells Fargo Advantage Dow Jones Target Date Funds	95

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Capital Markets: 1.72%
Other securities		$166,577,951	1.72%

Consumer Finance: 0.42%
Other securities		40,554,089	0.42

Diversified Financial Services: 1.13%
Berkshire Hathaway Incorporated Class B †	221,352	32,629,498	0.34
Other securities		76,866,660	0.79

		109,496,158	1.13

Insurance: 3.89%
Other securities		376,014,967	3.89

Real Estate Management & Development: 0.94%
Other securities		90,933,250	0.94

REITs: 5.53%
Other securities		534,970,433	5.53

Thrifts & Mortgage Finance: 0.36%
Other securities		35,272,542	0.36

Health Care: 10.43%

Biotechnology: 1.84%
Biogen Idec Incorporated †	44,907	18,393,458	0.19
Celgene Corporation †	151,324	18,390,406	0.19
Gilead Sciences Incorporated †	282,200	29,216,166	0.30
ISIS Pharmaceuticals Incorporated †«	244,400	16,756,064	0.17
Other securities		95,295,068	0.99

		178,051,162	1.84

Health Care Equipment & Supplies: 1.47%
Other securities		141,873,551	1.47

Health Care Providers & Services: 2.26%
Other securities		218,919,243	2.26

Health Care Technology: 0.21%
Other securities		20,412,055	0.21

Life Sciences Tools & Services: 0.63%
Other securities		60,804,079	0.63

Pharmaceuticals: 4.02%
Johnson & Johnson	339,296	34,781,233	0.36
Mallinckrodt plc †	239,909	28,002,178	0.29
Merck & Company Incorporated	345,585	20,230,546	0.21
Novartis AG	251,893	25,748,123	0.27
Pfizer Incorporated	764,871	26,250,373	0.27
Roche Holding AG Genusschein	65,388	17,750,474	0.18

The accompanying notes are an integral part of these financial statements.

96	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—February 28, 2015

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Pharmaceuticals (continued)
Other securities		$236,198,808	2.44%

		388,961,735	4.02

Industrials: 11.83%

Aerospace & Defense: 1.92%
The Boeing Company	125,600	18,946,760	0.20
United Technologies Corporation	161,059	19,634,703	0.20
Other securities		147,525,696	1.52

		186,107,159	1.92

Air Freight & Logistics: 0.47%
Other securities		45,155,591	0.47

Airlines: 0.46%
Other securities		44,385,345	0.46

Building Products: 0.62%
Other securities		60,188,346	0.62

Commercial Services & Supplies: 1.00%
Other securities		97,239,767	1.00

Construction & Engineering: 0.43%
Other securities		41,603,254	0.43

Electrical Equipment: 0.89%
Other securities		86,165,690	0.89

Industrial Conglomerates: 1.06%
General Electric Company	1,219,076	31,683,785	0.33
Other securities		70,741,144	0.73

		102,424,929	1.06

Machinery: 2.51%
Other securities		242,828,730	2.51

Marine: 0.10%
Other securities		9,527,312	0.10

Professional Services: 0.34%
Other securities		32,809,383	0.34

Road & Rail: 1.05%
Union Pacific Corporation	168,900	20,311,914	0.21
Other securities		81,604,742	0.84

		101,916,656	1.05

Trading Companies & Distributors: 0.79%
Other securities		76,220,634	0.79

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 28, 2015	Wells Fargo Advantage Dow Jones Target Date Funds	97

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Transportation Infrastructure: 0.19%
Other securities		$18,196,606	0.19%

Information Technology: 15.17%

Communications Equipment: 1.15%
Cisco Systems Incorporated	619,750	18,288,823	0.19
Qualcomm Incorporated	310,997	22,550,392	0.23
Other securities		70,411,073	0.73

		111,250,288	1.15

Electronic Equipment, Instruments & Components: 1.46%
Other securities		140,938,609	1.46

Internet Software & Services: 2.30%
Facebook Incorporated Class A †	392,136	30,966,980	0.32
Google Incorporated Class A †	53,342	30,011,809	0.31
Google Incorporated Class C †	53,270	29,745,968	0.31
Tencent Holdings Limited	1,458,388	25,554,415	0.26
Other securities		106,767,331	1.10

		223,046,503	2.30

IT Services: 2.51%
International Business Machines Corporation	172,146	27,877,323	0.29
MasterCard Incorporated Class A	186,200	16,782,206	0.17
Visa Incorporated	91,411	24,800,718	0.26
Other securities		173,117,535	1.79

		242,577,782	2.51

Semiconductors & Semiconductor Equipment: 2.79%
Intel Corporation	586,102	19,487,892	0.20
Qorvo Incorporated †	329,535	22,869,729	0.24
Taiwan Semiconductor Manufacturing Company Limited	5,096,298	24,422,635	0.25
Other securities		203,009,781	2.10

		269,790,037	2.79

Software: 2.52%
Microsoft Corporation	999,773	43,840,046	0.45
Other securities		200,406,779	2.07

		244,246,825	2.52

Technology Hardware, Storage & Peripherals: 2.44%
Apple Incorporated	1,097,043	140,926,144	1.46
Samsung Electronics Company Limited	20,615	25,488,183	0.26
Other securities		70,200,118	0.72

		236,614,445	2.44

The accompanying notes are an integral part of these financial statements.

98	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—February 28, 2015

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Materials: 5.09%

Chemicals: 2.47%
Other securities		$238,764,180	2.47%

Construction Materials: 0.43%
Other securities		41,623,238	0.43

Containers & Packaging: 0.41%
Other securities		39,240,141	0.41

Metals & Mining: 1.52%
Other securities		147,575,495	1.52

Paper & Forest Products: 0.26%
Other securities		25,499,674	0.26

Telecommunication Services: 2.41%

Diversified Telecommunication Services: 1.29%
AT&T Incorporated	626,932	21,666,770	0.22
Verizon Communications Incorporated	501,597	24,803,972	0.26
Other securities		78,757,653	0.81

		125,228,395	1.29

Wireless Telecommunication Services: 1.12%
China Mobile Limited	1,502,500	20,418,719	0.21
Other securities		88,053,830	0.91

		108,472,549	1.12

Utilities: 3.93%

Electric Utilities: 1.73%
Other securities		166,968,662	1.73

Gas Utilities: 0.62%
Other securities		60,050,873	0.62

Independent Power & Renewable Electricity Producers: 0.26%
Other securities		25,511,106	0.26

Multi-Utilities: 1.19%
Other securities		115,257,992	1.19

Water Utilities: 0.13%
Other securities		12,843,067	0.13

Total Common Stocks (Cost $6,581,237,804)		9,332,178,339	96.42

Preferred Stocks: 0.48%

Consumer Discretionary: 0.07%

Automobiles: 0.06%
Other securities		6,287,009	0.06

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 28, 2015	Wells Fargo Advantage Dow Jones Target Date Funds	99

DIVERSIFIED STOCK PORTFOLIO

Security name	Value	Percent of net assets

Multiline Retail: 0.01%
Other securities	$718,750	0.01%

Consumer Staples: 0.03%

Beverages: 0.00%
Other securities	71,716	0.00

Food & Staples Retailing: 0.01%
Other securities	762,416	0.01

Household Products: 0.02%
Other securities	2,016,873	0.02

Energy: 0.06%

Oil, Gas & Consumable Fuels: 0.06%
Other securities	5,393,368	0.06

Financials: 0.21%

Banks: 0.21%
Other securities	20,459,289	0.21

Insurance: 0.00%
Other securities	952	0.00

Health Care: 0.00%

Life Sciences Tools & Services: 0.00%
Other securities	274	0.00

Information Technology: 0.03%

Semiconductors & Semiconductor Equipment: 0.03%
Other securities	2,867,427	0.03

Materials: 0.06%

Chemicals: 0.01%
Other securities	1,301,646	0.01

Metals & Mining: 0.05%
Other securities	4,553,062	0.05

Telecommunication Services: 0.01%

Diversified Telecommunication Services: 0.01%
Other securities	1,225,592	0.01

Utilities: 0.01%

Electric Utilities: 0.01%
Other securities	765,192	0.01

The accompanying notes are an integral part of these financial statements.

100	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—February 28, 2015

DIVERSIFIED STOCK PORTFOLIO

Security name	Value	Percent of net assets

Multi-Utilities: 0.00%
Other securities	$78,786	0.00%

Total Preferred Stocks (Cost $62,009,116)	46,502,352	0.48

Rights: 0.00%

Financials: 0.00%

Banks: 0.00%
Other securities	8,514	0.00

REITs: 0.00%
Other securities	627	0.00

Health Care: 0.00%

Biotechnology: 0.00%
Other securities	0	0.00

Industrials: 0.00%

Airlines: 0.00%
Other securities	15,649	0.00

Marine: 0.00%
Other securities	3,817	0.00

Transportation Infrastructure: 0.00%
Other securities	10,926	0.00

Information Technology: 0.00%

Software: 0.00%
Other securities	8,804	0.00

Materials: 0.00%

Metals & Mining: 0.00%
Other securities	1,172	0.00

Total Rights (Cost $94,906)	49,509	0.00

Warrants: 0.00%

Consumer Discretionary: 0.00%

Automobiles: 0.00%
Other securities	107,285	0.00

Hotels, Restaurants & Leisure: 0.00%
Other securities	885	0.00

Media: 0.00%
Other securities	385	0.00

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 28, 2015	Wells Fargo Advantage Dow Jones Target Date Funds	101

DIVERSIFIED STOCK PORTFOLIO

Security name			Value	Percent of net assets

Energy: 0.00%

Energy Equipment & Services: 0.00%
Other securities			$2,477	0.00%

Oil, Gas & Consumable Fuels: 0.00%
Other securities			163	0.00

Financials: 0.00%

Real Estate Management & Development: 0.00%
Other securities			15,592	0.00

Health Care: 0.00%

Health Care Equipment & Supplies: 0.00%
Other securities			29	0.00

Industrials: 0.00%

Construction & Engineering: 0.00%
Other securities			6,297	0.00

Materials: 0.00%

Chemicals: 0.00%
Other securities			5,212	0.00

Utilities: 0.00%

Water Utilities: 0.00%
Other securities			696	0.00

Total Warrants (Cost $133,450)			139,021	0.00

	Yield	Shares
Short-Term Investments: 4.80%

Investment Companies: 4.80%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.13%	206,820,578	206,820,578	2.14
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.10	257,852,917	257,852,917	2.66

Total Short-Term Investments (Cost $464,673,495)			464,673,495	4.80

Total investments in securities (Cost $7,108,148,771) *			9,843,542,716	101.70
Other assets and liabilities, net			(164,833,081)	(1.70)

Total net assets			$9,678,709,635	100.00%

The accompanying notes are an integral part of these financial statements.

102	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—February 28, 2015

DIVERSIFIED STOCK PORTFOLIO

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $7,180,656,814 and unrealized gains (losses) consists of:

Gross unrealized gains	$3,144,231,137
Gross unrealized losses	(481,345,235)

Net unrealized gains	$2,662,885,902

The following table shows percent of total long-term investments by geographic locations as of February 28, 2015 (unaudited):

United States	65.56%
Japan	6.70
United Kingdom	3.21
Australia	1.91
China	1.84
Switzerland	1.45
Taiwan	1.42
Canada	1.37
France	1.33
South Korea	1.25
Germany	1.23
India	1.10
Ireland	1.06
Hong Kong	1.01
Other	9.56

100.00%

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Dow Jones Target Date Funds	103

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit: 39.61%
Abbey National Treasury Services plc	0.08%	3-2-2015	$12,000,000	$12,000,000
Abbey National Treasury Services plc ±	0.32	3-4-2015	5,000,000	5,000,000
Agricultural Bank of China ±	0.40	9-2-2016	3,000,000	3,000,006
ANZ Banking Group (London)	0.12	3-2-2015	15,000,000	15,000,000
Banco del Estado de Chile	0.21	3-10-2015	1,000,000	1,000,010
Banco del Estado de Chile ±	0.29	5-5-2015	1,000,000	999,970
Bank of Montreal ±	0.23	4-14-2015	3,000,000	2,999,940
Bank of Montreal	0.18	3-5-2015	4,000,000	4,000,040
Bank of Montreal	0.20	3-17-2015	4,000,000	4,000,160
Bank of Nova Scotia ±	0.24	3-4-2015	3,000,000	3,000,000
Bank of Nova Scotia ±	0.26	6-29-2015	3,000,000	2,999,820
Bank of Tokyo-Mitsubishi LLC	0.12	3-2-2015	8,000,000	7,999,920
BNP Paribas (Cayman)	0.08	3-2-2015	15,000,000	15,000,000
BNP Paribas (New York)	0.25	3-2-2015	6,000,000	6,000,060
China Construction Bank Corporation ±	0.42	3-25-2015	4,000,000	4,000,000
Cooperatieve Centrale	0.27	11-4-2015	5,000,000	4,999,850
Credit Agricole SA	0.07	3-2-2015	25,000,000	25,000,000
Credit Industriel et Commercial (New York)	0.07	3-2-2015	25,000,000	25,000,000
Credit Suisse (New York) ±	0.61	3-24-2015	1,000,000	999,970
DG Bank (New York)	0.24	4-16-2015	5,000,000	5,000,200
DG Bank (New York)	0.25	3-23-2015	5,000,000	5,000,250
DNB Nor Bank ASA	0.08	3-2-2015	25,000,000	25,000,000
Erste Abwicklungsanstalt ±	0.99	3-13-2015	1,000,000	1,000,241
Fortis Funding LLC	0.08	3-2-2015	13,000,000	13,000,000
HSBC Bank plc	0.15	3-5-2015	1,000,000	1,000,000
HSBC Bank plc	0.15	3-11-2015	4,000,000	4,000,000
HSBC Bank plc	0.32	6-26-2015	4,000,000	11,001,045
Mitsubishi UFJ Trust & Banking Corporation	0.24	5-4-2015	4,000,000	3,999,920
Mitsubishi UFJ Trust & Banking Corporation	0.26	3-10-2015	2,000,000	2,000,040
Mitsubishi UFJ Trust & Banking Corporation	0.26	4-2-2015	4,000,000	4,000,240
Mizuho Bank Limited	0.24	5-5-2015	6,000,000	5,999,640
Mizuho Bank Limited	0.25	4-8-2015	4,000,000	4,000,040
Mizuho Bank Limited	0.25	5-21-2015	2,000,000	1,999,900
National Bank of Canada	0.35	8-19-2015	3,000,000	3,001,590
National Bank of Kuwait	0.10	3-2-2015	11,000,000	11,000,000
Natixis Corporation ±	0.24	9-18-2015	5,000,000	5,000,250
Nordea Bank AB	0.17	3-2-2015	5,000,000	5,000,000
Norinchukin Bank	0.24	4-13-2015	1,000,000	1,000,040
Norinchukin Bank	0.24	5-15-2015	4,000,000	3,999,920
Norinchukin Bank	0.24	5-29-2015	6,000,000	5,999,820
Rabobank Nederland (New York) ±	0.30	4-13-2015	2,000,000	1,999,900
Royal Bank of Canada ±	0.26	9-4-2015	3,000,000	2,999,700
Royal Bank of Canada ±	0.46	12-16-2015	2,000,000	2,002,958
Skandinaviska Enskilda Banken AG	0.25	4-9-2015	3,000,000	3,000,420
Societe Generale ±	0.25	1-26-2016	6,000,000	5,998,920
Standard Chartered Bank	0.21	3-3-2015	2,000,000	2,000,000
Standard Chartered Bank	0.25	4-16-2015	3,000,000	3,000,090
Standard Chartered Bank	0.25	5-15-2015	2,000,000	1,999,960
Standard Chartered Bank	0.26	4-1-2015	3,000,000	3,000,090
Standard Chartered Bank	0.27	6-10-2015	2,000,000	1,999,880

The accompanying notes are an integral part of these financial statements.

104	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of investments—February 28, 2015

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit (continued)
Standard Chartered Bank ±	0.29%	4-21-2015	$3,000,000	$2,999,880
Standard Chartered Bank	0.31	6-11-2015	1,000,000	1,000,060
Sumitomo Mitsui Banking Corporation ±	0.24	3-19-2015	2,000,000	2,000,000
Sumitomo Mitsui Banking Corporation	0.25	4-2-2015	2,000,000	2,000,100
Sumitomo Trust & Banking Corporation	0.24	5-14-2015	4,000,000	3,999,800
Sumitomo Trust & Banking Corporation	0.24	4-17-2015	3,000,000	3,000,150
Sumitomo Trust & Banking Corporation	0.26	3-30-2015	5,000,000	5,000,350
Sumitomo Trust & Banking Corporation	0.26	4-1-2015	2,000,000	2,000,100
Swedbank	0.22	4-2-2015	4,000,000	4,000,360
Swedbank	0.25	7-1-2015	8,000,000	8,000,000
Toronto-Dominion Bank	0.18	3-12-2015	4,000,000	4,000,120
Toronto-Dominion Bank ±	0.24	6-16-2015	3,000,000	2,999,820
Toronto-Dominion Bank ±	0.25	4-15-2015	3,000,000	2,999,820
Toronto-Dominion Bank ±	0.26	11-9-2015	3,000,000	2,999,580
Toronto-Dominion Bank ±	0.26	11-18-2015	3,000,000	2,999,550
Toronto-Dominion Bank ±	0.27	11-6-2015	3,000,000	2,999,430
Westpac Banking Corporation ±	0.27	11-3-2015	7,000,000	6,999,090

Total Certificates of Deposit (Cost $353,004,893)				353,003,010

Commercial Paper: 49.47%
Alpine Securitzation Corporation 144A (z)(p)	0.22	5-11-2015	2,000,000	1,999,200
Alpine Securitzation Corporation 144A (z)(p)	0.25	5-1-2015	5,000,000	4,998,300
Alpine Securitzation Corpotation 144A (z)(p)	0.20	5-4-2015	4,000,000	3,998,560
Anglesea Funding LLC 144A (z)(p)	0.17	3-4-2015	2,000,000	1,999,960
Anglesea Funding LLC 144A ±(p)	0.30	7-20-2015	1,000,000	999,920
Anglesea Funding LLC 144A ±(p)	0.30	5-28-2015	2,000,000	1,999,940
ASB Finance Limited 144A ±	0.24	4-29-2015	1,000,000	999,970
Aspen Funding Corporation 144A (z)(p)	0.25	3-3-2015	5,000,000	4,999,900
Australia & New Zealand Banking Group	0.11	3-5-2015	7,000,000	6,999,930
Australia & New Zealand Banking Group 144A (z)	0.18	3-16-2015	2,000,000	1,999,900
Australia & New Zealand Banking Group 144A ±	0.28	12-21-2015	1,000,000	999,780
Banco de Credito e Inversiones 144A (z)	0.46	4-7-2015	2,000,000	1,999,240
Banco de Credito e Inversiones 144A (z)	0.46	4-27-2015	2,000,000	1,998,760
Banco del Estado de Chile 144A (z)	0.30	3-9-2015	1,000,000	999,960
Banco del Estado de Chile 144A (z)	0.30	3-16-2015	1,000,000	999,940
Banco del Estado de Chile 144A (z)	0.32	4-8-2015	1,000,000	999,820
Banco del Estado de Chile 144A (z)	0.32	4-22-2015	1,000,000	999,730
Banco Santander Chile 144A (z)	0.34	3-11-2015	2,000,000	1,999,920
Banco Santander Chile 144A (z)	0.40	3-19-2015	1,000,000	999,920
Bank of Nova Scotia ±	0.29	11-25-2015	8,000,000	8,000,000
Banque Et Caisse (z)	0.31	8-20-2015	1,000,000	998,640
Bedford Row Funding Corporation 144A ±(p)	0.27	9-2-2015	2,000,000	1,999,900
Bedford Row Funding Corporation 144A ±(p)	0.27	7-13-2015	1,000,000	999,960
Bedford Row Funding Corporation 144A ±(p)	0.27	9-16-2015	2,000,000	1,999,880
Bedford Row Funding Corporation 144A ±(p)	0.28	4-24-2015	2,000,000	1,999,840
Bedford Row Funding Corporation 144A ±(p)	0.31	2-1-2016	3,000,000	2,999,670
Bennington Sark Capital Company 144A (z)	0.24	3-3-2015	2,000,000	1,999,980
Bennington Sark Capital Company 144A ±	0.39	11-10-2015	2,000,000	1,999,540
Caisse Centrale Desjardins du Quebec 144A (z)	0.15	3-13-2015	1,000,000	999,950

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Dow Jones Target Date Funds	105

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Commercial Paper (continued)
Caisse Centrale Desjardins du Quebec 144A (z)	0.15%	3-20-2015	$3,000,000	$2,999,760
Caisse Centrale Desjardins du Quebec 144A (z)	0.18	4-27-2015	1,000,000	999,690
Caisse Centrale Desjardins du Quebec 144A (z)	0.24	3-27-2015	5,000,000	4,999,400
Caisse Des Depots et Consignations 144A (z)	0.21	4-1-2015	4,000,000	3,999,640
Caisse Des Depots et Consignations 144A (z)	0.21	3-12-2015	5,000,000	4,999,850
Caisse Des Depots et Consignations 144A (z)	0.22	3-23-2015	1,000,000	999,940
CDP Financial Incorporated 144A (z)	0.16	3-13-2015	1,000,000	999,950
CDP Financial Incorporated 144A (z)	0.18	4-13-2015	1,000,000	999,800
CDP Financial Incorporated 144A (z)	0.20	3-23-2015	2,000,000	1,999,820
Cedar Springs Capital Company 144A (z)	0.35	5-21-2015	1,000,000	999,480
China International Marine Containers Group Limited (z)	0.38	3-4-2015	6,000,000	5,999,880
China International Marine Containers Group Limited (z)	0.38	3-11-2015	1,000,000	999,960
China International Marine Containers Group Limited (z)	0.38	3-12-2015	1,000,000	999,950
China Shipping Container Lines (z)	0.38	3-3-2015	2,000,000	1,999,980
China Shipping Container Lines (z)	0.38	3-11-2015	2,000,000	1,999,920
CNPC Finance 144A (z)	0.40	3-3-2015	2,000,000	1,999,980
CNPC Finance 144A (z)	0.40	3-9-2015	2,000,000	1,999,920
CNPC Finance 144A (z)	0.40	3-20-2015	2,000,000	1,999,840
CNPC Finance 144A (z)	0.40	3-25-2015	2,000,000	1,999,780
CNPC Finance Hong Kong Limited 144A (z)	0.40	3-10-2015	2,000,000	1,999,920
COFCO Capital Corporation (z)	0.17	3-4-2015	1,000,000	999,980
COFCO Capital Corporation (z)	0.48	3-10-2015	1,000,000	999,960
Collateralized Commercial Paper Company LLC 144A (z)	0.33	8-24-2015	2,000,000	1,996,948
Commonwealth Bank of Australia 144A±	0.25	7-2-2015	1,000,000	999,930
Commonwealth Bank of Australia 144A±	0.25	5-20-2015	2,000,000	1,999,880
Commonwealth Bank of Australia 144A±	0.25	5-22-2015	2,000,000	1,999,880
Commonwealth Bank of Australia 144A±	0.26	6-18-2015	4,000,000	3,999,840
Concord Minutemen Capital Company 144A(z)(p)	0.23	3-9-2015	2,000,000	1,999,920
Concord Minutemen Capital Company 144A (z)(p)	0.23	3-11-2015	2,000,000	1,999,900
Concord Minutemen Capital Company 144A (z)(p)	0.27	4-6-2015	1,000,000	999,810
Concord Minutemen Capital Company 144A (z)(p)	0.27	4-7-2015	2,000,000	1,999,600
Concord Minutemen Capital Company 144A (z)(p)	0.27	4-9-2015	1,000,000	999,790
Concord Minutemen Capital Company 144A (z)(p)	0.27	5-4-2015	3,000,000	2,998,830
Concord Minutemen Capital Company 144A (z)(p)	0.27	5-7-2015	3,000,000	2,998,770
CPPIB Capital Incorporated 144A (z)	0.14	6-1-2015	4,000,000	3,997,901
CPPIB Capital Incorporated 144A (z)	0.15	3-20-2015	2,000,000	1,999,880
Crown Point Capital Company LLC 144A (z)(p)	0.23	3-10-2015	1,000,000	999,960
Crown Point Capital Company LLC 144A (z)(p)	0.23	4-10-2015	1,000,000	999,780
Crown Point Capital Company LLC 144A (z)(p)	0.27	4-6-2015	4,000,000	3,999,240
Crown Point Capital Company LLC 144A (z)(p)	0.27	4-8-2015	1,000,000	999,800
Crown Point Capital Company LLC 144A (z)(p)	0.27	4-9-2015	1,000,000	999,790
Crown Point Capital Company LLC 144A (z)(p)	0.27	4-22-2015	1,000,000	999,700
Crown Point Capital Company LLC 144A (z)(p)	0.27	5-4-2015	6,000,000	5,997,660
DBS Bank Limited 144A (z)	0.20	4-8-2015	2,000,000	1,999,700
DBS Bank Limited 144A (z)	0.20	4-9-2015	2,000,000	1,999,700
DBS Bank Limited 144A (z)	0.20	4-10-2015	2,000,000	1,999,680
DBS Bank Limited 144A (z)	0.20	6-18-2015	5,000,000	4,996,800
Dexia Credit Local (z)	0.30	7-29-2015	3,000,000	2,996,190
Erste Abwicklungsanstalt 144A (z)	0.18	3-3-2015	2,000,000	1,999,960
Erste Abwicklungsanstalt 144A (z)	0.18	3-5-2015	2,000,000	1,999,960

The accompanying notes are an integral part of these financial statements.

106	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of investments—February 28, 2015

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Commercial Paper (continued)
Erste Abwicklungsanstalt 144A (z)	0.19%	3-23-2015	$1,000,000	$999,900
Erste Abwicklungsanstalt 144A (z)	0.20	4-1-2015	1,000,000	999,850
Erste Abwicklungsanstalt 144A (z)	0.24	6-10-2015	1,000,000	999,440
Erste Abwicklungsanstalt 144A (z)	0.24	6-11-2015	2,000,000	1,998,880
Erste Abwicklungsanstalt 144A (z)	0.25	6-18-2015	1,000,000	999,390
Gotham Funding Corporation 144A (z)(p)	0.19	3-6-2015	1,000,000	999,970
Gotham Funding Corporation 144A (z)(p)	0.19	3-17-2015	3,000,000	2,999,760
Gotham Funding Corporation 144A (z)(p)	0.19	3-18-2015	1,000,000	999,920
Gotham Funding Corporation 144A (z)(p)	0.19	4-7-2015	2,000,000	1,999,600
Hannover Funding Company LLC 144A (z)(p)	0.22	3-13-2015	1,000,000	999,940
Hannover Funding Company LLC 144A (z)(p)	0.22	4-27-2015	1,000,000	999,660
Hannover Funding Company LLC 144A (z)(p)	0.22	5-4-2015	3,000,000	2,998,845
Hannover Funding Company LLC 144A (z)(p)	0.22	5-13-2015	2,000,000	1,999,120
Hannover Funding Company LLC 144A (z)(p)	0.22	5-19-2015	1,000,000	999,500
Hannover Funding Company LLC 144A (z)(p)	0.22	5-20-2015	1,000,000	999,490
Institutional Secured Funding LLC 144A (z)(p)	0.26	3-5-2015	2,000,000	1,999,960
Institutional Secured Funding LLC 144A (z)(p)	0.38	3-10-2015	2,000,000	1,999,920
JPMorgan Securities Incorporated 144A ±	0.37	11-19-2015	3,000,000	2,999,550
Kells Funding LLC 144A ±(p)	0.25	1-11-2016	2,000,000	1,999,800
Kells Funding LLC 144A ±(p)	0.25	9-18-2015	2,000,000	1,999,740
Kells Funding LLC 144A ±(p)	0.25	10-7-2015	1,000,000	999,840
Kells Funding LLC 144A ±(p)	0.25	9-23-2015	3,000,000	2,999,580
Kells Funding LLC 144A ±(p)	0.26	9-29-2015	2,000,000	1,999,700
Kells Funding LLC 144A ±(p)	0.27	5-15-2015	3,000,000	2,999,880
Lexington Parker Capital Company LLC 144A (z)(p)	0.23	3-11-2015	4,000,000	3,999,800
Lexington Parker Capital Company LLC 144A (z)(p)	0.27	4-7-2015	2,000,000	1,999,600
Lexington Parker Capital Company LLC 144A (z)(p)	0.27	4-9-2015	1,000,000	999,790
Lexington Parker Capital Company LLC 144A (z)(p)	0.27	4-10-2015	1,000,000	999,780
Lexington Parker Capital Company LLC 144A (z)(p)	0.27	4-13-2015	2,000,000	1,999,520
Lexington Parker Capital Company LLC 144A (z)(p)	0.27	5-6-2015	2,000,000	1,999,180
Lexington Parker Capital Company LLC 144A (z)(p)	0.27	5-7-2015	2,000,000	1,999,180
Liberty Street Funding LLC 144A (z)(p)	0.18	3-23-2015	1,000,000	999,890
Liberty Street Funding LLC 144A (z)(p)	0.20	4-14-2015	1,000,000	999,760
Liberty Street Funding LLC 144A (z)(p)	0.20	4-27-2015	2,000,000	1,999,320
Liberty Street Funding LLC 144A (z)(p)	0.20	5-13-2015	1,000,000	999,540
Lloyds Bank plc (z)	0.06	3-2-2015	25,000,000	24,999,812
LMA Americas LLC 144A (z)	0.18	3-6-2015	6,000,000	5,999,820
LMA Americas LLC 144A (z)	0.18	3-9-2015	5,000,000	4,999,800
LMA Americas LLC 144A (z)	0.26	3-4-2015	1,000,000	999,980
LMA Americas LLC 144A (z)	0.26	3-10-2015	1,000,000	999,960
LMA Americas LLC 144A (z)	0.27	5-6-2015	2,000,000	1,999,180
Macquarie Bank Limited 144A (z)	0.22	3-25-2015	3,000,000	2,999,670
Macquarie Bank Limited 144A (z)	0.22	3-27-2015	3,000,000	2,999,640
Macquarie Bank Limited 144A (z)	0.22	3-31-2015	3,000,000	2,999,580
Manhattan Asset Funding Company LLC 144A (z)(p)	0.22	3-9-2015	2,000,000	1,999,920
Manhattan Asset Funding Company LLC 144A (z)(p)	0.22	3-10-2015	1,000,000	999,960
Manhattan Asset Funding Company LLC 144A (z)(p)	0.22	3-11-2015	1,000,000	999,950
Manhattan Asset Funding Company LLC 144A (z)(p)	0.22	3-27-2015	1,000,000	999,870
Manhattan Asset Funding Company LLC 144A (z)(p)	0.23	4-27-2015	1,000,000	999,660
Matchpoint Master Trust 144A (z)(p)	0.26	3-2-2015	1,000,000	999,990

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Dow Jones Target Date Funds	107

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Commercial Paper (continued)
Matchpoint Master Trust 144A (z)(p)	0.28%	3-20-2015	$1,000,000	$999,930
Mitsubishi UFJ Trust & Banking Corporation 144A (z)	0.25	5-19-2015	3,000,000	2,998,410
Mitsubishi UFJ Trust & Banking Corporation 144A (z)	0.25	5-20-2015	2,000,000	1,998,920
Mizuho Funding LLC 144A (z)	0.25	4-13-2015	2,000,000	1,999,480
Mountcliff Funding LLC 144A (z)(p)	0.16	3-2-2015	5,000,000	4,999,946
NV Bank Nederlandse Gemeenten 144A (z)	0.20	7-27-2015	4,000,000	3,996,320
NV Bank Nederlandse Gemeenten 144A ±	0.24	9-3-2015	3,000,000	2,999,700
NV Bank Nederlandse Gemeenten 144A (z)	0.29	9-21-2015	3,000,000	2,996,070
National Australia Bank Limited 144A ±	0.25	7-7-2015	5,000,000	4,999,800
National Australia Bank Limited 144A ±	0.26	11-20-2015	3,000,000	2,999,730
National Australia Funding Incorporated 144A ±	0.24	3-10-2015	2,000,000	1,999,980
Newport Funding Corporation 144A (z)(p)	0.25	3-3-2015	2,000,000	1,999,960
Nordea Bank AB 144A (z)	0.21	4-1-2015	1,000,000	999,870
NRW Bank 144A (z)	0.12	3-6-2015	6,000,000	5,999,820
Oakland-Alameda County Series A2 Municipal Commercial Paper	0.17	3-2-2015	1,000,000	1,000,000
Old Line Funding LLC 144A (z)(p)	0.28	4-20-2015	1,000,000	999,760
Oversea-Chinese Banking Corporation Limited (z)	0.18	3-24-2015	8,000,000	7,999,200
Oversea-Chinese Banking Corporation Limited (z)	0.20	3-12-2015	3,000,000	2,999,850
PSP Capital Incorporated 144A (z)	0.17	4-15-2015	1,000,000	999,810
Regency Markets No. 1 Limited 144A (z)(p)	0.15	3-25-2015	2,000,000	1,999,760
Ridgefield Funding Company LLC 144A ±(p)	0.27	7-8-2015	3,000,000	2,999,790
Ridgefield Funding Company LLC 144A ±(p)	0.27	6-12-2015	2,000,000	1,999,880
Ridgefield Funding Company LLC 144A ±(p)	0.27	11-6-2015	4,000,000	3,999,720
Shagang South Asia (z)	0.38	3-3-2015	1,000,000	999,950
Shagang South Asia (z)	0.45	3-9-2015	1,000,000	999,870
Sinochem Company Limited (z)	0.20	4-9-2015	5,000,000	4,999,250
Sinochem Company Limited (z)	0.43	3-3-2015	1,000,000	999,990
Sinochem Company Limited (z)	0.43	3-10-2015	1,000,000	999,970
State Street Bank & Trust Company ±	0.24	3-17-2015	2,000,000	1,999,960
State Street Bank & Trust Company ±	0.25	4-10-2015	5,000,000	4,999,800
State Street Bank & Trust Company ±	0.31	10-1-2015	4,000,000	3,999,880
State Street Bank & Trust Company ±	0.31	10-23-2015	3,000,000	2,999,490
Sumitomo Mitsui Banking Corporation 144A (z)	0.24	5-6-2015	5,000,000	4,997,950
Sumitomo Mitsui Banking Corporation 144A (z)	0.25	4-2-2015	3,000,000	2,999,490
Sumitomo Mitsui Banking Corporation 144A (z)	0.25	4-8-2015	6,000,000	5,998,740
Suncorp Group Limited 144A (z)	0.27	3-18-2015	1,000,000	999,930
Suncorp Group Limited 144A (z)	0.27	3-19-2015	1,000,000	999,920
Suncorp Group Limited 144A (z)	0.31	6-4-2015	2,000,000	1,998,820
Suncorp Group Limited 144A (z)	0.31	6-10-2015	2,000,000	1,998,700
Svensk Exportkredit AB (z)	0.28	4-23-2015	5,000,000	4,998,850
Swedbank (z)	0.21	3-13-2015	2,000,000	1,999,940
Sydney Capital Corporation (p)(z)	0.22	3-24-2015	1,000,000	999,910
Toyota Motor Credit Corporation ±	0.23	3-9-2015	3,000,000	2,999,970
Toyota Motor Credit Corporation ±	0.24	3-6-2015	3,000,000	3,000,000
United Overseas Bank Limited 144A (z)	0.28	3-16-2015	4,000,000	3,999,800
Versailles Commercial Paper LLC 144A ±	0.24	7-20-2015	1,000,000	999,910
Versailles Commercial Paper LLC 144A ±	0.24	7-20-2015	1,000,000	999,920
Versailles Commercial Paper LLC 144A ±	0.24	8-6-2015	1,000,000	999,910
Versailles Commercial Paper LLC 144A ±	0.24	8-6-2015	1,000,000	999,910
Victory Receivables 144A (z)(p)	0.19	3-16-2015	1,000,000	999,920

The accompanying notes are an integral part of these financial statements.

108	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of investments—February 28, 2015

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Commercial Paper (continued)
Victory Receivables 144A (z)(p)	0.19%	3-17-2015	$2,000,000	$1,999,840
Victory Receivables 144A (z)(p)	0.19	3-20-2015	2,000,000	1,999,820
Westpac Banking Corporation 144A ±	0.26	10-19-2015	4,000,000	3,999,480
Westpac Banking Corporation 144A ±	0.28	2-18-2016	2,000,000	1,999,800
Working Capital Management Company 144A (z)	0.20	3-11-2015	2,000,000	1,999,920

Total Commercial Paper (Cost $440,919,168)				440,922,912

Corporate Bonds and Notes: 0.39%

Financials: 0.17%

Diversified Financial Services: 0.17%
GBG LLC Custody Receipts 144A ±§	0.10	9-1-2027	179,000	179,000
LTF Real Estate LLC 144A ±§	0.24	6-1-2033	365,000	365,000
Overseas Private Investment Corporation ±§(i)	0.11	7-9-2026	1,000,000	1,000,000

				1,544,000

Health Care: 0.22%

Health Care Providers & Services: 0.22%
Keep Memory Alive ±§	0.11	5-1-2037	975,000	975,000
Providence Health & Services ±§	0.11	10-1-2042	980,000	980,000

				1,955,000

Total Corporate Bonds and Notes (Cost $3,499,000)				3,499,000

Municipal Obligations: 3.47%

California: 0.23%
California Series B-2 (GO)	0.17	4-1-2015	2,000,000	1,999,980

Colorado: 0.13%
Colorado HFA Class I Series A-1 (Housing Revenue, FHLB SPA) ø	0.12	10-1-2033	910,000	910,000
Colorado HFA MFHR Project B-2 (Housing Revenue, FHLB SPA) ø	0.11	5-1-2052	240,000	240,000

				1,150,000

Georgia: 0.11%
Municipal Electric Authority of Georgia (Utilities Revenue) ø	0.16	3-6-2015	1,000,000	1,000,000

Illinois: 0.07%
Illinois Regional Transportation Authority Series A1 (Tax Revenue, JPMorgan Chase & Company LIQ) 144A ø	0.14	4-1-2016	650,000	650,000

Maine: 0.45%
Maine Housing Authority Series D (Housing Revenue, Royal Bank of Canada SPA) ø	0.11	11-15-2039	2,000,000	2,000,000
Maine Housing Authority Series F (Housing Revenue, Citibank NA LIQ) ø	0.12	11-15-2032	1,000,000	1,000,000
Maine Housing Authority Series G (Housing Revenue, Bank of New York Mellon SPA) ø	0.11	11-15-2041	1,000,000	1,000,000

				4,000,000

Maryland: 0.44%
Baltimore MD Package Systems Facilities (Transportation Revenue, Bank of America NA LOC) ø	0.10	7-1-2032	1,940,000	1,940,000
Maryland CDA Series E (Housing Revenue, GNMA/FNMA/FHLMC Insured, Royal Bank of Canada SPA) ø	0.11	7-1-2045	2,000,000	2,000,000

				3,940,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2015	Wells Fargo Advantage Dow Jones Target Date Funds	109

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Michigan: 0.45%
Michigan Finance Authority Residual Interest Bond Trust Series 2014-6UE (Miscellaneous Revenue, Barclays Bank plc LOC) 144A ø	0.19%	6-1-2015	$3,000,000	$3,000,000
Michigan Finance Authority Series A (Miscellaneous Revenue, JPMorgan Chase & Company LOC) ø	0.10	9-1-2053	1,000,000	1,000,000

				4,000,000

New York: 0.62%
PFOTER Series TNP-1006 (Miscellaneous Revenue, Bank of America NA LIQ) 144A ø	0.40	9-15-2015	4,483,000	4,483,000
Yeshiva University New York Trust Series T30021-1 (Education Revenue, Citibank NA LIQ) 144A ø	0.42	7-1-2015	1,000,000	1,000,000

				5,483,000

Ohio: 0.13%
Ohio HFA Residential Management Taxable Series I (Housing Revenue, GNMA/FNMA/FHLMC Insured, FHLB SPA) ø	0.12	9-1-2039	174,000	174,000
OhioHealth Corporation (Health Revenue)	0.18	4-2-2015	1,000,000	999,990

				1,173,990

Oregon: 0.11%
Oregon PFOTER (Miscellaneous Revenue, Bank of America NA LIQ) 144A ø	0.42	5-1-2035	1,000,000	1,000,000

Other: 0.36%
JPMorgan Chase PUTTER/DRIVER Trust Series T0005 Blackrock Municipal Income Trust (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144A ø	0.13	12-31-2015	2,000,000	2,000,000
PFOTER Series TNP 1012 (Miscellaneous Revenue, Bank of America NA LIQ) 144A ø	0.40	12-1-2038	1,145,000	1,145,000

				3,145,000

Pennsylvania: 0.11%
RBC Municipal Products Incorporated Trust Series E-52 Invesco Van Kampen Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A ø	0.27	6-1-2015	1,000,000	1,000,000

South Carolina: 0.11%
York County SC PCR Series 2000B-3 (Utilities Revenue) ø	0.25	3-2-2015	1,000,000	1,000,000

Texas: 0.04%
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Utilities Revenue, Morgan Stanley Bank LIQ) 144A ø	0.32	12-15-2026	365,803	365,803

Wisconsin: 0.11%
Wisconsin PFA Housing Project (Housing Revenue, Bank of America NA LOC) ø	0.11	1-1-2042	995,000	995,000

Total Municipal Obligations (Cost $30,902,803)				30,902,773

Repurchase Agreements ^^: 7.73%
Bank of America Corporation, dated 2-27-2015, maturity value $28,000,187 (1)	0.08	3-2-2015	28,000,000	28,000,000
Credit Agricole, dated 2-27-2015, maturity value $27,923,487 (2)	0.09	3-2-2015	27,923,278	27,923,278
GX Clarke & Company, dated 2-27-2015, maturity value $3,000,043 (3)	0.17	3-2-2015	3,000,000	3,000,000
Royal Bank of Scotland, dated 2-27-2015, maturity value $10,000,117 (4)	0.14	3-2-2015	10,000,000	10,000,000

Total Repurchase Agreements (Cost $68,923,278)				68,923,278

Total investments in securities (Cost $897,249,142) *	100.67%	897,250,973
Other assets and liabilities, net	(0.67)	(5,987,926)

Total net assets	100.00%	$891,263,047

The accompanying notes are an integral part of these financial statements.

110	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of investments—February 28, 2015

SHORT-TERM INVESTMENT PORTFOLIO

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(z)	Zero coupon security. The rate represents the current yield to maturity.

(p)	Asset-backed commercial paper

§	The security is subject to a demand feature which reduces the effective maturity.

(i)	Illiquid security for which the designation as illiquid is unaudited.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

^^	Collateralized by:

(1)	U.S. government securities, 3.00% to 5.00%, 8-1-2033 to 11-20-2042, fair value including accrued interest is $28,840,000.

(2)	U.S. government security, 3.00%, 10-20-2042, fair value including accrued interest is $28,760,977.

(3)	U.S. government securities, 0.00% to 10.62%, 2-28-2015 to 2-15-2045, fair value including accrued interest is $3,060,141.

(4)	U.S. government securities, 0.25% to 3.25%, 4-15-2016 to 2-28-2018, fair value including accrued interest is $10,200,062.

*	Cost for federal income tax purposes is $897,249,142 and unrealized gains (losses) consists of:

Gross unrealized gains	$1,831
Gross unrealized losses	0

Net unrealized gains	$1,831

Statements of assets and liabilities—February 28, 2015	Wells Fargo Advantage Dow Jones Target Date Funds	111

	Diversified Fixed Income Portfolio	Diversified Stock Portfolio	Short-Term Investment Portfolio

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$6,076,965,925	$9,347,513,781	$897,250,973
In affiliated securities, at value (see cost below)	132,228,952	496,028,935	0

Total investments, at value (see cost below)	6,209,194,877	9,843,542,716	897,250,973
Cash	1,319,043	496,431	0
Segregated cash	0	9,306,999	0
Foreign currency, at value (see cost below)	425,636	18,681,926	0
Receivable for investments sold	9,980,750	27,960	2,010,713
Principal paydown receivable	525	0	0
Receivable for dividends and interest	42,698,970	14,346,864	99,747
Receivable for securities lending income	3,053	255,587	0
Prepaid expenses and other assets	8,454	61,975	11,569

Total assets	6,263,631,308	9,886,720,458	899,373,002

Liabilities
Payable for investments purchased	175,214,183	2,566	8,000,000
Payable upon receipt of securities loaned	2,854,648	206,820,578	0
Payable for daily variation margin on open futures contracts	0	127,065	0
Advisory fee payable	733,794	1,046,399	70,787
Accrued expenses and other liabilities	82,063	14,215	39,168

Total liabilities	178,884,688	208,010,823	8,109,955

Total net assets	$6,084,746,620	$9,678,709,635	$891,263,047

Investments in unaffiliated securities, at cost	$6,018,604,763	$6,626,565,309	$897,249,142

Investments in affiliated securities, at cost	$130,377,009	$481,583,462	$0

Total investments, at cost	$6,148,981,772	$7,108,148,771	$897,249,142

Securities on loan, at value	$2,808,985	$199,445,517	$0

Foreign currency, at cost	$429,575	$19,516,898	$0

The accompanying notes are an integral part of these financial statements.

112	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of operations—year ended February 28, 2015

	Diversified Fixed Income Portfolio	Diversified Stock Portfolio	Short-Term Investment Portfolio

Investment income
Interest*	$150,770,073	$98,341	$1,455,772
Income from affiliated securities	992,311	950,721	0
Securities lending income, net	45,734	4,656,522	0
Dividends**	0	184,351,567	0

Total investment income	151,808,118	190,057,151	1,455,772

Expenses
Advisory fee	9,338,353	13,113,974	757,203
Custody and accounting fees	490,338	1,671,807	91,283
Professional fees	87,884	65,542	51,815
Shareholder report expenses	16,577	21,210	3,200
Trustees’ fees and expenses	9,337	9,337	8,871
Other fees and expenses	91,564	247,389	20,126

Total expenses	10,034,053	15,129,259	932,498

Net investment income	141,774,065	174,927,892	523,274

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	(482,244)	317,159,746	4,363
Affiliated securities	7,465	900,572	0
Futures transactions	0	10,268,856	0

Net realized gains (losses) on investments	(474,779)	328,329,174	4,363

Net change in unrealized gains (losses) on:
Unaffiliated securities	(50,005,666)	325,189,825	(8,658)
Affiliated securities	479,753	4,351,434	0
Futures transactions	0	2,112,429	0

Net change in unrealized gains (losses) on investments	(49,525,913)	331,653,688	(8,658)

Net realized and unrealized gains (losses) on investments	(50,000,692)	659,982,862	(4,295)

Net increase in net assets resulting from operations	$91,773,373	$834,910,754	$518,979

* Net of foreign interest withholding taxes in the amount of	$1,779,188	$0	$79
** Net of foreign dividend withholding taxes in the amount of	$0	$9,497,203	$0

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	113

	Diversified Fixed Income Portfolio
	Year ended February 28, 2015	Year ended February 28, 2014

Operations
Net investment income	$141,774,065	$124,899,679
Net realized losses on investments	(474,779)	(10,397,892)
Net change in unrealized gains (losses) on investments	(49,525,913)	(80,376,125)

Net increase in net assets resulting from operations	91,773,373	34,125,662

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	1,267,837,999	1,357,068,342
Withdrawals	(1,089,681,898)	(898,747,707)

Net increase in net assets resulting from capital share transactions	178,156,101	458,320,635

Total increase in net assets	269,929,474	492,446,297

Net assets
Beginning of period	5,814,817,146	5,322,370,849

End of period	$6,084,746,620	$5,814,817,146

The accompanying notes are an integral part of these financial statements.

114	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Diversified Stock Portfolio
	Year ended February 28, 2015	Year ended February 28, 2014

Operations
Net investment income	$174,927,892	$169,257,059
Net realized gains on investments	328,329,174	438,942,966
Net change in unrealized gains (losses) on investments	331,653,688	1,126,909,882

Net increase in net assets resulting from operations	834,910,754	1,735,109,907

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	1,110,756,255	1,354,845,934
Withdrawals	(1,789,089,600)	(1,857,847,901)

Net decrease in net assets resulting from capital share transactions	(678,333,345)	(503,001,967)

Total increase in net assets	156,577,409	1,232,107,940

Net assets
Beginning of period	9,522,132,226	8,290,024,286

End of period	$9,678,709,635	$9,522,132,226

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	115

	Short-Term Investment Portfolio
	Year ended February 28, 2015	Year ended February 28, 2014

Operations
Net investment income	$523,274	$579,262
Net realized gains on investments	4,363	17,485
Net change in unrealized gains (losses) on investments	(8,658)	(47,254)

Net increase in net assets resulting from operations	518,979	549,493

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	368,626,024	283,271,026
Withdrawals	(160,133,314)	(176,386,431)

Net increase in net assets resulting from capital share transactions	208,492,710	106,884,595

Total increase in net assets	209,011,689	107,434,088

Net assets
Beginning of period	682,251,358	574,817,270

End of period	$891,263,047	$682,251,358

The accompanying notes are an integral part of these financial statements.

116	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Ratio to average net assets (annualized)			Total return	Portfolio turnover rate
	Net investment income	Gross expenses	Net expenses

Diversified Fixed Income Portfolio
Year ended February 28, 2015	2.28%	0.16%	0.16%	1.54%	49%
Year ended February 28, 2014	2.25%	0.19%	0.19%	0.47%	44%
Year ended February 28, 2013	2.24%	0.27%	0.26%	1.50%	43%
Year ended February 29, 2012	2.66%	0.27%	0.26%	7.41%	52%
Year ended February 28, 2011	2.84%	0.28%	0.26%	5.58%	57%

Diversified Stock Portfolio
Year ended February 28, 2015	1.85%	0.16%	0.16%	9.01%	14%
Year ended February 28, 2014	1.92%	0.20%	0.19%	21.82%	22%
Year ended February 28, 2013	2.06%	0.33%	0.28%	11.12%	18%
Year ended February 29, 2012	1.79%	0.33%	0.28%	0.86%	17%
Year ended February 28, 2011	1.65%	0.34%	0.28%	25.76%	18%

Short-Term Investment Portfolio
Year ended February 28, 2015	0.07%	0.12%	0.12%	0.00%	N/A
Year ended February 28, 2014	0.09%	0.12%	0.12%	0.00%	N/A
Year ended February 28, 2013	0.14%	0.12%	0.12%	0.00%	N/A
Year ended February 29, 2012	0.13%	0.12%	0.12%	0.00%	N/A
Year ended February 28, 2011	0.20%	0.14%	0.14%	0.00%	N/A

The accompanying notes are an integral part of these financial statements.

Notes to financial statements	Wells Fargo Advantage Dow Jones Target Date Funds	117

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the following funds: the Wells Fargo Advantage Diversified Fixed Income Portfolio (“Diversified Fixed Income Portfolio”), the Wells Fargo Advantage Diversified Stock Portfolio (“Diversified Stock Portfolio”), and the Wells Fargo Advantage Short-Term Investment Portfolio (“Short-Term Investment Portfolio” ) (each, a “Portfolio”, collectively, the “Portfolios”).

The Portfolios, which are master portfolios in a master/feeder structure, offer their shares to multiple feeder funds and other affiliated master portfolios rather than directly to the public.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with each Portfolio’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by Funds Management.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolios are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On February 28, 2015, such fair value pricing was not used in pricing foreign securities.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair

118	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements

valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolios are maintained in U.S. dollars. The value of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Repurchase agreements

The Portfolios may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other portfolios advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Portfolio in the event that such Portfolio is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Portfolio seeks to assert its rights.

Security loans

The Portfolios may lend their securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolios continue to receive interest or dividends on the securities loaned. The Portfolios receive collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolios on the next business day. In a securities lending transaction, the net asset value of the Portfolios will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolios fluctuate from time to time, In the event of default or bankruptcy by the borrower, the Portfolios may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolios have the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolios lend their securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statements of Operations.

Notes to financial statements	Wells Fargo Advantage Dow Jones Target Date Funds	119

When-issued transactions

Each Portfolio may purchase securities on a forward commitment or when-issued basis. A Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

Each Portfolio is subject to equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Mortgage dollar roll transactions

Each Portfolio may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, a Portfolio foregoes principal and interest paid on the securities. A Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. A Portfolio accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Federal and other taxes

Each Portfolio is treated as a separate entity for federal income tax purposes. The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Portfolio are deemed to have been “passed through” to the interestholders in proportion to their holdings of the Portfolio regardless of whether such interest, dividends and gains have been distributed by the Portfolio.

Each Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed each Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

120	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). Each Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing each Portfolio’s assets and liabilities as of February 28, 2015:

Diversified Fixed Income Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :

Agency securities	$0	$1,660,076,446	$0	$1,660,076,446

Corporate bonds and notes	0	1,264,588,070	0	1,264,588,070

Foreign government bonds	0	1,524,909,139	0	1,524,909,139

U.S. Treasury securities	1,407,555,451	0	0	1,407,555,451

Yankee corporate bonds and notes	0	238,998,207	0	238,998,207

Yankee government bonds	0	2,026,220	0	2,026,220

Short-term investments
Investment companies	108,186,696	2,854,648	0	111,041,344
Total assets	$1,515,742,147	$4,693,452,730	$0	$6,209,194,877

Notes to financial statements	Wells Fargo Advantage Dow Jones Target Date Funds	121

Diversified Stock Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :

Common stocks
Consumer discretionary	$1,275,653,264	$10,865	$0	$1,275,664,129
Consumer staples	632,615,915	0	0	632,615,915
Energy	556,108,905	1,725,513	0	557,834,418
Financials	2,134,898,058	1,874,731	0	2,136,772,789
Health care	1,009,021,825	0	0	1,009,021,825
Industrials	1,144,755,129	14,273	0	1,144,769,402
Information technology	1,468,337,660	126,829	0	1,468,464,489
Materials	491,403,709	1,299,019	0	492,702,728
Telecommunication services	233,584,610	116,334	0	233,700,944
Utilities	380,631,700	0	0	380,631,700

Preferred stocks
Consumer discretionary	7,005,759	0	0	7,005,759
Consumer staples	2,851,005	0	0	2,851,005
Energy	5,393,368	0	0	5,393,368
Financials	20,460,241	0	0	20,460,241
Health care	274	0	0	274
Information technology	2,867,427	0	0	2,867,427
Materials	5,854,708	0	0	5,854,708
Telecommunication services	1,225,592	0	0	1,225,592
Utilities	843,978	0	0	843,978

Rights
Financials	0	9,141	0	9,141
Health care	0	0	0	0
Industrials	0	30,392	0	30,392
Information technology	0	8,804	0	8,804
Materials	0	1,172	0	1,172

Warrants
Consumer discretionary	0	108,555	0	108,555
Energy	0	2,640	0	2,640
Financials	0	15,592	0	15,592
Health care	0	29	0	29
Industrials	0	6,297	0	6,297
Materials	0	5,212	0	5,212
Utilities	0	696	0	696

Short-term investments
Investment companies	257,852,917	206,820,578	0	464,673,495
Total assets	$9,631,366,044	$212,176,672	$0	$9,843,542,716
Liabilities

Futures contracts	$127,065	$0	$0	$127,065
Total liabilities	$127,065	$0	$0	$127,065

122	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements

Short-Term Investment Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :

Certificates of deposit	$0	$353,003,010	$0	$353,003,010

Commercial paper	0	440,922,912	0	440,922,912

Corporate bonds and notes	0	3,499,000	0	3,499,000

Municipal obligations	0	30,902,773	0	30,902,773

Repurchase agreements	0	68,923,278	0	68,923,278
Total assets	$0	$897,250,973	$0	$897,250,973

Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Portfolio at that date. All other assets and liabilities are reported at their market value at measurement date.

The Portfolios recognize transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2015, the Portfolios did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fees

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadvisers, who are responsible for day-to-day portfolio management of the Portfolios.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee from Diversified Fixed Income Portfolio and Diversified Stock Portfolio starting at 0.20% and declining to 0.10% as the average daily net assets of each respective Portfolio increase. Fund Management is entitled to receive an annual advisory fee of 0.10% of the average daily net assets of Short-Term Investment Portfolio. For the year ended February 28, 2015, the advisory fee was equivalent to an annual rate for each Portfolio as follows:

Advisory fee
Diversified Fixed Income Portfolio	0.15%
Diversified Stock Portfolio	0.14
Short-Term Investment Portfolio	0.10

Funds Management has retained the services of certain subadvisers to provide daily portfolio management to the Portfolios. The fees for subadvisory services are borne by Funds Management. WellsCap, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to Short-Term Investment Portfolio and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05%and declining to 0.01% as the average daily net assets of Short-Term Investment Portfolio increase. SSgA Funds Management Incorporated is the subadviser to both Diversified Fixed Income Portfolio and Diversified Stock Portfolio and is entitled to receive an annual subadvisory fee starting at 0.07% and declining to 0.025% as the average daily net assets of each Portfolio increase.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended February 28, 2015 were as follows:

	Purchases at cost		Sales proceeds
	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
Diversified Fixed Income Portfolio	$2,884,072,344	$775,273,425	$2,527,201,652	$474,739,030
Diversified Stock Portfolio	0	1,277,528,704	0	1,656,234,567

Notes to financial statements	Wells Fargo Advantage Dow Jones Target Date Funds	123

6. INVESTMENTS IN AFFILIATES

An affiliated investment is a company which is under common ownership or control of the Portfolio or which the Portfolio has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were either affiliates of the Portfolio at the beginning of the period or the end of the period.

		Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	Income from affiliated securities	Realized gains
Diversified Stock Portfolio	Wells Fargo & Company	634,120	34,020	95,856	572,284	$31,355,440	$835,832	$900,572

7. DERIVATIVE TRANSACTIONS

During the year ended February 28, 2015, Diversified Stock Portfolio used uninvested cash to enter into futures contracts to gain market exposure.

At February 28, 2015, Diversified Stock Portfolio had long futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at February 28, 2015	Unrealized gains
3-20-2015	UBS	217 Long	MSCI EAFE Index	$20,347,005	$1,071,980
3-20-2015	UBS	2,350 Long	MSCI Emerging Markets Index	116,548,250	6,145,815
3-20-2015	UBS	5 Long	Russell 2000 Index	615,800	34,836
3-20-2015	UBS	2 Long	S&P 500 Index	210,280	11,180
3-20-2015	UBS	2 Long	S&P Midcap 400 Index	300,920	15,315

Diversified Stock Portfolio had an average notional amount of $169,522,981 in long futures contracts during the year ended February 28, 2015. As of February 28, 2015, Diversified Stock Portfolio had segregated $9,306,999 as cash collateral for open futures contracts.

The payable for daily variation margin on open futures contracts reflected in the Statements of Assets and Liabilities only represents the current day’s variation margin. The realized gains and change in unrealized gains (losses) on futures contracts are reflected in the Statements of Operations.

For certain types of derivative transactions, Diversified Stock Portfolio has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Diversified Stock Portfolio to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Diversified Stock Portfolio under ISDA Master Agreements or similar agreements, if any, will be reported separately in the Statements of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Summary Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreeme nt, the reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities are not offset across t ransactions between the Diversified Stock Portfolio and the applicable counterparty. A reconciliation of the gross amounts on the Statements of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

	Derivative type	Counterparty	Gross amounts of liabilities in the Statements of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Diversified Stock Portfolio	Futures – variation margin	UBS	$127,065	$0	$(127,065)	$0

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated.

124	Wells Fargo Advantage Dow Jones Target Date Funds	Report of independent registered public accounting firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO MASTER TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments or summary portfolios of investments (for the Wells Fargo Advantage Diversified Fixed Income Portfolio and Wells Fargo Advantage Diversified Stock Portfolio), of the Wells Fargo Advantage Diversified Fixed Income Portfolio, Wells Fargo Advantage Diversified Stock Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio, three of the portfolios constituting the Wells Fargo Master Trust (collectively, the “Portfolios”), as of February 28, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included agreement of investments owned as of February 28, 2015, by correspondence with the transfer agent or by other appropriate auditing procedures as applicable. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned Portfolios of the Wells Fargo Master Trust as of February 28, 2015, the results of their operations for the year then ended, changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-years then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

April 24, 2015

Other information (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	125

TAX INFORMATION

For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, the percentage of ordinary income dividends qualifying for the corporate dividends-received deduction was as follows for the fiscal year ended February 28, 2015:

Dividends-received deduction
Target Today Fund	8.97%
Target 2010 Fund	9.35
Target 2015 Fund	15.74
Target 2020 Fund	20.50
Target 2025 Fund	26.46
Target 2030 Fund	33.62
Target 2035 Fund	39.46
Target 2040 Fund	43.11
Target 2045 Fund	45.68
Target 2050 Fund	44.42
Target 2055 Fund	48.45

Pursuant to Section 852 of the Internal Revenue Code, the following amounts were designated as long-term capital gain distributions for the fiscal year ended February 28, 2015:

Long-term capital gain distributions
Target Today Fund	$5,846,605
Target 2010 Fund	10,255,712
Target 2015 Fund	9,219,689
Target 2020 Fund	38,950,383
Target 2025 Fund	38,885,635
Target 2030 Fund	51,267,214
Target 2035 Fund	26,983,549
Target 2040 Fund	44,240,969
Target 2045 Fund	15,932,378
Target 2050 Fund	28,370,600
Target 2055 Fund	1,497,406

126	Wells Fargo Advantage Dow Jones Target Date Funds	Other information (unaudited)

Pursuant to Section 854 of the Internal Revenue Code, the following amounts of income dividends paid during the fiscal year ended February 28, 2015 have been designated as qualified dividend income (QDI):

QDI
Target Today Fund	$1,771,718
Target 2010 Fund	1,767,530
Target 2015 Fund	3,543,574
Target 2020 Fund	16,106,971
Target 2025 Fund	17,589,018
Target 2030 Fund	26,969,678
Target 2035 Fund	14,386,125
Target 2040 Fund	25,067,876
Target 2045 Fund	9,225,677
Target 2050 Fund	16,782,860
Target 2055 Fund	1,737,465

For the fiscal year ended February 28, 2015, the following amounts have been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code:

Interest-related dividends
Target Today Fund	$8,724,150
Target 2010 Fund	7,823,766
Target 2015 Fund	9,921,646
Target 2020 Fund	25,399,082
Target 2025 Fund	16,453,069
Target 2030 Fund	13,783,739
Target 2035 Fund	4,013,474
Target 2040 Fund	3,684,824
Target 2045 Fund	758,730
Target 2050 Fund	1,190,710
Target 2055 Fund	121,996

Other information (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	127

For the fiscal year ended February 28, 2015 the following amounts have been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code:

Short-term capital gains dividends
Target Today Fund	$1,867,165
Target 2010 Fund	3,145,241
Target 2015 Fund	1,607,962
Target 2020 Fund	8,253,607
Target 2025 Fund	6,879,470
Target 2030 Fund	9,059,665
Target 2035 Fund	4,454,207
Target 2040 Fund	7,414,107
Target 2045 Fund	2,647,855
Target 2050 Fund	4,769,678
Target 2055 Fund	260,553

For the fiscal year ended February 28, 2015, the percentage of ordinary income distributed which was derived from interest on U.S. government securities was as follows:

U.S government income
Target Today Fund	14.40%
Target 2010 Fund	12.51
Target 2015 Fund	13.34
Target 2020 Fund	10.47
Target 2025 Fund	8.15
Target 2030 Fund	5.66
Target 2035 Fund	3.59
Target 2040 Fund	2.06
Target 2045 Fund	1.19
Target 2050 Fund	1.00
Target 2055 Fund	1.12

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings are publicly available on the website (wellsfargoadvantagefunds.com) on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) is publicly available on the website on a monthly, seven-day or more delayed basis. Each Fund and Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, each Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

128	Wells Fargo Advantage Dow Jones Target Date Funds	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 134 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is an Adjunct Lecturer, Finance, at Babson College and a Chartered Financial Analyst.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior thereto, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Chartered Financial Analyst (inactive), Chair of Taproot Foundation (non-profit organization) and a Board Member of Ruth Bancroft Garden (non-profit organization).	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Delux Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	129

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 73 funds in the Fund Complex.
[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling
1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

130	Wells Fargo Advantage Dow Jones Target Date Funds	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

232050 04-15 AOUTLD/AR003 02-15

ITEM 2.	CODE OF ETHICS

(a) As of the end of the period covered by the report, Wells Fargo Funds Trust has adopted a code of ethics that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(c) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in Item 2(a) above.

(d) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in Item 2(a) above.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Wells Fargo Funds Trust has determined that Judith Johnson is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mrs. Johnson is independent for purposes of Item 3 of Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a), (b), (c), (d) The following table presents aggregate fees billed in each of the last two fiscal years for services rendered to the Registrant by the Registrant’s principal accountant. These fees were billed to the registrant and were approved by the Registrant’s audit committee.

	Fiscal	Fiscal
	year ended	year ended
	February 28, 2015	February 28, 2014
Audit fees	$154,000	$130,710
Audit-related fees	—	—
Tax fees (1)	41,590	33,020
All other fees	—	—

	$195,590	$163,730

(1)	Tax fees consist of fees for tax compliance, tax advice, tax planning and excise tax.

(e) The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services for the mutual funds of

Wells Fargo Funds Trust; (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors (“Auditors”) if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund’s investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(f) Not applicable

(g) Not applicable

(h) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

A Portfolio of Investments for each series of Wells Fargo Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit COE.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:
/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	April 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:
/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	April 24, 2015

By:
/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	April 24, 2015